UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2010

                    Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   --------------------------------------------------------      ---------------
COMMON STOCKS: 93.81%
APPAREL & ACCESSORY STORES: 3.90%
          6,333   KOHL'S CORPORATION+                                           $       346,921
          3,140   VF CORPORATION                                                        251,671
                                                                                        598,592
                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.59%
            336   NVR INCORPORATED+                                                     244,104
                                                                                ---------------
BUSINESS SERVICES: 7.63%
          7,740   AVERY DENNISON CORPORATION                                            281,813
          4,840   FISERV INCORPORATED+                                                  245,678
          2,760   MANPOWER INCORPORATED                                                 157,651
         12,520   OMNICOM GROUP INCORPORATED                                            485,901
                                                                                      1,171,043
                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 2.45%
          7,894   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                       376,307
                                                                                ---------------
CONGLOMERATES: 1.92%
         16,220   GENERAL ELECTRIC COMPANY                                              295,204
                                                                                ---------------
COSMETICS, PERSONAL CARE: 1.45%
          6,570   AVON PRODUCTS INCORPORATED                                            222,526
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 7.27%
         17,456   BANK OF AMERICA CORPORATION                                           311,590
          6,645   JPMORGAN CHASE & COMPANY                                              297,364
         11,240   STATE STREET CORPORATION                                              507,374
                                                                                      1,116,328
                                                                                ---------------
EATING & DRINKING PLACES: 4.37%
          7,340   DARDEN RESTAURANTS INCORPORATED                                       326,924
          5,141   MCDONALD'S CORPORATION                                                343,008
                                                                                        669,932
ELECTRIC, GAS & SANITARY SERVICES: 1.91%
         10,080   REPUBLIC SERVICES INCORPORATED                                        292,522
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.15%
         39,750   FLEXTRONICS INTERNATIONAL LIMITED+                                    311,640
         11,680   MOLEX INCORPORATED CLASS A                                            206,152
          9,892   TYCO ELECTRONICS LIMITED                                              271,832
                                                                                        789,624
                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.95%
          6,320   ILLINOIS TOOL WORKS INCORPORATED                                      299,315
                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.14%
          4,880   DIAGEO PLC ADR                                                        329,156
                                                                                ---------------
HEALTH SERVICES: 1.30%
          5,540   CARDINAL HEALTH INCORPORATED                                          199,606
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   --------------------------------------------------------      ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.86%
          3,520   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                      $       286,070
                                                                                ---------------
HOUSEHOLD PRODUCTS, WARE: 4.30%
          5,620   COLGATE-PALMOLIVE COMPANY                                             479,161
          3,900   HENKEL AG & COMPANY KGAA ADR                                          180,570
                                                                                        659,731
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.09%
          6,580   DIEBOLD INCORPORATED                                                  208,981
          8,270   DOVER CORPORATION                                                     386,623
          4,450   EATON CORPORATION                                                     337,177
          4,600   LAM RESEARCH CORPORATION+                                             171,672
         11,870   PITNEY BOWES INCORPORATED                                             290,222
                                                                                      1,394,675
                                                                                ---------------
INSURANCE CARRIERS: 5.89%
          6,390   ALLSTATE CORPORATION                                                  206,461
          3,770   AXIS CAPITAL HOLDINGS LIMITED                                         117,850
          4,340   CHUBB CORPORATION                                                     225,029
         11,330   WILLIS GROUP HOLDINGS                                                 354,516
                                                                                        903,856
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.82%
          1,670   BECTON DICKINSON & COMPANY                                            131,479
          7,790   QUEST DIAGNOSTICS INCORPORATED                                        454,079
                                                                                        585,558
                                                                                ---------------
MEDICAL PRODUCTS: 1.29%
          3,400   BAXTER INTERNATIONAL INCORPORATED                                     197,880
                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.24%
          4,960   TYCO INTERNATIONAL LIMITED                                            189,720
                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.96%
          4,670   UNITED PARCEL SERVICE INCORPORATED CLASS B                            300,795
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.30%
         12,280   AMERICAN EXPRESS COMPANY                                              506,673
                                                                                ---------------
PERSONAL SERVICES: 0.99%
          5,400   CINTAS CORPORATION                                                    151,686
                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.22%
          3,600   CHEVRON CORPORATION                                                   272,988
          7,880   EXXON MOBIL CORPORATION                                               527,802
                                                                                        800,790
                                                                                ---------------
PHARMACEUTICALS: 2.83%
          6,660   JOHNSON & JOHNSON                                                     434,232
                                                                                ---------------
SOFTWARE: 1.92%
         10,060   MICROSOFT CORPORATION                                                 294,456
                                                                                ---------------
TELECOMMUNICATIONS: 2.49%
         16,432   VODAFONE GROUP PLC ADR<<                                              382,701
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   --------------------------------------------------------      ---------------
TRAVEL & RECREATION: 2.57%
          10,140  CARNIVAL CORPORATION                                          $       394,243
                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.01%
           4,900  KIMBERLY-CLARK CORPORATION                                            308,112
                                                                                ---------------
TOTAL COMMON STOCKS (COST $14,178,550)                                               14,395,437
                                                                                ---------------

                                                     DIVIDEND
                                                       YIELD
                                                     --------
PREFERRED STOCKS: 1.91%
           5,470  HENKEL KGAA ADR (CHEMICALS &
                  ALLIED PRODUCTS)                     0.70%                            292,645
TOTAL PREFERRED STOCKS (COST $248,237)                                                  292,645
                                                                                ---------------

                                                     INTEREST    MATURITY
   PRINCIPAL                                           RATE        DATE
---------------                                      --------   ----------
COLLATERAL FOR SECURITIES LENDING: 0.42%
COLLATERAL INVESTED IN OTHER ASSETS: 0.42%
$         2,252   BNP PARIBAS SECURITIES
                  CORPORATION REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $2,252)              0.01     04/01/2010                2,252
            674   CALCASIEU PARISH LA+/-ss             0.40     12/01/2027                  674
            927   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss           0.38     06/01/2028                  927
         18,579   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $18,579)             0.02     04/01/2010               18,579
            446   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                       0.25     10/01/2038                  446
          1,349   COOK COUNTY IL+/-ss                  0.25     11/01/2030                1,349
          1,689   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $1,689)              0.03     04/01/2010                1,689
          2,593   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $2,593)              0.01     04/01/2010                2,593
         18,050   GRYPHON FUNDING LIMITED(a)(i)        0.00     08/05/2010                7,418
            278   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss           0.33     11/01/2042                  278
            843   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss              0.28     07/01/2029                  843
            337   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                          0.30     01/01/2018                  337
         11,260   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $11,260)             0.01     04/01/2010               11,260
            506   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                      0.30     04/15/2025                  506
            337   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                       0.34     01/01/2018                  337
            985   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                          0.33     01/01/2034                  985
          1,517   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss               0.34     07/01/2032                1,519
            506   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                     0.32     12/15/2040                  506
         23,026   VFNC CORPORATION+++/-(a)(i)          0.25     09/30/2010               12,434
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,368)                                   64,932
                                                                                ---------------

     SHARES                                           YIELD
---------------                                      --------
SHORT-TERM INVESTMENTS: 5.25%
MUTUAL FUNDS: 5.25%
        805,096   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(u)~(l)                  0.09                             805,096
TOTAL SHORT-TERM INVESTMENTS (COST $805,096)                                            805,096
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $15,293,251)*                         101.39%                                  15,558,110
OTHER ASSETS AND LIABILITIES, NET            (1.39)                                    (213,626)
                                            ------                              ---------------
TOTAL NET ASSETS                            100.00%                             $    15,344,484
                                            ------                              ---------------

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $15,563,579 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 1,800,822
GROSS UNREALIZED DEPRECIATION    (1,806,291)
                                -----------
NET UNREALIZED DEPRECIATION     $    (5,469)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 99.89%
APPAREL & ACCESSORY STORES: 4.70%
         30,200   GUESS? INCORPORATED                                           $     1,418,795
         23,000   J.CREW GROUP INCORPORATED+                                          1,055,700
         48,500   URBAN OUTFITTERS INCORPORATED+                                      1,844,455
                                                                                      4,318,950
                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.22%
         77,814   PENSKE AUTO GROUP INCORPORATED+                                     1,122,078
                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.71%
         48,900   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                       1,571,157
                                                                                ---------------
BIOPHARMACEUTICALS: 2.63%
         24,800   ALEXION PHARMACEUTICALS INCORPORATED+                               1,348,376
         19,200   UNITED THERAPEUTICS CORPORATION+                                    1,062,336
                                                                                      2,410,712
                                                                                ---------------
BUSINESS SERVICES: 8.31%
         27,300   ALLIANCE DATA SYSTEMS CORPORATION+<<                                1,746,927
         31,100   ANSYS INCORPORATED+                                                 1,341,654
         15,700   F5 NETWORKS INCORPORATED+                                             965,707
         57,400   GARTNER INCORPORATED+                                               1,276,576
        145,070   SAPIENT CORPORATION                                                 1,325,940
         51,050   SUCCESSFACTORS INCORPORATED+                                          971,992
                                                                                      7,628,796
                                                                                ---------------
COMMUNICATIONS: 10.49%
         62,029   ASIAINFO HOLDINGS INCORPORATED+                                     1,642,528
         22,963   EQUINIX INCORPORATED+                                               2,235,218
         35,864   GEOEYE INCORPORATED+                                                1,057,988
         82,900   SBA COMMUNICATIONS CORPORATION CLASS A+                             2,990,203
         38,400   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                           1,703,040
                                                                                      9,628,977
                                                                                ---------------
COMPUTER TECHNOLOGIES: 0.92%
         46,500   SEAGATE TECHNOLOGY                                                    849,090
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 4.86%
        110,100   FIFTH THIRD BANCORP                                                 1,496,259
         46,800   HOME BANCSHARES INCORPORATED                                        1,237,392
         46,500   WINTRUST FINANCIAL CORPORATION                                      1,730,265
                                                                                      4,463,916
                                                                                ---------------
E-COMMERCE/SERVICES: 2.19%
          7,900   PRICELINE.COM INCORPORATED+                                         2,014,500
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 3.91%
         78,600   NETLOGIC MICROSYSTEMS INCORPORATED+                                 2,313,198
        142,800   PMC-SIERRA INCORPORATED+                                            1,273,776
                                                                                      3,586,974
                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
         76,700   GENPACT LIMITED+                                                    1,286,259
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 1.10%
         28,950   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                    $     1,013,540
                                                                                ---------------
FOOD STORES: 1.54%
         18,500   PANERA BREAD COMPANY+                                               1,415,065
                                                                                ---------------
GENERAL MERCHANDISE STORES: 1.35%
         33,600   BJ'S WHOLESALE CLUB INCORPORATED+                                   1,242,864
                                                                                ---------------
HEALTH SERVICES: 7.99%
         15,100   DAVITA INCORPORATED+                                                  957,340
         28,883   EMERGENCY MEDICAL SERVICES CORPORATION+                             1,633,334
         35,900   LHC GROUP INCORPORATED+                                             1,203,727
         29,700   LINCARE HOLDINGS INCORPORATED+                                      1,332,936
         16,396   MEDNAX INCORPORATED+                                                  954,083
         69,417   ODYSSEY HEALTHCARE INCORPORATED+                                    1,257,142
                                                                                      7,338,562
                                                                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.52%
         77,500   ORION MARINE GROUP INCORPORATED+                                    1,398,875
                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.32%
         42,150   ASPEN INSURANCE HOLDINGS LIMITED                                    1,215,606
                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.19%
         43,283   HHGREGG INCORPORATED+                                               1,092,463
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.03%
         40,039   ARCSIGHT INCORPORATED+                                              1,127,098
        112,953   ISILON SYSTEMS INCORPORATED+                                          972,525
         20,000   JOY GLOBAL INCORPORATED                                             1,132,000
         46,200   KENNAMETAL INCORPORATED                                             1,299,144
         91,052   NETEZZA CORPORATION+                                                1,164,555
         11,700   PARKER HANNIFIN CORPORATION                                           757,458
                                                                                      6,452,780
                                                                                ---------------
INSURANCE CARRIERS: 0.70%
         17,382   ENDURANCE SPECIALTY HOLDINGS LIMITED                                  645,741
                                                                                ---------------
LEISURE, SPORTING & RECREATION: 1.29%
         45,200   DICK'S SPORTING GOODS INCORPORATED+                                 1,180,172
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.65%
         87,700   BRUKER BIOSCIENCES CORPORATION+                                     1,284,805
         18,050   EMDEON INCORPORATED+                                                  298,186
         40,547   VEECO INSTRUMENTS INCORPORATED+                                     1,763,795
                                                                                      3,346,786
                                                                                ---------------
MEDICAL - WHOLESALE DRUG DISTRIBUTION: 1.28%
         40,500   AMERISOURCEBERGEN CORPORATION                                       1,171,260
                                                                                ---------------
MOTION PICTURES: 0.90%
         21,004   DREAMWORKS ANIMATION SKG INCORPORATED+                                827,348
                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.30%
         33,128   J.B. HUNT TRANSPORT SERVICES INCORPORATED                           1,188,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
         39,900   WERNER ENTERPRISES INCORPORATED                               $       924,483
                                                                                      2,113,116
                                                                                ---------------
OIL & GAS EXTRACTION: 8.00%
         26,300   ATWOOD OCEANICS INCORPORATED+                                         910,769
         51,200   CONCHO RESOURCES INCORPORATED+                                      2,578,432
         41,200   PETROHAWK ENERGY CORPORATION+                                         835,536
         33,600   PIONEER NATURAL RESOURCES COMPANY                                   1,892,352
         36,569   SWIFT ENERGY COMPANY+                                               1,124,131
                                                                                      7,341,220
                                                                                ---------------
SATELLITE: 1.27%
        143,900   IRADIUM COMMUNICATIONS INCORPORATED+                                1,167,029
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.62%
        142,800   MICRON TECHNOLOGY INCORPORATED+                                     1,483,692
                                                                                ---------------
SOFTWARE: 2.92%
         33,042   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                         1,064,283
         55,300   RED HAT INCORPORATED+                                               1,618,631
                                                                                      2,682,914
                                                                                ---------------
TELECOMMUNICATIONS: 1.12%
         59,500   VIRGIN MEDIA INCORPORATED                                           1,026,970
                                                                                ---------------
TRANSPORTATION BY AIR: 3.71%
         19,483   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                          1,033,573
         57,800   DELTA AIR LINES INCORPORATED+                                         843,302
         78,200   UAL CORPORATION+                                                    1,528,810
                                                                                      3,405,685
                                                                                ---------------
TRANSPORTATION EQUIPMENT: 4.46%
        178,386   AMERICAN AXLE & MANUFACTURING HOLDINGS+<<                           1,780,292
         44,147   DANA HOLDING CORPORATION+                                             524,466
         62,500   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                1,786,250
                                                                                      4,091,008
                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.29%
         31,100   BORGWARNER INCORPORATED                                             1,187,398
TOTAL COMMON STOCKS (COST $73,643,666)                                               91,721,503
                                                                                ---------------

                                                        INTEREST    MATURITY
   PRINCIPAL                                              RATE        DATE
---------------                                         --------   ----------
COLLATERAL FOR SECURITIES LENDING: 1.85%
COLLATERAL INVESTED IN OTHER ASSETS: 1.85%
$        41,555   BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $41,555)     0.01%    04/01/2010            41,555
         12,444   CALCASIEU PARISH LA+/-ss               0.40     12/01/2027            12,443
         17,110   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss             0.38     06/01/2028            17,110
        342,827   CITIGROUP REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $342,827)    0.02     04/01/2010           342,827
          8,236   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                         0.25     10/01/2038             8,236
         24,887   COOK COUNTY IL+/-ss                    0.25     11/01/2030            24,887

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT DISCOVERY FUND

                                                        INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                           RATE        DATE           VALUE
---------------   -----------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        31,165   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $31,165)                0.03%    04/01/2010   $        31,165
         47,846   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $47,846)                0.01     04/01/2010            47,846
        791,261   GRYPHON FUNDING LIMITED(a)(i)           0.00     08/05/2010           325,208
          5,133   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss              0.33     11/01/2042             5,133
         15,554   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss                 0.28     07/01/2029            15,554
          6,222   INDIANA MUNICIPAL POWER AGENCY+/-ss     0.30     01/01/2018             6,222
        207,774   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $207,774)               0.01     04/01/2010           207,774
          9,333   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                         0.30     04/15/2025             9,333
          6,222   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                          0.34     01/01/2018             6,222
         18,183   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                             0.33     01/01/2034            18,183
         27,998   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss                  0.34     07/01/2032            27,998
          9,333   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                        0.32     12/15/2040             9,333
      1,009,411   VFNC CORPORATION+++/-(a)(i)             0.25     09/30/2010           545,082
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $1,545,879)                                                                     1,702,111
                                                                                ---------------

     SHARES                                               YIELD
---------------                                         --------
SHORT TERM INVESTMENTS: 1.24%
MUTUAL FUNDS: 1.24%
      1,139,529   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(u)~(i)                     0.09                        1,139,529
TOTAL SHORT-TERM INVESTMENTS (COST $1,139,529)                                        1,139,529
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $76,329,074)*                            102.98%                               94,563,143
OTHER ASSETS AND LIABILITIES, NET               (2.98)                               (2,740,470)
                                               ------                           ---------------
TOTAL NET ASSETS                               100.00%                          $    91,822,673
                                               ------                           ---------------

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $77,469,335 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $19,206,376
GROSS UNREALIZED DEPRECIATION    (2,112,568)
                                -----------
NET UNREALIZED APPRECIATION     $17,093,808

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT EQUITY INCOME FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 98.77%
APPAREL & ACCESSORY STORES: 1.05%
          7,325   VF CORPORATION                                                $       587,095
                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.18%
         20,375   HOME DEPOT INCORPORATED                                               659,131
                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 3.07%
         10,660   AIR PRODUCTS & CHEMICALS INCORPORATED                                 788,307
         24,900   E.I. DU PONT DE NEMOURS & COMPANY                                     927,276
                                                                                      1,715,583
                                                                                ---------------
COMMUNICATIONS: 4.91%
         57,220   AT&T INCORPORATED                                                   1,478,565
          2,580   TIME WARNER CABLE INCORPORATED                                        137,540
         36,224   VERIZON COMMUNICATIONS INCORPORATED                                 1,123,668
                                                                                      2,739,773
                                                                                ---------------
COMPUTER TECHNOLOGIES: 3.48%
         21,690   HEWLETT-PACKARD COMPANY                                             1,152,824
          6,160   INTERNATIONAL BUSINESS MACHINES CORPORATION                           790,020
                                                                                      1,942,844
                                                                                ---------------
CONGLOMERATES: 2.37%
         72,780   GENERAL ELECTRIC COMPANY                                            1,324,596
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 14.43%
         96,303   BANK OF AMERICA CORPORATION                                         1,719,009
         48,301   BANK OF NEW YORK MELLON CORPORATION                                 1,491,535
         57,995   JPMORGAN CHASE & COMPANY                                            2,595,276
         14,225   STATE STREET CORPORATION                                              642,117
         62,225   US BANCORP                                                          1,610,383
                                                                                      8,058,320
                                                                                ---------------
DIVERSIFIED MANUFACTURING: 2.18%
         26,933   HONEYWELL INTERNATIONAL INCORPORATED                                1,219,257
                                                                                ---------------
E-COMMERCE/SERVICES: 0.05%
          1,079   AOL INCORPORATED+                                                      27,277
                                                                                ---------------
EATING & DRINKING PLACES: 1.24%
         10,375   MCDONALD'S CORPORATION                                                692,220
                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.13%
         16,640   DOMINION RESOURCES INCORPORATED                                       684,070
         21,315   EMERSON ELECTRIC COMPANY                                            1,072,997
          5,797   FIRSTENERGY CORPORATION                                               226,605
         26,850   FPL GROUP INCORPORATED                                              1,297,661
          3,800   PG&E CORPORATION                                                      161,196
         18,210   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                          537,559
                                                                                      3,980,088
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.59%
         21,025   NOKIA OYJ ADR                                                         326,729
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT EQUITY INCOME FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 3.21%
          9,900   MCCORMICK & COMPANY INCORPORATED                              $       379,764
         15,240   PEPSICO INCORPORATED                                                1,008,278
         13,715   SYSCO CORPORATION                                                     404,593
                                                                                      1,792,635
                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.71%
         28,740   TARGET CORPORATION                                                  1,511,724
                                                                                ---------------
HOUSEHOLD PRODUCTS, WARE: 2.12%
          2,875   COLGATE-PALMOLIVE COMPANY                                             245,123
          9,720   FORTUNE BRANDS INCORPORATED                                           471,517
          7,390   PROCTER & GAMBLE COMPANY                                              467,565
                                                                                      1,184,205
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.73%
         11,584   3M COMPANY                                                            968,075
                                                                                ---------------
INSURANCE CARRIERS: 6.26%
         29,325   METLIFE INCORPORATED                                                1,270,946
         12,400   PRUDENTIAL FINANCIAL INCORPORATED                                     750,200
         27,375   THE TRAVELERS COMPANIES INCORPORATED                                1,476,608
                                                                                      3,497,754
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.89%
          6,340   BECTON DICKINSON & COMPANY                                            499,148
                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.23%
         15,300   MEDTRONIC INCORPORATED                                                688,959
                                                                                ---------------
MISCELLANEOUS RETAIL: 2.38%
          8,100   COSTCO WHOLESALE CORPORATION                                          483,651
         23,125   CVS CAREMARK CORPORATION                                              845,450
                                                                                      1,329,101
                                                                                ---------------
MOTION PICTURES: 1.51%
         11,274   TIME WARNER INCORPORATED                                              352,538
         14,100   WALT DISNEY COMPANY                                                   492,231
                                                                                        844,769
                                                                                ---------------
NETWORKING: 1.11%
         23,750   CISCO SYSTEMS INCORPORATED+<<                                          618,213
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
         18,470   AMERICAN EXPRESS COMPANY                                              762,072
          9,850   CAPITAL ONE FINANCIAL CORPORATION                                     407,889
                                                                                      1,169,961
                                                                                ---------------
OIL & GAS EXTRACTION: 2.18%
          2,000   APACHE CORPORATION                                                    203,000
         22,975   CHESAPEAKE ENERGY CORPORATION                                         543,129
          5,550   OCCIDENTAL PETROLEUM CORPORATION                                      469,197
                                                                                      1,215,326
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT EQUITY INCOME FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
OIL & OIL SERVICES: 1.71%
         31,775   HALLIBURTON COMPANY                                           $       957,381
                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.00%
         30,400   CHEVRON CORPORATION                                                 2,305,232
         34,000   CONOCOPHILLIPS                                                      1,739,780
         35,489   EXXON MOBIL CORPORATION                                             2,377,053
         26,575   MARATHON OIL CORPORATION                                              840,833
                                                                                      7,262,898
                                                                                ---------------
PHARMACEUTICALS: 6.69%
         23,300   ABBOTT LABORATORIES                                                 1,227,444
         24,150   BRISTOL-MYERS SQUIBB COMPANY                                          644,805
         10,265   JOHNSON & JOHNSON                                                     669,278
         14,163   MERCK & COMPANY INCORPORATED                                          528,988
         38,780   PFIZER INCORPORATED                                                   665,077
                                                                                      3,735,592
                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.50%
          7,750   MCGRAW-HILL COMPANIES INCORPORATED                                    276,288
                                                                                ---------------
RETAIL: 0.31%
          4,100   BEST BUY COMPANY INCORPORATED                                         174,414
                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.34%
         16,534   AMERIPRISE FINANCIAL INCORPORATED                                     749,982
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.25%
         31,365   INTEL CORPORATION                                                     698,185
                                                                                ---------------
SOFTWARE: 2.55%
         14,450   MICROSOFT CORPORATION                                                 422,952
         27,425   ORACLE CORPORATION                                                    704,548
         17,650   SYMANTEC CORPORATION+                                                 298,638
                                                                                      1,426,138
                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.32%
         17,600   UNITED TECHNOLOGIES CORPORATION                                     1,295,536
                                                                                ---------------
TOTAL COMMON STOCKS (COST $51,932,814)                                               55,169,197
                                                                                ---------------

                                                     INTEREST    MATURITY
   PRINCIPAL                                           RATE        DATE
---------------                                      --------   ----------
COLLATERAL FOR SECURITIES LENDING: 0.79%
COLLATERAL INVESTED IN OTHER ASSETS: 0.79%
$        20,671   BNP PARIBAS SECURITIES
                  CORPORATION REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $20,671)             0.01%    04/01/2010               20,671
          6,190   CALCASIEU PARISH LA+/-ss             0.40     12/01/2027                6,192
          8,511   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss           0.38     06/01/2028                8,511
        170,537   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $170,537)            0.02     04/01/2010              170,537
          4,097   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                       0.25     10/01/2038                4,097
         12,380   COOK COUNTY IL+/-ss                  0.25     11/01/2030               12,380
         15,503   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $15,503)             0.03     04/01/2010               15,503
         23,801   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $23,801)             0.01     04/01/2010               23,801
         23,524   GRYPHON FUNDING LIMITED(a)(i)        0.00     08/05/2010                9,669

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT EQUITY INCOME FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         2,553   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss          0.33%    11/01/2042   $            2,553
          7,737   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss             0.28     07/01/2029                7,737
          3,095   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                         0.30     01/01/2018                3,095
        103,356   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $103,356)           0.01     04/01/2010              103,356
          4,642   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                     0.30     04/15/2025                4,642
          3,095   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                      0.34     01/01/2018                3,095
          9,045   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                         0.33     01/01/2034                9,045
         13,927   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss              0.34     07/01/2032               13,927
          4,642   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                    0.32     12/15/2040                4,642
         30,010   VFNC CORPORATION++(a)(i)+/-ss       0.46     09/30/2010               16,205
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $435,014)                                 439,658
                                                                             ------------------

    SHARES                                             YIELD
---------------                                      --------

SHORT TERM INVESTMENTS: 1.25%
MUTUAL FUNDS: 1.25%
        697,415   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST(l)(u)~                         0.09                             697,415
TOTAL SHORT-TERM INVESTMENTS (COST $697,415)                                            697,415
                                                                             ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $53,065,243)*                         100.81%                                  56,306,270
OTHER ASSETS AND LIABILITIES, NET            (0.81)                                    (451,409)
                                            ------                           ------------------
TOTAL NET ASSETS                            100.00%                          $       55,854,861
                                            ------                           ------------------

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $53,277,284 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,052,133
GROSS UNREALIZED DEPRECIATION    (5,023,147)
                                -----------
NET UNREALIZED APPRECIATION     $ 3,028,986

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 58.61%
AEROSPACE, DEFENSE: 0.68%
          4,687   BOEING COMPANY                                                $       340,324
            774   GOODRICH CORPORATION                                                   54,582
            715   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                               65,515
          1,952   LOCKHEED MARTIN CORPORATION                                           162,445
          2,347   RAYTHEON COMPANY                                                      134,061
                                                                                        756,927
                                                                                ---------------
APPAREL & ACCESSORY STORES: 0.53%
            544   ABERCROMBIE & FITCH COMPANY CLASS A                                    24,828
          1,945   COACH INCORPORATED                                                     76,866
          2,947   GAP INCORPORATED                                                       68,105
          1,898   KOHL'S CORPORATION+                                                   103,972
          1,656   LIMITED BRANDS INCORPORATED                                            40,771
          2,414   NIKE INCORPORATED CLASS B                                             177,429
            354   POLO RALPH LAUREN CORPORATION                                          30,104
            803   URBAN OUTFITTERS INCORPORATED+                                         30,538
            547   VF CORPORATION                                                         43,842
                                                                                        596,455
                                                                                ---------------
AUTO & TRUCKS: 0.24%
         20,855   FORD MOTOR COMPANY+                                                   262,147
                                                                                ---------------
AUTO PARTS & EQUIPMENT: 0.19%
            559   AUTONATION INCORPORATED+                                               10,107
            183   AUTOZONE INCORPORATED+                                                 31,675
          4,159   JOHNSON CONTROLS INCORPORATED                                         137,205
            851   O'REILLY AUTOMOTIVE INCORPORATED+                                      35,495
                                                                                        214,482
                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
            330   RYDER SYSTEM INCORPORATED                                              12,791
                                                                                ---------------
BIOPHARMACEUTICALS: 0.49%
          2,846   CELGENE CORPORATION+                                                  176,338
            463   CEPHALON INCORPORATED+                                                 31,382
          1,647   GENZYME CORPORATION+                                                   85,364
          5,593   GILEAD SCIENCES INCORPORATED+                                         254,370
                                                                                        547,454
                                                                                ---------------
BIOTECHNOLOGY: 0.46%
          6,063   AMGEN INCORPORATED+                                                   362,325
          1,669   BIOGEN IDEC INCORPORATED+                                              95,734
          1,119   LIFE TECHNOLOGIES CORPORATION+                                         58,490
                                                                                        516,549
                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
          1,712   D.R. HORTON INCORPORATED                                               21,571
          1,007   LENNAR CORPORATION                                                     17,330
          1,964   PULTE HOMES INCORPORATED+                                              22,095
                                                                                         60,996
                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.57%
            812   FASTENAL COMPANY                                                       38,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
         10,528   HOME DEPOT INCORPORATED                                       $       340,581
          9,114   LOWE'S COMPANIES INCORPORATED                                         220,923
            569   SHERWIN-WILLIAMS COMPANY                                               38,510
                                                                                        638,982
                                                                                ---------------
BUSINESS SERVICES: 0.80%
          1,422   AUTODESK INCORPORATED+                                                 41,835
          3,125   AUTOMATIC DATA PROCESSING INCORPORATED                                138,969
            693   AVERY DENNISON CORPORATION                                             25,232
          2,447   CA INCORPORATED                                                        57,431
            814   CINTAS CORPORATION                                                     22,865
          1,138   CITRIX SYSTEMS INCORPORATED+                                           54,021
          1,842   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                    93,905
            951   COMPUTER SCIENCES CORPORATION+                                         51,820
          1,408   COMPUWARE CORPORATION+                                                 11,827
            782   EQUIFAX INCORPORATED                                                   27,996
          2,042   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                    47,864
            943   FISERV INCORPORATED+                                                   47,867
          3,008   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                           25,027
          1,122   IRON MOUNTAIN INCORPORATED                                             30,743
            777   MONSTER WORLDWIDE INCORPORATED+                                        12,906
          1,922   OMNICOM GROUP INCORPORATED                                             74,593
            920   ROBERT HALF INTERNATIONAL INCORPORATED                                 27,996
            680   Salesforce.com INCORPORATED+                                           50,626
          1,221   TOTAL SYSTEM SERVICES INCORPORATED                                     19,121
          1,135   VERISIGN INCORPORATED+                                                 29,521
                                                                                        892,165
                                                                                ---------------
CASINO & GAMING: 0.06%
          1,836   INTERNATIONAL GAME TECHNOLOGY                                          33,874
            427   WYNN RESORTS LIMITED                                                   32,379
                                                                                         66,253
                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 1.07%
          1,313   AIR PRODUCTS & CHEMICALS INCORPORATED                                  97,096
            300   CF INDUSTRIES HOLDINGS INCORPORATED                                    27,354
          7,122   DOW CHEMICAL COMPANY                                                  210,598
          5,596   E.I. DU PONT DE NEMOURS & COMPANY                                     208,395
            450   EASTMAN CHEMICAL COMPANY                                               28,656
          1,462   ECOLAB INCORPORATED                                                    64,255
            449   FMC CORPORATION                                                        27,182
            489   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                        23,311
          3,378   MONSANTO COMPANY                                                      241,257
          1,026   PPG INDUSTRIES INCORPORATED                                            67,100
          1,896   PRAXAIR INCORPORATED                                                  157,368
            753   SIGMA-ALDRICH CORPORATION                                              40,406
                                                                                      1,192,978
                                                                                ---------------
COAL MINING: 0.15%
          1,360   CONSOL ENERGY INCORPORATED                                             58,018
            588   MASSEY ENERGY COMPANY                                                  30,747
          1,664   PEABODY ENERGY CORPORATION                                             76,045
                                                                                        164,810
                                                                                ---------------
COMMERCIAL SERVICES: 0.09%
          1,991   PAYCHEX INCORPORATED                                                   61,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMERCIAL SERVICES (continued)
          1,887   SAIC INCORPORATED+                                            $        33,400
                                                                                         94,524
                                                                                ---------------
COMMUNICATIONS: 2.14%
         36,544   AT&T INCORPORATED                                                     944,297
          1,854   CENTURYTEL INCORPORATED                                                65,743
         17,569   COMCAST CORPORATION CLASS A                                           330,649
          1,616   METROPCS COMMUNICATIONS INCORPORATED+                                  11,441
         13,952   NEWS CORPORATION CLASS A                                              201,048
          9,213   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                        48,092
            554   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                              24,570
         18,435   SPRINT NEXTEL CORPORATION+                                             70,053
          2,182   TIME WARNER CABLE INCORPORATED                                        116,322
         17,558   VERIZON COMMUNICATIONS INCORPORATED                                   544,649
          2,829   WINDSTREAM CORPORATION                                                 30,808
                                                                                      2,387,672
                                                                                ---------------
COMMUNICATIONS EQUIPMENT: 0.17%
          2,388   GENERAL DYNAMICS CORPORATION                                          184,354
                                                                                ---------------
COMPUTER SOFTWARE & SERVICES: 0.03%
          1,065   AKAMAI TECHNOLOGIES INCORPORATED+                                      33,452
                                                                                ---------------
COMPUTER TECHNOLOGIES: 2.96%
          5,614   APPLE INCORPORATED+                                                 1,318,897
         10,661   DELL INCORPORATED+                                                    160,022
         14,575   HEWLETT-PACKARD COMPANY                                               774,661
          8,043   INTERNATIONAL BUSINESS MACHINES CORPORATION                         1,031,515
            483   LEXMARK INTERNATIONAL INCORPORATED+                                    17,427
                                                                                      3,302,522
                                                                                ---------------
CONGLOMERATES: 1.08%
         66,065   GENERAL ELECTRIC COMPANY                                            1,202,383
                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.02%
          1,300   QUANTA SERVICES INCORPORATED+                                          24,908
                                                                                ---------------
CONTAINERS , PACKAGING: 0.03%
          1,043   OWENS-ILLINOIS INCORPORATED+                                           37,068
                                                                                ---------------
COSMETICS, PERSONAL CARE: 0.12%
          2,646   AVON PRODUCTS INCORPORATED                                             89,620
            731   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                            47,420
                                                                                        137,040
                                                                                ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.07%
          1,080   NOBLE ENERGY INCORPORATED                                              78,840
                                                                                ---------------
DATA SERVICES: 0.06%
          2,133   NETAPP INCORPORATED+                                                   69,450
                                                                                ---------------
DEPARTMENT STORES: 0.17%
          1,461   JCPENNEY COMPANY INCORPORATED                                          47,000
          2,606   MACY'S INCORPORATED                                                    56,733
          1,023   NORDSTROM INCORPORATED                                                 41,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
DEPARTMENT STORES (continued)
            766   ROSS STORES INCORPORATED                                      $        40,958
                                                                                        186,481
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 4.77%
         62,115   BANK OF AMERICA CORPORATION                                         1,108,753
          7,480   BANK OF NEW YORK MELLON CORPORATION                                   230,982
          4,276   BRANCH BANKING AND TRUST CORPORATION                                  138,500
        121,662   CITIGROUP INCORPORATED+                                               492,731
          1,077   COMERICA INCORPORATED                                                  40,969
          4,922   FIFTH THIRD BANCORP                                                    66,890
          1,395   FIRST HORIZON NATIONAL CORPORATION+                                    19,599
          2,933   HUDSON CITY BANCORP INCORPORATED                                       41,531
          4,435   HUNTINGTON BANCSHARES INCORPORATED                                     23,816
         24,599   JPMORGAN CHASE & COMPANY                                            1,100,805
          5,437   KEYCORP                                                                42,137
            514   M&T BANK CORPORATION                                                   40,801
          3,261   MARSHALL & ILSLEY CORPORATION                                          26,251
          1,496   NORTHERN TRUST CORPORATION                                             82,669
          3,200   PNC FINANCIAL SERVICES GROUP INCORPORATED                             191,040
          7,384   REGIONS FINANCIAL CORPORATION                                          57,964
          3,067   STATE STREET CORPORATION                                              138,444
          3,091   SUNTRUST BANKS INCORPORATED                                            82,808
         11,847   US BANCORP                                                            306,600
         32,077   WELLS FARGO & COMPANY(l)                                              998,236
          4,227   WESTERN UNION COMPANY                                                  71,690
            931   ZIONS BANCORPORATION                                                   20,314
                                                                                      5,323,530
                                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
          1,137   JANUS CAPITAL GROUP INCORPORATED                                       16,248
                                                                                ---------------
DIVERSIFIED MANUFACTURING: 0.19%
          4,733   HONEYWELL INTERNATIONAL INCORPORATED                                  214,263
                                                                                ---------------
E-COMMERCE/SERVICES: 1.25%
          2,119   Amazon.com INCORPORATED+                                              287,612
          6,997   EBAY INCORPORATED+                                                    188,569
          1,496   GOOGLE INCORPORATED CLASS A+                                          848,247
            282   Priceline.com INCORPORATED+                                            71,910
                                                                                      1,396,338
                                                                                ---------------
EATING & DRINKING PLACES: 0.53%
            865   DARDEN RESTAURANTS INCORPORATED                                        38,527
          6,662   MCDONALD'S CORPORATION                                                444,489
          2,905   YUM! BRANDS INCORPORATED                                              111,349
                                                                                        594,365
                                                                                ---------------
EDUCATIONAL SERVICES: 0.07%
            795   APOLLO GROUP INCORPORATED CLASS A+                                     48,726
            383   DEVRY INCORPORATED                                                     24,972
                                                                                         73,698
                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.49%
          4,139   AES CORPORATION+                                                       45,529
          1,049   ALLEGHENY ENERGY INCORPORATED                                          24,127
          1,466   AMEREN CORPORATION                                                     38,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          2,960   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                  $       101,173
          2,431   CENTERPOINT ENERGY INCORPORATED                                        34,909
          1,422   CMS ENERGY CORPORATION                                                 21,984
          1,742   CONSOLIDATED EDISON INCORPORATED                                       77,589
          1,245   CONSTELLATION ENERGY GROUP INCORPORATED                                43,712
          3,715   DOMINION RESOURCES INCORPORATED                                       152,724
          1,021   DTE ENERGY COMPANY                                                     45,537
          8,106   DUKE ENERGY CORPORATION                                               132,290
          2,017   EDISON INTERNATIONAL                                                   68,921
          4,342   EL PASO CORPORATION                                                    47,067
          4,658   EMERSON ELECTRIC COMPANY                                              234,484
          1,171   ENTERGY CORPORATION                                                    95,261
          4,085   EXELON CORPORATION                                                    178,964
          1,887   FIRSTENERGY CORPORATION                                                73,763
          2,559   FPL GROUP INCORPORATED                                                123,676
            473   INTEGRYS ENERGY GROUP INCORPORATED                                     22,411
            280   NICOR INCORPORATED                                                     11,738
          1,713   NISOURCE INCORPORATED                                                  27,065
          1,086   NORTHEAST UTILITIES                                                    30,017
          1,621   NRG ENERGY INCORPORATED+                                               33,879
            653   ONEOK INCORPORATED                                                     29,809
          1,376   PEPCO HOLDINGS INCORPORATED                                            23,598
          2,299   PG&E CORPORATION                                                       97,524
            628   PINNACLE WEST CAPITAL CORPORATION                                      23,694
          2,334   PPL CORPORATION                                                        64,675
          1,762   PROGRESS ENERGY INCORPORATED                                           69,352
          3,132   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                           92,457
          1,081   QUESTAR CORPORATION                                                    46,699
          2,005   REPUBLIC SERVICES INCORPORATED                                         58,185
            690   SCANA CORPORATION                                                      25,937
          1,529   SEMPRA ENERGY                                                          76,297
          4,009   SPECTRA ENERGY CORPORATION                                             90,323
            524   STERICYCLE INCORPORATED+                                               28,558
          1,323   TECO ENERGY INCORPORATED                                               21,022
          5,079   THE SOUTHERN COMPANY                                                  168,420
          3,002   WASTE MANAGEMENT INCORPORATED                                         103,359
            723   WISCONSIN ENERGY CORPORATION                                           35,723
          2,827   XCEL ENERGY INCORPORATED                                               59,932
                                                                                      2,780,617
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.72%
          1,841   ALTERA CORPORATION                                                     44,755
          1,072   AMPHENOL CORPORATION CLASS A                                           45,228
          1,843   ANALOG DEVICES INCORPORATED                                            53,115
            300   FIRST SOLAR INCORPORATED+                                              36,795
            429   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                           20,069
            809   HARRIS CORPORATION                                                     38,419
          1,195   JABIL CIRCUIT INCORPORATED                                             19,347
          1,383   JDS UNIPHASE CORPORATION+                                              17,329
          1,065   KLA-TENCOR CORPORATION                                                 32,930
          1,383   LINEAR TECHNOLOGY CORPORATION                                          39,111
          4,065   LSI LOGIC CORPORATION+                                                 24,878
          1,407   MEMC ELECTRONIC MATERIALS INCORPORATED+                                21,569
            839   MOLEX INCORPORATED                                                     17,502
          1,472   NATIONAL SEMICONDUCTOR CORPORATION                                     21,270
            593   NOVELLUS SYSTEMS INCORPORATED+                                         14,825
            973   ROCKWELL COLLINS INCORPORATED                                          60,900
          2,379   TELLABS INCORPORATED                                                   18,009
          7,689   TEXAS INSTRUMENTS INCORPORATED                                        188,150
            463   WHIRLPOOL CORPORATION                                                  40,397

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

   SHARES         SECURITY NAME                                                     VALUE
---------------   -----------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          1,712   XILINX INCORPORATED                                           $        43,656
                                                                                        798,254
                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
          1,107   FLUOR CORPORATION                                                      51,487
            771   JACOBS ENGINEERING GROUP INCORPORATED+                                 34,841
          1,217   MOODY'S CORPORATION                                                    36,206
                                                                                        122,534
                                                                                ---------------
ENTERTAINMENT PRODUCTION: 0.05%
          1,755   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                         59,301
                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.14%
            582   BALL CORPORATION                                                       31,067
          2,395   ILLINOIS TOOL WORKS INCORPORATED                                      113,427
            357   SNAP-ON INCORPORATED                                                   15,472
                                                                                        159,966
                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.62%
          3,978   ARCHER DANIELS MIDLAND COMPANY                                        114,964
          1,167   CAMPBELL SOUP COMPANY                                                  41,253
          1,978   COCA-COLA ENTERPRISES INCORPORATED                                     54,711
          2,745   CONAGRA FOODS INCORPORATED                                             68,817
          1,236   CONSTELLATION BRANDS INCORPORATED CLASS A+                             20,320
          1,122   DEAN FOODS COMPANY+                                                    17,604
          1,573   DR PEPPER SNAPPLE GROUP INCORPORATED                                   55,322
          2,040   GENERAL MILLS INCORPORATED                                            144,412
          1,958   H.J. HEINZ COMPANY                                                     89,304
            430   HORMEL FOODS CORPORATION                                               18,064
            736   JM SMUCKER COMPANY                                                     44,351
          1,578   KELLOGG COMPANY                                                        84,313
         10,752   KRAFT FOODS INCORPORATED CLASS A                                      325,140
            818   MCCORMICK & COMPANY INCORPORATED                                       31,378
          1,266   MEAD JOHNSON & COMPANY                                                 65,870
            980   MOLSON COORS BREWING COMPANY                                           41,219
         10,118   PEPSICO INCORPORATED                                                  669,407
          4,317   SARA LEE CORPORATION                                                   60,136
          3,668   SYSCO CORPORATION                                                     108,206
         14,272   THE COCA-COLA COMPANY                                                 784,960
          1,030   THE HERSHEY COMPANY                                                    44,094
          1,888   TYSON FOODS INCORPORATED CLASS A                                       36,155
                                                                                      2,920,000
                                                                                ---------------
FOOD STORES: 0.29%
          4,023   KROGER COMPANY                                                         87,138
          2,407   SAFEWAY INCORPORATED                                                   59,838
          4,602   STARBUCKS CORPORATION                                                 111,691
          1,312   SUPERVALU INCORPORATED                                                 21,884
          1,054   WHOLE FOODS MARKET INCORPORATED+                                       38,102
                                                                                        318,653
                                                                                ---------------
FORESTRY: 0.05%
          1,308   WEYERHAEUSER COMPANY                                                   59,213
                                                                                ---------------
FURNITURE & FIXTURES: 0.05%
            919   LEGGETT & PLATT INCORPORATED                                           19,887

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
FURNITURE & FIXTURES (continued)
          2,221   MASCO CORPORATION                                             $        34,470
                                                                                         54,357
                                                                                ---------------
GENERAL MERCHANDISE STORES: 1.05%
            511   BIG LOTS INCORPORATED+                                                 18,611
            856   FAMILY DOLLAR STORES INCORPORATED                                      31,338
            300   SEARS HOLDINGS CORPORATION+                                            32,529
          4,658   TARGET CORPORATION                                                    245,011
          2,598   TJX COMPANIES INCORPORATED                                            110,467
         13,211   WAL-MART STORES INCORPORATED                                          734,532
                                                                                      1,172,488
                                                                                ---------------
HEALTH CARE: 0.05%
          1,014   HOSPIRA INCORPORATED+                                                  57,443
                                                                                ---------------
HEALTH SERVICES: 0.70%
          1,748   AMERISOURCEBERGEN CORPORATION                                          50,552
          2,238   CARDINAL HEALTH INCORPORATED                                           80,635
            916   COVENTRY HEALTH CARE INCORPORATED+                                     22,644
            638   DAVITA INCORPORATED+                                                   40,449
          1,704   EXPRESS SCRIPTS INCORPORATED+                                         173,399
          1,053   HUMANA INCORPORATED+                                                   49,249
            648   LABORATORY CORPORATION OF AMERICA HOLDINGS+                            49,060
          1,668   MCKESSON CORPORATION                                                  109,621
          2,873   MEDCO HEALTH SOLUTIONS INCORPORATED+                                  185,481
          2,681   TENET HEALTHCARE CORPORATION+                                          15,335
                                                                                        776,425
                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.82%
            504   AVALONBAY COMMUNITIES INCORPORATED                                     43,520
         10,246   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                              832,692
          1,008   PLUM CREEK TIMBER COMPANY                                              39,221
                                                                                        915,433
                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.06%
          1,622   BED BATH & BEYOND INCORPORATED+                                        70,979
                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
          1,576   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                            49,676
          1,156   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                       53,916
          1,107   WYNDHAM WORLDWIDE CORPORATION                                          28,483
                                                                                        132,075
                                                                                ---------------
HOUSEHOLD PRODUCTS, WARE: 1.37%
            868   CLOROX COMPANY                                                         55,674
          3,057   COLGATE-PALMOLIVE COMPANY                                             260,640
            941   FORTUNE BRANDS INCORPORATED                                            45,648
          1,720   NEWELL RUBBERMAID INCORPORATED                                         26,144
         17,984   PROCTER & GAMBLE COMPANY                                            1,137,848
                                                                                      1,525,954
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.49%
          4,406   3M COMPANY                                                            368,209
          8,316   APPLIED MATERIALS INCORPORATED                                        112,100
          1,931   BAKER HUGHES INCORPORATED                                              90,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

    SHARES        SECURITY NAME                                                     VALUE
---------------   -----------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          1,513   CAMERON INTERNATIONAL CORPORATION+                            $        64,847
          3,868   CATERPILLAR INCORPORATED                                              243,104
          1,246   CUMMINS INCORPORATED                                                   77,190
          2,625   DEERE & COMPANY                                                       156,083
          1,153   DOVER CORPORATION                                                      53,903
          1,024   EATON CORPORATION                                                      77,588
            345   FLOWSERVE CORPORATION                                                  38,043
            755   FMC TECHNOLOGIES INCORPORATED+                                         48,796
            726   PALL CORPORATION                                                       29,396
            995   PARKER HANNIFIN CORPORATION                                            64,416
          1,284   PITNEY BOWES INCORPORATED                                              31,394
          1,538   SMITH INTERNATIONAL INCORPORATED                                       65,857
            974   STANLEY BLACK & DECKER INCORPORATED                                    55,917
          1,032   TERADATA CORPORATION+                                                  29,814
          1,415   WESTERN DIGITAL CORPORATION+                                           55,171
                                                                                      1,662,276
                                                                                ---------------
INFORMATION & BUSINESS SERVICES: 0.11%
          7,369   YAHOO! INCORPORATED+                                                  121,810
                                                                                ---------------
INSURANCE CARRIERS: 2.06%
          2,668   AETNA INCORPORATED                                                     93,673
          2,904   AFLAC INCORPORATED                                                    157,658
          3,322   ALLSTATE CORPORATION                                                  107,334
            835   AMERICAN INTERNATIONAL GROUP INCORPORATED+                             28,507
          1,652   AON CORPORATION                                                        70,557
            721   ASSURANT INCORPORATED                                                  24,788
          2,034   CHUBB CORPORATION                                                     105,463
          1,702   CIGNA CORPORATION                                                      62,259
          1,008   CINCINNATI FINANCIAL CORPORATION                                       29,131
          3,028   GENWORTH FINANCIAL INCORPORATED+                                       55,534
          2,747   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                         78,070
          1,174   LEUCADIA NATIONAL CORPORATION+                                         29,127
          1,871   LINCOLN NATIONAL CORPORATION                                           57,440
          2,197   LOEWS CORPORATION                                                      81,904
          3,295   MARSH & MCLENNAN COMPANIES INCORPORATED                                80,464
          5,071   METLIFE INCORPORATED                                                  219,777
          1,978   PRINCIPAL FINANCIAL GROUP INCORPORATED                                 57,777
          2,879   PRUDENTIAL FINANCIAL INCORPORATED                                     174,180
          4,158   THE PROGRESSIVE CORPORATION                                            79,376
          3,179   THE TRAVELERS COMPANIES INCORPORATED                                  171,475
            512   TORCHMARK CORPORATION                                                  27,397
          7,167   UNITEDHEALTH GROUP INCORPORATED                                       234,146
          2,057   UNUMPROVIDENT CORPORATION                                              50,952
          2,748   WELLPOINT INCORPORATED+                                               176,916
          2,118   XL CAPITAL LIMITED CLASS A                                             40,030
                                                                                      2,293,935
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.81%
          2,159   AGILENT TECHNOLOGIES INCORPORATED+                                     74,248
          1,459   BECTON DICKINSON & COMPANY                                            114,867
          9,358   BOSTON SCIENTIFIC CORPORATION+                                         67,565
            592   C.R. BARD INCORPORATED                                                 51,279
          1,097   CAREFUSION CORPORATION+                                                28,994
          1,622   DANAHER CORPORATION                                                   129,614
            911   DENTSPLY INTERNATIONAL INCORPORATED                                    31,748
          1,663   EASTMAN KODAK COMPANY                                                   9,629
            946   FLIR SYSTEMS INCORPORATED+                                             26,677
            346   MILLIPORE CORPORATION+                                                 36,538
            727   PERKINELMER INCORPORATED                                               17,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (continued)
            930   QUEST DIAGNOSTICS INCORPORATED                                $        54,210
            883   ROCKWELL AUTOMATION INCORPORATED                                       49,766
            580   ROPER INDUSTRIES INCORPORATED                                          33,547
          1,097   TERADYNE INCORPORATED+                                                 12,253
          2,535   THERMO FISHER SCIENTIFIC INCORPORATED+                                130,400
            579   WATERS CORPORATION+                                                    39,106
                                                                                        907,816
                                                                                ---------------
MEDIA: 0.12%
          3,760   VIACOM INCORPORATED CLASS B+                                          129,269
                                                                                ---------------
MEDIA - COMMUNICATION: 0.23%
          4,192   CBS CORPORATION CLASS B                                                58,436
          5,790   DIRECTV+                                                              195,760
                                                                                        254,196
                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.46%
            241   INTUITIVE SURGICAL INCORPORATED+                                       83,899
          6,839   MEDTRONIC INCORPORATED                                                307,960
          2,014   ST. JUDE MEDICAL INCORPORATED+                                         82,675
            767   VARIAN MEDICAL SYSTEMS INCORPORATED+                                   42,438
                                                                                        516,972
                                                                                ---------------
MEDICAL PRODUCTS: 0.47%
          1,904   ALLERGAN INCORPORATED                                                 124,369
          3,731   BAXTER INTERNATIONAL INCORPORATED                                     217,144
          1,749   STRYKER CORPORATION                                                   100,078
          1,318   ZIMMER HOLDINGS INCORPORATED+                                          78,026
                                                                                        519,617
                                                                                ---------------
METAL MINING: 0.39%
            837   CLIFFS NATURAL RESOURCES INCORPORATED                                  59,385
          2,665   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                   222,634
          3,040   NEWMONT MINING CORPORATION                                            154,827
                                                                                        436,846
                                                                                ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
            782   VULCAN MATERIALS COMPANY                                               36,942
                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
            759   HASBRO INCORPORATED                                                    29,055
          2,251   MATTEL INCORPORATED                                                    51,188
                                                                                         80,243
                                                                                ---------------
MISCELLANEOUS RETAIL: 0.77%
          2,720   COSTCO WHOLESALE CORPORATION                                          162,411
          8,609   CVS CAREMARK CORPORATION                                              314,745
          1,020   GAMESTOP CORPORATION CLASS A+                                          22,348
          1,701   OFFICE DEPOT INCORPORATED+                                             13,574
            775   RADIOSHACK CORPORATION                                                 17,538
          4,513   STAPLES INCORPORATED                                                  105,559
          6,099   WALGREEN COMPANY                                                      226,212
                                                                                        862,387
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
MISCELLANEOUS SERVICES: 0.02%
            315   DUN & BRADSTREET CORPORATION                                  $        23,442
                                                                                ---------------
MOTION PICTURES: 0.58%
          7,121   TIME WARNER INCORPORATED                                              222,674
         12,009   WALT DISNEY COMPANY                                                   419,234
                                                                                        641,908
                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
          1,937   FEDEX CORPORATION                                                     180,916
          6,147   UNITED PARCEL SERVICE INCORPORATED CLASS B                            395,928
                                                                                        576,844
                                                                                ---------------
NETWORKING: 0.92%
         35,451   CISCO SYSTEMS INCORPORATED+                                           922,790
          3,253   JUNIPER NETWORKS INCORPORATED+                                         99,802
                                                                                      1,022,592
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.85%
          7,409   AMERICAN EXPRESS COMPANY                                              305,695
          2,819   CAPITAL ONE FINANCIAL CORPORATION                                     116,735
          3,365   DISCOVER FINANCIAL SERVICES                                            50,139
            597   MASTERCARD INCORPORATED                                               151,638
          2,298   PEOPLE'S UNITED FINANCIAL INCORPORATED                                 35,941
          3,002   SLM CORPORATION+                                                       37,585
          2,763   VISA INCORPORATED CLASS A                                             251,516
                                                                                        949,249
                                                                                ---------------
OFFICE EQUIPMENT: 0.07%
          8,370   XEROX CORPORATION                                                      81,608
                                                                                ---------------
OIL & GAS EXPLORATION: 0.12%
          4,383   MARATHON OIL CORPORATION                                              138,678
                                                                                ---------------
OIL & GAS EXTRACTION: 2.08%
          3,049   ANADARKO PETROLEUM CORPORATION                                        222,059
          2,083   APACHE CORPORATION                                                    211,425
          1,817   BJ SERVICES COMPANY                                                    38,884
            641   CABOT OIL & GAS CORPORATION                                            23,589
          4,036   CHESAPEAKE ENERGY CORPORATION                                          95,411
          2,448   DENBURY RESOURCES INCORPORATED+                                        41,298
          2,766   DEVON ENERGY CORPORATION                                              178,213
            430   DIAMOND OFFSHORE DRILLING INCORPORATED                                 38,188
          1,563   EOG RESOURCES INCORPORATED                                            145,265
            891   EQT CORPORATION                                                        36,531
          1,762   NABORS INDUSTRIES LIMITED+                                             34,588
          5,027   OCCIDENTAL PETROLEUM CORPORATION                                      424,983
            715   PIONEER NATURAL RESOURCES COMPANY                                      40,269
            985   RANGE RESOURCES CORPORATION                                            46,167
            704   ROWAN COMPANIES INCORPORATED+                                          20,493
          7,409   SCHLUMBERGER LIMITED                                                  470,175
          2,142   SOUTHWESTERN ENERGY COMPANY+                                           87,222
          3,611   XTO ENERGY INCORPORATED                                               170,367
                                                                                      2,325,127
                                                                                ---------------
OIL & OIL SERVICES: 0.17%
          5,604   HALLIBURTON COMPANY                                                   168,849

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
OIL & OIL SERVICES (continued)
            654   HELMERICH & PAYNE INCORPORATED                                $        24,904
                                                                                        193,753
                                                                                ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.09%
          2,590   NATIONAL OILWELL VARCO INCORPORATED                                   105,102
                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.12%
            674   BEMIS COMPANY INCORPORATED                                             19,357
          2,681   INTERNATIONAL PAPER COMPANY                                            65,979
          1,060   MEADWESTVACO CORPORATION                                               27,083
            819   PACTIV CORPORATION+                                                    20,622
                                                                                        133,041
                                                                                ---------------
PERSONAL SERVICES: 0.03%
          2,077   H&R BLOCK INCORPORATED                                                 36,971
                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.28%
         12,435   CHEVRON CORPORATION                                                   942,946
          9,206   CONOCOPHILLIPS                                                        471,071
         29,233   EXXON MOBIL CORPORATION<<                                           1,958,026
          1,803   HESS CORPORATION                                                      112,778
          1,183   MURPHY OIL CORPORATION                                                 66,473
            724   SUNOCO INCORPORATED                                                    21,510
            870   TESORO PETROLEUM CORPORATION                                           12,093
          3,497   VALERO ENERGY CORPORATION                                              68,891
                                                                                      3,653,788
                                                                                ---------------
PHARMACEUTICALS: 3.45%
          9,613   ABBOTT LABORATORIES                                                   506,413
         10,613   BRISTOL-MYERS SQUIBB COMPANY                                          283,367
          6,283   ELI LILLY & COMPANY                                                   227,570
          1,872   FOREST LABORATORIES INCORPORATED+                                      58,706
         17,039   JOHNSON & JOHNSON                                                   1,110,943
          1,538   KING PHARMACEUTICALS INCORPORATED+                                     18,087
         19,289   MERCK & COMPANY INCORPORATED                                          720,444
          1,898   MYLAN LABORATORIES INCORPORATED+                                       43,104
         49,969   PFIZER INCORPORATED                                                   856,968
            659   WATSON PHARMACEUTICALS INCORPORATED+                                   27,526
                                                                                      3,853,128
                                                                                ---------------
PIPELINES: 0.08%
          3,613   THE WILLIAMS COMPANIES INCORPORATED                                    83,460
                                                                                ---------------
PRIMARY METAL INDUSTRIES: 0.36%
            680   AK STEEL HOLDING CORPORATION                                           15,545
          6,317   ALCOA INCORPORATED                                                     89,954
            608   ALLEGHENY TECHNOLOGIES INCORPORATED                                    32,826
          1,949   NUCOR CORPORATION                                                      88,446
            877   PRECISION CASTPARTS CORPORATION                                       111,125
            522   TITANIUM METALS CORPORATION+                                            8,660
            887   UNITED STATES STEEL CORPORATION                                        56,342
                                                                                        402,898
                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.14%
          1,469   GANNETT COMPANY INCORPORATED                                           24,268
          1,954   MCGRAW-HILL COMPANIES INCORPORATED                                     69,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
            227   MEREDITH CORPORATION                                          $         7,811
            720   NEW YORK TIMES COMPANY CLASS A+                                         8,014
          1,272   RR DONNELLEY & SONS COMPANY                                            27,157
             37   WASHINGTON POST COMPANY CLASS B                                        16,435
                                                                                        153,345
                                                                                ---------------
RAILROAD TRANSPORTATION: 0.43%
          2,415   CSX CORPORATION                                                       122,924
          2,288   NORFOLK SOUTHERN CORPORATION                                          127,876
          3,128   UNION PACIFIC CORPORATION                                             229,282
                                                                                        480,082
                                                                                ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.02%
          1,673   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                           26,517
                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.65%
            725   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                      13,347
            860   BOSTON PROPERTIES INCORPORATED                                         64,878
          1,745   EQUITY RESIDENTIAL                                                     68,317
          1,819   HCP INCORPORATED                                                       60,027
            765   HEALTH CARE REIT INCORPORATED                                          34,601
          4,044   HOST HOTELS & RESORTS INCORPORATED                                     59,245
          2,511   KIMCO REALTY CORPORATION                                               39,272
          2,936   PROLOGIS                                                               38,755
            840   PUBLIC STORAGE INCORPORATED                                            77,272
          1,795   SIMON PROPERTY GROUP INCORPORATED                                     150,601
            970   VENTAS INCORPORATED                                                    46,056
            976   VORNADO REALTY TRUST                                                   73,883
                                                                                        726,254
                                                                                ---------------
RETAIL: 0.11%
          2,122   BEST BUY COMPANY INCORPORATED                                          90,270
            770   TIFFANY & COMPANY                                                      36,567
                                                                                        126,837
                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
            984   SEALED AIR CORPORATION                                                 20,743
          1,499   THE GOODYEAR TIRE & RUBBER COMPANY+                                    18,947
                                                                                         39,690
                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.39%
          1,582   AMERIPRISE FINANCIAL INCORPORATED                                      71,760
          6,053   CHARLES SCHWAB CORPORATION                                            113,131
            412   CME GROUP INCORPORATED                                                130,237
          9,856   E*TRADE FINANCIAL CORPORATION+                                         16,262
            548   FEDERATED INVESTORS INCORPORATED CLASS B                               14,456
            918   FRANKLIN RESOURCES INCORPORATED                                       101,806
          3,258   GOLDMAN SACHS GROUP INCORPORATED                                      555,913
            455   INTERCONTINENTAL EXCHANGE INCORPORATED+                                51,042
          2,654   INVESCO LIMITED                                                        58,149
          1,006   LEGG MASON INCORPORATED                                                28,842
          8,656   MORGAN STANLEY                                                        253,534
            916   NASDAQ STOCK MARKET INCORPORATED+                                      19,346
          1,616   NYSE EURONEXT INCORPORATED                                             47,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          1,603   T. ROWE PRICE GROUP INCORPORATED                              $        88,053
                                                                                      1,550,381
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.17%
          3,495   ADVANCED MICRO DEVICES INCORPORATED+                                   32,399
          2,669   BROADCOM CORPORATION CLASS A                                           88,557
         12,710   EMC CORPORATION+                                                      229,288
         34,203   INTEL CORPORATION                                                     761,359
          1,140   MICROCHIP TECHNOLOGY INCORPORATED                                      32,102
          5,267   MICRON TECHNOLOGY INCORPORATED+                                        54,724
          3,435   NVIDIA CORPORATION+                                                    59,700
          1,416   SANDISK CORPORATION+                                                   49,036
                                                                                      1,307,165
                                                                                ---------------
SEMICONDUCTORS: 0.01%
            705   QLOGIC CORPORATION+                                                    14,312
                                                                                ---------------
SOFTWARE: 2.19%
          3,245   ADOBE SYSTEMS INCORPORATED+                                           114,776
          1,130   BMC SOFTWARE INCORPORATED+                                             42,940
          2,022   ELECTRONIC ARTS INCORPORATED+                                          37,731
          1,943   INTUIT INCORPORATED+                                                   66,723
            982   MCAFEE INCORPORATED+                                                   39,408
         47,245   MICROSOFT CORPORATION                                               1,382,861
          2,156   NOVELL INCORPORATED+                                                   12,914
         24,202   ORACLE CORPORATION                                                    621,749
          1,168   RED HAT INCORPORATED+                                                  34,187
          4,992   SYMANTEC CORPORATION+                                                  84,465
                                                                                      2,437,754
                                                                                ---------------
TELECOMMUNICATIONS: 0.59%
          2,493   AMERICAN TOWER CORPORATION CLASS A+                                   106,227
          1,933   FRONTIER COMMUNICATIONS CORPORATION                                    14,382
         14,320   MOTOROLA INCORPORATED+                                                100,526
         10,405   QUALCOMM INCORPORATED                                                 436,906
                                                                                        658,041
                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.18%
          9,652   CORNING INCORPORATED                                                  195,067
                                                                                ---------------
TOBACCO PRODUCTS: 0.90%
         12,882   ALTRIA GROUP INCORPORATED                                             264,339
            958   LORILLARD INCORPORATED                                                 72,080
         11,646   PHILIP MORRIS INTERNATIONAL                                           607,455
          1,046   REYNOLDS AMERICAN INCORPORATED                                         56,463
                                                                                      1,000,337
                                                                                ---------------
TRANSPORTATION BY AIR: 0.05%
          4,602   SOUTHWEST AIRLINES COMPANY                                             60,838
                                                                                ---------------
TRANSPORTATION EQUIPMENT: 0.74%
            982   GENUINE PARTS COMPANY                                                  41,480
          1,450   HARLEY-DAVIDSON INCORPORATED                                           40,702
          1,132   ITT CORPORATION                                                        60,687
          1,874   NORTHROP GRUMMAN CORPORATION                                          122,878
          2,255   PACCAR INCORPORATED                                                    97,732

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT (continued)
          1,688   TEXTRON INCORPORATED                                          $        35,836
          5,798   UNITED TECHNOLOGIES CORPORATION                                       426,791
                                                                                        826,106
                                                                                ---------------
TRANSPORTATION SERVICES: 0.10%
          1,031   C.H. ROBINSON WORLDWIDE INCORPORATED                                   57,581
          1,313   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                    48,476
                                                                                        106,057
                                                                                ---------------
TRAVEL & RECREATION: 0.12%
          2,687   CARNIVAL CORPORATION                                                  104,471
          1,309   EXPEDIA INCORPORATED                                                   32,673
                                                                                        137,144
                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
            512   AIRGAS INCORPORATED                                                    32,573
            672   BROWN-FORMAN CORPORATION CLASS B                                       39,950
                                                                                         72,523
                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
          2,577   KIMBERLY-CLARK CORPORATION                                            162,042
            577   PATTERSON COMPANIES INCORPORATED                                       17,916
            381   W.W. GRAINGER INCORPORATED                                             41,194
                                                                                        221,152
                                                                                ---------------
TOTAL COMMON STOCKS (COST $61,475,661)                                               65,387,317
                                                                                ---------------

                                                        INTEREST    MATURITY
PRINCIPAL                                                 RATE        DATE
---------                                               --------   ----------
US TREASURY SECURITIES: 36.37%
US TREASURY BONDS: 36.37%
      2,214,000   US TREASURY BOND                        6.25%    05/15/2030         2,710,073
      2,186,000   US TREASURY BOND                        5.38     02/15/2031         2,418,263
      3,707,000   US TREASURY BOND                        4.50     02/15/2036         3,620,697
      2,131,000   US TREASURY BOND                        4.75     02/15/2037         2,160,301
      2,171,000   US TREASURY BOND                        5.00     05/15/2037         2,285,996
      2,296,000   US TREASURY BOND                        4.38     02/15/2038         2,183,354
      3,080,000   US TREASURY BOND                        4.50     05/15/2038         2,988,080
      3,757,000   US TREASURY BOND                        3.50     02/15/2039         3,040,236
      5,207,000   US TREASURY BOND                        4.25     05/15/2039         4,824,608
      5,906,000   US TREASURY BOND                        4.50     08/15/2039         5,702,981
      6,544,000   US TREASURY BOND                        4.38     11/15/2039         6,188,170
      2,493,000   US TREASURY BOND                        4.63     02/15/2040         2,457,163
                                                                                ---------------
TOTAL US TREASURY SECURITIES (COST $43,787,786)                                      40,579,922
                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 1.87%
COLLATERAL INVESTED IN OTHER ASSETS: 1.87%
         46,077   BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $46,077)     0.01     04/01/2010            46,077
          7,631   CALCASIEU PARISH LA+/-ss               0.40     12/01/2027             7,631
         22,199   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss             0.38     06/01/2028            22,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

                                                        INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                           RATE        DATE           VALUE
---------------   -----------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        380,144  CITIGROUP REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $380,144)               0.02%    04/01/2010   $       380,144
          18,401  COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                          0.25     10/01/2038            18,401
          34,686  COOK COUNTY IL+/-ss                     0.25     11/01/2030            34,686
          34,561  DEUTSCHE BANK REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $34,561)                0.03     04/01/2010            34,561
          66,437  GOLDMAN SACHS REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $66,437)                0.01     04/01/2010            66,437
         514,167  GRYPHON FUNDING LIMITED(a)(i)           0.00     08/05/2010           211,323
          11,446  HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss              0.33     11/01/2042            11,446
          19,840  ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss                 0.28     07/01/2029            19,840
          13,874  INDIANA MUNICIPAL POWER AGENCY+/-ss     0.30     01/01/2018            13,874
         230,391  JPMORGAN CHASE REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $230,391)               0.01     04/01/2010           230,391
          20,812  KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                         0.30     04/15/2025            20,812
          13,874  NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                          0.34     01/01/2018            13,874
          31,183  NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                             0.33     01/01/2034            31,183
          45,785  TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss                  0.34     07/01/2032            45,785
          20,812  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                        0.32     12/15/2040            20,813
       1,584,267  VFNC CORPORATION+/-++(a)(i)             0.25     09/30/2010           855,504
TOTAL COLLATERAL FOR SECURITIES LENDING
   (COST $1,882,132)                                                                  2,084,981
                                                                                ---------------

     SHARES                                               YIELD
---------------                                         --------
SHORT-TERM INVESTMENTS: 4.73%
MUTUAL FUNDS: 1.88%
      2,102,707   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST(l)(u)~                            0.09                        2,102,707
                                                                                ---------------

                                                        INTEREST
   PRINCIPAL                                              RATE
---------------                                         --------
US TREASURY BILLS: 2.85%
          20,000  US TREASURY BILL###                     0.09                           19,987
       1,580,000  US TREASURY BILL###                     0.16                        1,579,116
       1,580,000  US TREASURY BILL###                     0.17                        1,579,738
                                                                                      3,178,841
                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,281,548)                                        5,281,548
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $112,427,127)*                           101.58%                          $   113,333,768
OTHER ASSETS AND LIABILITIES, NET               (1.58)                               (1,763,782)
                                               ------                           ---------------
TOTAL NET ASSETS                               100.00%                          $   111,569,986
                                               ------                           ---------------

+    NON-INCOME EARNING SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT ASSET ALLOCATION FUND

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $116,542,163 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 14,420,966
GROSS UNREALIZED DEPRECIATION    (17,629,361)
                                ------------
NET UNREALIZED DEPRECIATION     $ (3,208,395)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

VT INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 97.38%
ARGENTINA: 0.21%
          3,570   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)      $        38,552
                                                                                ---------------
AUSTRALIA: 3.63%
         19,467   AMP LIMITED (INSURANCE CARRIERS)                                      111,828
          2,850   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                  88,763
          3,039   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)              156,978
            212   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                          9,192
          3,809   NEWCREST MINING LIMITED (METAL MINING)                                114,717
          9,034   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                       70,797
          4,988   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                 127,430
                                                                                        679,705
AUSTRIA: 0.33%
          1,800   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                       61,922
                                                                                ---------------
BELGIUM: 1.02%
         13,138   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                         101,678
          1,782   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                      89,764
                                                                                        191,442
                                                                                ---------------
BRAZIL: 0.42%
          4,264   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                        78,586
                                                                                ---------------
CANADA: 6.65%
          2,163   AGNICO-EAGLE MINES LIMITED (METAL MINING)                             120,414
          7,379   BROOKFIELD ASSET MANAGEMENT INCORPORATED
                  (HOLDING & OTHER INVESTMENT OFFICES)                                  187,574
          4,276   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)             316,474
          3,967   ENCANA CORPORATION (OIL & GAS EXPLORATION)                            123,426
          2,101   GOLDCORP INCORPORATED (METAL MINING)                                   78,504
          4,608   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)             89,515
          1,832   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                   218,649
          1,511   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)+                                      111,738
                                                                                      1,246,294
                                                                                ---------------
CHINA: 4.11%
         82,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED
                  (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               61,255
             25   CHINA MOBILE LIMITED (COMMUNICATIONS)                                     241
          1,965   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                              94,556
          2,511   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                      89,065
          8,130   SINA CORPORATION (BUSINESS SERVICES)+                                 306,420
          2,400   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                              48,159
          7,659   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+              170,719
                                                                                        770,415
                                                                                ---------------
DENMARK: 0.36%
            798   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                66,975
                                                                                ---------------

FINLAND: 0.45%
          5,444   NOKIA OYJ (COMMUNICATIONS)                                             84,779
                                                                                ---------------
FRANCE: 6.56%
          1,335   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                             83,250
          5,648   AXA SA (INSURANCE CARRIERS)                                           125,641
          1,822   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                              139,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

VT INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                     VALUE
---------------   -----------------------------------------------------------   ---------------
FRANCE (continued)
          2,250   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                          $       108,187
          2,573   FRANCE TELECOM SA (COMMUNICATIONS)                                     61,564
          1,869   LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANY -
                  DIVERSIFIED)                                                          218,459
          1,303   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)            173,473
          1,945   PUBLICIS GROUPE (BUSINESS SERVICES)                                    83,224
          2,050   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                  166,684
          1,169   TOTAL SA (OIL & GAS EXTRACTION)                                        67,862
                                                                                      1,228,270
                                                                                ---------------
GERMANY: 9.55%
          4,351   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                     232,717
          1,510   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                 54,301
            950   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                      119,112
          1,312   BASF AG (OIL & GAS EXTRACTION)                                         81,373
          1,644   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                111,201
          6,369   DAIMLER AG (AUTOMOBILE)                                               299,833
            667   DEUTSCHE BANK AG (BANKING)                                             51,377
          1,479   DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                   109,629
            701   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                    58,910
         13,322   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                   92,468
          3,160   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                            93,406
          1,627   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                  74,968
            795   METRO AG (FOOD STORES)                                                 47,160
            826   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG
                  (INSURANCE CARRIERS)                                                  134,044
            769   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                               71,386
            958   SAP AG (BUSINESS SERVICES)                                             46,400
          1,102   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   110,366
                                                                                      1,788,651
                                                                                ---------------
GREECE: 0.77%
         12,389   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY
                  BROKERS, DEALERS, EXCHANGES & SERVICES)                               108,766
          1,791   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                   36,043
                                                                                        144,809
                                                                                ---------------
HONG KONG: 0.29%
          3,253   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY &
                  COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      54,299
                                                                                ---------------
IRELAND: 0.40%
          7,501   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                             73,817
                                                                                ---------------
ISRAEL: 0.31%
            911   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
                  (BIOPHARMACEUTICALS)                                                   57,466
                                                                                ---------------
JAPAN: 17.27%
          7,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS &
                  CONCRETE PRODUCTS)                                                     78,843
          2,700   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    125,051
            700   EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                   48,735
         10,500   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT
                  MANUFACTURING & RELATED)+                                             206,765
        155,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                     419,457
          8,700   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                   182,394
          7,100   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                   233,907
          6,400   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)              107,545
            100   NINTENDO COMPANY LIMITED (SOFTWARE)                                    33,480
          8,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS
                  & CONCRETE PRODUCTS)                                                  112,697
         27,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                  106,568
         20,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                        149,606

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

VT INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
JAPAN (continued)
            710   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)         $        62,958
          9,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)             64,155
         78,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                       469,719
          1,800   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                   119,756
          1,700   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    112,739
         27,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    139,491
         28,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                       119,200
          1,400   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                  56,081
          1,500   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                    144,882
            387   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                             140,949
                                                                                      3,234,978
                                                                                ---------------
LUXEMBOURG: 0.56%
          2,387   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                         104,748
                                                                                ---------------
NETHERLANDS: 6.68%
          5,958   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                   212,928
          1,980   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                               69,465
          4,024   ING GROEP NV (FINANCIAL SERVICES)                                      40,176
          7,541   NEW WORLD RESOURCES NV (ENERGY)                                        88,744
          7,757   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                              368,633
          6,877   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                 208,014
         13,997   USG PEOPLE NV (BUSINESS SERVICES)                                     264,293
                                                                                      1,252,253
                                                                                ---------------
NORWAY: 0.37%
          5,167   TELENOR ASA (COMMUNICATIONS)                                           70,073
                                                                                ---------------
POLAND: 0.27%
            877   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                50,963
                                                                                ---------------
RUSSIA: 1.28%
          2,002   GAZPROM ADR (OIL & GAS EXTRACTION)                                     46,987
          1,157   LUKOIL ADR (OIL & GAS EXTRACTION)                                      65,602
          4,478   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                 127,265
                                                                                        239,854
                                                                                ---------------
SINGAPORE: 0.33%
          6,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                   61,332
                                                                                ---------------
SOUTH KOREA: 0.80%
             55   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED
                  PRODUCTS)                                                              64,117
            119   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                             86,033
                                                                                        150,150
                                                                                ---------------
SPAIN: 1.83%
          6,415   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)           85,258
         17,296   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                         85,711
          1,646   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)            108,502
          2,698   TELEFONICA SA (COMMUNICATIONS)                                         63,917
                                                                                        343,388
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

VT INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
SWEDEN: 1.22%
          1,319   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)      $        85,691
          7,896   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                               77,915
          3,572   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                64,904
                                                                                        228,510
                                                                                ---------------
SWITZERLAND: 11.80%
          8,977   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                  RELATED SERVICES)                                                     196,074
          2,572   ADECCO SA (BUSINESS SERVICES)                                         145,992
          2,572   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)                                              99,597
          4,619   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                         238,091
          6,743   NESTLE SA (FOOD & KINDRED PRODUCTS)                                   345,336
          3,714   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                             200,600
          1,465   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                       237,590
          1,192   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                  380,074
          2,099   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                        181,312
            729   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                     186,882
                                                                                      2,211,548
                                                                                ---------------
TAIWAN: 0.65%
          7,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    121,450
                                                                                ---------------
UNITED KINGDOM: 19.26%
          3,211   ANGLO AMERICAN PLC (COAL MINING)                                      140,041
         13,719   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                             216,513
         46,222   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                           66,950
         36,673   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                200,511
          5,294   BG GROUP PLC (OIL & GAS EXTRACTION)                                    91,624
          9,422   BHP BILLITON PLC (COAL MINING)                                        323,132
         32,249   BP PLC (OIL & GAS EXTRACTION)                                         305,078
         17,934   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                            66,132
          9,118   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                      98,862
         12,400   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)            102,835
          2,281   GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                  43,804
         97,190   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   160,022
         31,374   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                           318,035
          5,446   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES,
                  CAMPS & OTHER LODGE PLACES)                                            85,288
          2,269   INTERTEK GROUP PLC (BUSINESS SERVICES)                                 50,202
         14,511   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  75,024
         13,759   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                  & MOBILE HOME DEALERS)                                                 44,765
         82,072   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                         78,176
          1,390   NEXT PLC (APPAREL & ACCESSORY STORES)                                  45,646
          1,368   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                  75,087
          5,120   RIO TINTO PLC (METAL MINING)                                          303,403
          6,967   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                  201,933
         10,619   SAVILLS PLC (SOCIAL SERVICES)                                          56,078
          2,329   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                       63,528
          4,142   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT
                  FURNITURE)                                                             51,447
         29,941   VODAFONE GROUP PLC (COMMUNICATIONS)                                    69,062
          9,860   WPP PLC (COMMUNICATIONS)                                              102,194
          9,161   XSTRATA PLC (METAL MINING)                                            173,564
                                                                                      3,608,936
                                                                                ---------------
TOTAL COMMON STOCKS (COST $15,460,550)                                               18,244,165
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

VT INTERNATIONAL CORE FUND

                                                        DIVIDEND
   PRINCIPAL      SECURITY NAME                           RATE                       VALUE
---------------   ----------------------------------    --------                ---------------
PREFERRED STOCKS: 1.73%
$         4,305   FRESENIUS AG (HEALTHCARE)               1.43%                 $       325,033
TOTAL PREFERRED STOCKS (COST $232,163)                                                  325,033
                                                                                ---------------

                                                        INTEREST    MATURITY
                                                          RATE        DATE
                                                        --------   ----------
CORPORATE DEBT SECURITIES: 0.02%
          3,243   GRYPHON FUNDING LIMITED(a)(i)           0.00     08/05/2010             1,333
          4,137   VFNC CORPORATION+++/-(a)(i)             0.25     09/30/2010             2,234
TOTAL CORPORATE DEBT SECURITIES (COST $3,287)                                             3,567
                                                                                ---------------

     SHARES                                              YIELD
---------------                                         --------
SHORT-TERM INVESTMENTS: 1.53%
MUTUAL FUNDS: 1.53%
        286,223   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST(l)~(u)                            0.09                          286,223
TOTAL SHORT-TERM INVESTMENTS (COST $286,223)                                            286,223
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $15,982,223)*                           100.66%                           $    18,858,988
OTHER ASSETS AND LIABILITIES, NET              (0.66)                                  (123,135)
                                              ------                            ---------------
TOTAL NET ASSETS                              100.00%                           $    18,735,853
                                              ------                            ---------------

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $16,245,774 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $3,033,731
GROSS UNREALIZED DEPRECIATION     (420,517)
                                ----------
NET UNREALIZED APPRECIATION     $2,613,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY CORE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 99.13%
AUTO PARTS & EQUIPMENT: 1.70%
          5,400   JOHNSON CONTROLS INCORPORATED                                 $       178,146
                                                                                ---------------
BIOPHARMACEUTICALS: 1.18%
          2,400   GENZYME CORPORATION+                                                  124,392
                                                                                ---------------
BUSINESS SERVICES: 3.73%
         23,600   MONSTER WORLDWIDE INCORPORATED+<<                                     391,996
                                                                                ---------------
COMPUTER TECHNOLOGIES: 3.80%
         26,600   DELL INCORPORATED+                                                    399,266
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 16.18%
         22,228   BANK OF AMERICA CORPORATION                                           396,770
         10,700   BANK OF NEW YORK MELLON CORPORATION                                   330,416
          8,300   JPMORGAN CHASE & COMPANY                                              371,425
          5,500   STATE STREET CORPORATION                                              248,270
         20,800   WESTERN UNION COMPANY                                                 352,768
                                                                                      1,699,649
                                                                                ---------------
E-COMMERCE/SERVICES: 3.75%
         14,600   EBAY INCORPORATED+                                                    393,470
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.83%
         10,000   ANALOG DEVICES INCORPORATED                                           288,200
         11,800   NOVELLUS SYSTEMS INCORPORATED+                                        295,000
          8,700   TYCO ELECTRONICS LIMITED                                              239,076
                                                                                        822,276
                                                                                ---------------
FOOD & KINDRED PRODUCTS: 0.99%
          1,900   THE COCA-COLA COMPANY                                                 104,500
                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.28%
          4,300   WAL-MART STORES INCORPORATED                                          239,080
                                                                                ---------------
HOUSEHOLD PRODUCTS, WARE: 0.60%
          1,000   PROCTER & GAMBLE COMPANY                                               63,270
                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.07%
          3,000   MEDTRONIC INCORPORATED                                                135,090
          2,000   ST. JUDE MEDICAL INCORPORATED+                                         82,100
                                                                                        217,190
                                                                                ---------------
MEDICAL PRODUCTS: 1.07%
          1,900   ZIMMER HOLDINGS INCORPORATED+                                         112,480
                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.42%
          9,400   TYCO INTERNATIONAL LIMITED                                            359,550
                                                                                ---------------
MISCELLANEOUS RETAIL: 6.44%
         13,700   STAPLES INCORPORATED                                                  320,443
          9,600   WALGREEN COMPANY                                                      356,064
                                                                                        676,507
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY CORE FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
MISCELLANEOUS SERVICES: 0.85%
          1,200   DUN & BRADSTREET CORPORATION                                  $        89,304
                                                                                ---------------
NETWORKING: 3.49%
         14,100   CISCO SYSTEMS INCORPORATED+                                           367,023
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.55%
          6,500   AMERICAN EXPRESS COMPANY                                              268,190
                                                                                ---------------
OIL & GAS EXTRACTION: 4.08%
          5,400   DEVON ENERGY CORPORATION                                              347,922
          1,700   TIDEWATER INCORPORATED                                                 80,359
                                                                                        428,281
                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.57%
          4,000   CHEVRON CORPORATION                                                   303,320
          7,400   CONOCOPHILLIPS                                                        378,658
         16,400   VALERO ENERGY CORPORATION                                             323,080
                                                                                      1,005,058
                                                                                ---------------
PHARMACEUTICALS: 2.95%
         11,600   BRISTOL-MYERS SQUIBB COMPANY                                          309,720
                                                                                ---------------
PRIMARY METAL INDUSTRIES: 3.12%
         23,000   ALCOA INCORPORATED                                                    327,520
                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.50%
         10,300   MCGRAW-HILL COMPANIES INCORPORATED                                    367,195
                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.09%
         11,100   MORGAN STANLEY                                                        325,119
                                                                                ---------------
SOFTWARE: 3.06%
         11,000   MICROSOFT CORPORATION                                                 321,970
                                                                                ---------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 2.27%
          4,750   COVIDIEN LIMITED                                                      238,830
                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT: 2.23%
         11,600   CORNING INCORPORATED                                                  234,436
                                                                                ---------------
TRAVEL & RECREATION: 3.33%
          9,000   CARNIVAL CORPORATION                                                  349,920
                                                                                ---------------
TOTAL COMMON STOCKS (COST $11,668,539)                                               10,414,338
                                                                                ---------------

                                                        INTEREST    MATURITY
   PRINCIPAL                                              RATE        DATE
---------------                                         --------   ----------
COLLATERAL FOR SECURITIES LENDING: 1.69%
COLLATERAL INVESTED IN OTHER ASSETS: 1.69%
$         7,301   BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $7,301)      0.01%    04/01/2010             7,301
          2,186   CALCASIEU PARISH LA+/-ss               0.40     12/01/2027             2,186
          3,006   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss             0.38     06/01/2028             3,006
         60,236   CITIGROUP REPURCHASE AGREEMENT -
                  102%  COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $60,236)                0.02     04/01/2010            60,236
          1,447   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                         0.25     10/01/2038             1,447
          4,373   COOK COUNTY IL+/-ss                    0.25     11/01/2030             4,373

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY CORE FUND

                                                        INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                           RATE        DATE           VALUE
---------------   -----------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,476   DEUTSCHE BANK REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $5,476)                 0.03%    04/01/2010   $         5,476
          8,407   GOLDMAN SACHS REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $8,407)                 0.01     04/01/2010             8,407
         28,312   GRYPHON FUNDING LIMITED(a)(i)           0.00     08/05/2010            11,636
            902   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss              0.33     11/01/2042               902
          2,733   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss                 0.28     07/01/2029             2,733
          1,093   INDIANA MUNICIPAL POWER AGENCY+/-ss     0.30     01/01/2018             1,093
         36,506   JPMORGAN CHASE REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $36,506)                0.01     04/01/2010            36,506
          1,640   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                         0.30     04/15/2025             1,640
          1,093   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                          0.34     01/01/2018             1,093
          3,195   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                             0.33     01/01/2034             3,195
          4,919   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss                  0.34     07/01/2032             4,919
          1,640   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                        0.32     12/15/2040             1,641
         36,117   VFNC CORPORATION+++/-(a)(i)             0.25     09/30/2010            19,503
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $171,703)                                 177,293
                                                                                ---------------

     SHARES                                               YIELD
---------------                                         --------
SHORT TERM INVESTMENTS: 0.70%
MUTUAL FUNDS: 0.70%
         73,520   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST(u)~(i)                            0.09                           73,520
TOTAL SHORT-TERM INVESTMENTS (COST $73,520)                                              73,520
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,913,762)*                            101.52%                               10,665,151
OTHER ASSETS AND LIABILITIES, NET               (1.52)                                 (159,633)
                                               ------                           ---------------
TOTAL NET ASSETS                               100.00%                          $    10,505,518
                                               ------                           ---------------

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $11,961,699 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 1,008,872
GROSS UNREALIZED DEPRECIATION    (2,305,420)
                                -----------
NET UNREALIZED DEPRECIATION     $(1,296,548)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 99.61%
APPAREL & ACCESSORY STORES: 1.43%
         17,800   KOHL'S CORPORATION+                                           $       975,083
                                                                                ---------------
BIOPHARMACEUTICALS: 2.42%
         31,800   GENZYME CORPORATION+                                                1,648,194
                                                                                ---------------
BIOTECHNOLOGY: 0.97%
         11,100   AMGEN INCORPORATED+                                                   663,336
                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.97%
         33,000   FASTENAL COMPANY<<                                                  1,583,670
         74,500   LOWE'S COMPANIES INCORPORATED                                       1,805,880
                                                                                      3,389,550
                                                                                ---------------
BUSINESS SERVICES: 2.79%
         21,000   AUTOMATIC DATA PROCESSING INCORPORATED                                933,870
         13,200   FACTSET RESEARCH SYSTEMS INCORPORATED                                 968,484
                                                                                      1,902,354
                                                                                ---------------
COMMERCIAL SERVICES: 3.33%
         74,050   PAYCHEX INCORPORATED                                                2,273,335
                                                                                ---------------
COMPUTER TECHNOLOGIES: 6.89%
         20,000   APPLE INCORPORATED+                                                 4,698,600
                                                                                ---------------
E-COMMERCE/SERVICES: 12.52%
         23,900   AMAZON.COM INCORPORATED+                                            3,243,947
         40,900   EBAY INCORPORATED+                                                  1,102,255
          7,400   GOOGLE INCORPORATED CLASS A+                                        4,195,874
                                                                                      8,542,076
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.62%
         39,100   LINEAR TECHNOLOGY CORPORATION                                       1,105,748
                                                                                ---------------
GENERAL MERCHANDISE STORES: 7.17%
         56,800   TARGET CORPORATION                                                  2,987,680
         34,300   WAL-MART STORES INCORPORATED                                        1,907,080
                                                                                      4,894,760
                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.74%
         56,675   MEDTRONIC INCORPORATED                                              2,552,075
                                                                                ---------------
NETWORKING: 6.07%
        159,100   CISCO SYSTEMS INCORPORATED+                                         4,141,373
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.12%
         15,900   VISA INCORPORATED CLASS A                                           1,447,377
                                                                                ---------------
OIL & GAS EXTRACTION: 1.51%
         16,300   SCHLUMBERGER LIMITED                                                1,033,868
                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.80%
        176,850   CHARLES SCHWAB CORPORATION                                          3,305,327
          3,800   CME GROUP INCORPORATED                                              1,201,218
         20,900   FRANKLIN RESOURCES INCORPORATED                                     2,317,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

     SHARES       SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         31,325   GOLDMAN SACHS GROUP INCORPORATED                              $     5,344,985
         36,800   T. ROWE PRICE GROUP INCORPORATED                                    2,021,424
                                                                                     14,190,764
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 6.47%
         92,900   EMC CORPORATION+                                                    1,675,916
        123,100   INTEL CORPORATION                                                   2,740,206
                                                                                      4,416,122
                                                                                ---------------
SOFTWARE: 5.96%
        138,870   MICROSOFT CORPORATION                                               4,064,725
                                                                                ---------------
TELECOMMUNICATIONS: 4.38%
          71,250  QUALCOMM INCORPORATED                                               2,991,788
                                                                                ---------------
TRANSPORTATION SERVICES: 4.45%
         27,300   C.H. ROBINSON WORLDWIDE INCORPORATED                                1,524,705
         41,000   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                 1,513,720
                                                                                      3,038,425
                                                                                ---------------
TOTAL COMMON STOCKS (COST $58,040,140)                                               67,969,553
                                                                                ---------------

                                                     INTEREST    MATURITY
   PRINCIPAL                                           RATE        DATE
---------------                                      --------   ----------
COLLATERAL FOR SECURITIES LENDING: 2.20%
COLLATERAL INVESTED IN OTHER ASSETS: 2.20%
$        61,770   BNP PARIBAS SECURITIES
                  CORPORATION REPURCHASE AGREEMENT
                  - 102%  COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $61,770)             0.01%    04/01/2010               61,770
         18,497   CALCASIEU PARISH LA+/-ss             0.40     12/01/2027               18,497
         25,433   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss           0.38     06/01/2028               25,433
        509,594   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $509,594)            0.02     04/01/2010              509,594
         12,243   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                       0.25     10/01/2038               12,243
         36,993   COOK COUNTY IL+/-ss                  0.25     11/01/2030               36,993
         46,325   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $46,325)             0.03     04/01/2010               46,325
         71,120   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $71,120)             0.01     04/01/2010               71,120
        238,043   GRYPHON FUNDING LIMITED(a)(i)        0.00     08/05/2010               97,836
          7,630   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss           0.33     11/01/2042                7,630
         23,121   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss              0.28     07/01/2029               23,121
          9,248   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                          0.30     01/01/2018                9,248
        308,844   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $308,844)            0.01     04/01/2010              308,844
         13,873   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                      0.30     04/15/2025               13,873
          9,248   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                       0.34     01/01/2018                9,248
         27,028   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                          0.33     01/01/2034               27,028
         41,618   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss               0.34     07/01/2032               41,618
         13,873   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                     0.32     12/15/2040               13,871
        303,671   VFNC CORPORATION+++/-(a)(i)          0.25     09/30/2010              163,982
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,451,273)                             1,498,274
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

     SHARES       SECURITY NAME                        YIELD                        VALUE
---------------   --------------------------------   --------                 -----------------
SHORT-TERM INVESTMENTS: 1.18%
MUTUAL FUNDS: 1.18%
        807,551   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(u)~(i)                  0.09%                  $         807,551
TOTAL SHORT-TERM INVESTMENTS (COST $807,551)                                            807,551
                                                                              -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $60,298,964)*                         102.99%                                  70,275,378
OTHER ASSETS AND LIABILITIES, NET            (2.99)                                  (2,039,639)
                                            ------                            -----------------
TOTAL NET ASSETS                            100.00%                           $      68,235,739
                                            ------                            -----------------

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $61,734,678 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 12,303,125
GROSS UNREALIZED DEPRECIATION     (3,762,425)
                                ------------
NET UNREALIZED APPRECIATION     $  8,540,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT MONEY MARKET FUND~

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
COMMERCIAL PAPER: 30.08%
$       700,000   ALLIED IRISH BANKS NA++##            0.00%    04/01/2010   $      700,000
        250,000   AMSTERDAM FUNDING
                  CORPORATION++(p)##                   0.14     04/07/2010          249,993
        700,000   ANGLO IRISH BANK CORPORATION++##     0.00     04/01/2010          700,000
        200,000   ATLANTIC ASSET SECURITIZATION
                  CORPORATION++(p)##                   0.16     04/09/2010          199,992
        500,000   BANK OF NOVA SCOTIA##                0.16     04/14/2010          499,968
        500,000   BEETHOVEN FUNDING
                  CORPORATION++(p)##                   0.00     04/01/2010          500,000
        500,000   BGL BNP PARIBAS SA##                 0.22     04/14/2010          499,958
        250,000   CIESCO LLC++(p)##                    0.17     04/05/2010          249,994
        500,000   CIESCO LLC++(p)##                    0.18     04/13/2010          499,968
        250,000   CITIBANK CREDIT CARD ISSUANCE
                  TRUST++(p)##                         0.17     04/05/2010          249,994
        500,000   CRC FUNDING LLC++(p)##               0.18     04/09/2010          499,978
        250,000   CRC FUNDING LLC++(p)##               0.18     04/14/2010          249,983
        500,000   CROWN POINT CAPITAL
                  COMPANY++(p)##                       0.40     04/09/2010          499,950
        300,000   CROWN POINT CAPITAL
                  COMPANY++(p)##                       0.42     04/15/2010          299,948
        400,000   ELYSIAN FUNDING LLC++(p)##           0.33     04/06/2010          399,978
        500,000   ERASMUS CAPITAL
                  CORPORATION++(p)##                   0.18     04/06/2010          499,985
        500,000   LEXINGTON PARKER CAPITAL COMPANY
                  LLC++(p)##                           0.27     04/05/2010          499,981
        500,000   NATIONWIDE BUILDING SOCIETY++##      0.19     04/15/2010          499,961
        250,000   NIEUW AMSTERDAM RECEIVABLES
                  CORPORATION++(p)##                   0.20     04/08/2010          249,989
        750,000   SCALDIS CAPITAL LLC++(p)##           0.20     04/13/2010          749,945
        450,000   SOLITAIRE FUNDING LLC++(p)##         0.00     04/01/2010          450,000
        250,000   SOLITAIRE FUNDING LLC++(p)##         0.19     04/06/2010          249,992
        500,000   SVENSKA HANDELSBANKEN
                  INCORPORATED##                       0.17     04/08/2010          499,981
        300,000   UBS FINANCE DELAWARE LLC##           0.22     04/05/2010          299,991
        500,000   UNICREDIT US FINANCE
                  INCORPORATED++##                     0.00     04/01/2010          500,000
        500,000   VICTORY RECEIVABLES
                  CORPORATION++(p)##                   0.17     04/06/2010          499,986
        300,000   WINDMILL FUNDING
                  CORPORATION++(p)##                   0.15     04/07/2010          299,991
TOTAL COMMERCIAL PAPER (COST $11,599,506)                                        11,599,506
                                                                             --------------
CORPORATE BONDS & NOTES: 0.51%
         95,000   GBG LLC+/-++ss                       0.35     09/01/2027           95,000
        100,000   LTF REAL ESTATE I LLC+/-++ss         0.30     06/01/2033          100,000
TOTAL CORPORATE BONDS & NOTES (COST $195,000)                                       195,000
                                                                             --------------
MUNICIPAL BONDS & NOTES: 10.62%
        200,000   CALIFORNIA HFFA CATHOLIC WEST
                  SERIES H (HCFR, BANK OF AMERICA
                  NA LOC)+/-ss                        0.28     07/01/2035          200,000
        500,000   CALIFORNIA PCFA PG&E SERIES B
                  (IDR, JPMORGAN CHASE BANK
                  LOC)+/-ss                           0.33     11/01/2026          500,000
        200,000   CALIFORNIA STATE DWR POWER
                  SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss          0.29     05/01/2017          200,000
        145,000   CALIFORNIA STATEWIDE CDA AZUSA
                  PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss     0.50     04/01/2039          145,000
        400,000   CALIFORNIA STATEWIDE CDA OAKMONT
                  SENIOR LIVING SERIES Y
                  (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                       0.31     08/01/2031          400,000
        205,000   CLARKSVILLE TN PUBLIC BUILDING
                  AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss        0.31     07/01/2034          205,000
        150,000   CLARKSVILLE TN PUBLIC BUILDING
                  AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss        0.31     02/01/2038          150,000
        250,000   DENVER CO CITY & COUNTY SCHOOL
                  DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM
                  INSURED)+/-ss                       0.28     12/15/2037          250,000
        300,000   LOS ANGELES CA COMMUNITY RDA
                  ACADEMY VILLAGE APARTMENTS
                  (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                       0.30     10/01/2019          300,000
        445,000   MISSISSIPPI STATE TAXABLE NISSAN
                  PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss        0.23     11/01/2028          444,981
        400,000   MONTGOMERY COUNTY TN TENNESSEE
                  COUNTY LOAN POOL (OTHER
                  REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                           0.31     02/01/2036          400,000
        100,000   NEW JERSEY STATE TURNPIKE
                  AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED,
                  SOCIETE GENERALE LOC)+/-ss          0.34     01/01/2018          100,000
        200,000   PALM BEACH COUNTY FL PINE CREST
                  PREPARATORY (PRIVATE SCHOOL
                  REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                           0.32     06/01/2032          200,000
        500,000   PORT OF OAKLAND CALIFORNIA
                  (OTHER REVENUE)+/-ss                0.20     04/08/2010          499,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT MONEY MARKET FUND~

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES (continued)
$       100,000   TEXAS STATE TAXABLE PRODUCT
                  DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE)+/-ss                 0.25%    06/01/2045   $      100,000
TOTAL MUNICIPAL BONDS & NOTES (COST $4,094,957)                                   4,094,957
                                                                             --------------
SECURED MASTER NOTE AGREEMENT: 2.86%
        798,000   BANK OF AMERICA SECURITIES
                  LLC+/-ss                             0.27     09/09/2034          798,000
        305,000   CITIGROUP GLOBAL MARKETS
                  INCORPORATED+/-ss                    0.62     09/09/2049          305,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,103,000)                             1,103,000
                                                                             --------------
REPURCHASE AGREEMENTS (z): 38.59%
      4,000,000   BANK OF AMERICA NA, DATED
                  03/31/2010, MATURITY VALUE
                  $4,000,002 (1)                       0.02     04/01/2010        4,000,000
      1,000,000   BNP PARIBAS SECURITIES, DATED
                  03/31/2010, MATURITY VALUE
                  $1,000,000 (2)                       0.00     04/01/2010        1,000,000
      4,000,000   CITIGROUP GLOBAL MARKETS, DATED
                  03/31/2010, MATURITY VALUE
                  $4,000,002 (3)                       0.02     04/01/2010        4,000,000
      1,000,000   DEUTSCHE BANK SECURITIES, DATED
                  03/31/2010, MATURITY VALUE
                  $1,000,001 (4)                       0.03     04/01/2010        1,000,000
      4,879,997   JPMORGAN SECURITIES, DATED
                  03/31/2010, MATURITY VALUE
                  $4,879,998 (5)                       0.01     04/01/2010        4,879,997
TOTAL REPURCHASE AGREEMENTS (COST $14,879,997)                                   14,879,997
                                                                             --------------
TIME DEPOSITS: 16.34%
        700,000   BANCO SANTANDER MADRID               0.21     04/01/2010          700,000
        700,000   BANK OF IRELAND                      0.35     04/01/2010          700,000
        200,000   BAYER HYPO-UND VEREINSBANK AG
                  MUNICH                               0.27     04/01/2010          200,000
        700,000   BNP PARIBAS PARIS                    0.21     04/01/2010          700,000
        700,000   CALYON GRAND CAYMAN                  0.12     04/01/2010          700,000
        300,000   DANSKE BANK A/S COPENHAGEN           0.27     04/01/2010          300,000
        700,000   DEXIA BANK SA BRUSSELS               0.26     04/05/2010          700,000
        200,000   FORTIS BANK NV SA                    0.26     04/06/2010          200,000
        700,000   GROUPE BPCE                          0.21     04/01/2010          700,000
        700,000   KBC BANK NV BRUSSELS                 0.21     04/01/2010          700,000
        700,000   SOCIETE GENERALE PARIS               0.19     04/01/2010          700,000
TOTAL TIME DEPOSITS (COST $6,300,000)                                             6,300,000
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $38,172,460)*                          99.00%                          $   38,172,460
OTHER ASSETS AND LIABILITIES, NET             1.00                                  386,392
                                            ------                           --------------
TOTAL NET ASSETS                            100.00%                          $   38,558,852
                                            ------                           --------------

~    On April 30, 2010, the Fund was liquidated.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

     (1) U.S. government securities, 4.50%, 1/1/2040, market value including accrued interest is $4,120,000.

     (2)  U.S. government securities, 2.46% to 6.03%, 4/1/2035 to 3/1/2040, market value including accrued interest is $1,030,000.

     (3)  U.S. government securities, 2.60% to 6.25%, 9/1/2013 to 3/15/2040, market value including accrued interest is $4,120,000.

     (4)  U.S. government securities, 0.00% to 7.00%, 4/5/2010 to 2/15/2040, market value including accrued interest is $1,022,233.

     (5)  U.S. government securities, 4.00% to 8.50%, 8/1/2010 to 9/1/2048, market value including accrued interest is $5,026,411.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 92.78%
APPAREL & ACCESSORY STORES: 1.21%
         36,200   KOHL'S CORPORATION+                                           $     1,983,034
                                                                                ---------------
AUTO PARTS & EQUIPMENT: 1.43%
         71,020   JOHNSON CONTROLS INCORPORATED                                       2,342,950
                                                                                ---------------
BIOPHARMACEUTICALS: 1.16%
         28,114   CEPHALON INCORPORATED+                                              1,905,567
                                                                                ---------------
BUSINESS SERVICES: 5.37%
         10,332   ALLIANCE DATA SYSTEMS CORPORATION+                                    661,145
         76,700   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                 1,797,848
         36,879   MANPOWER INCORPORATED                                               2,106,528
        162,200   NCR CORPORATION+                                                    2,238,360
         51,930   OMNICOM GROUP INCORPORATED                                          2,015,403
                                                                                      8,819,284
                                                                                ---------------
CASINO & GAMING: 1.20%
        106,730   INTERNATIONAL GAME TECHNOLOGY                                       1,969,169
                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 1.50%
         29,570   PRAXAIR INCORPORATED                                                2,454,310
                                                                                ---------------
COAL MINING: 0.43%
         15,570   PEABODY ENERGY CORPORATION                                            711,549
                                                                                ---------------
COMMUNICATIONS: 5.53%
         78,810   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A              1,902,473
        139,700   COMCAST CORPORATION CLASS A                                         2,510,409
         12,655   LIBERTY GLOBAL INCORPORATED SERIES A+                                 369,020
        154,900   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                     2,371,519
         43,196   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                           1,915,743
                                                                                      9,069,164
                                                                                ---------------
COMPUTER SOFTWARE & SERVICES: 1.10%
         57,320   AKAMAI TECHNOLOGIES INCORPORATED+                                   1,800,421
                                                                                ---------------
COMPUTER TECHNOLOGIES: 0.60%
         23,500   ACCENTURE PLC                                                         985,825
                                                                                ---------------
DATA SERVICES: 1.18%
         59,700   NETAPP INCORPORATED+                                                1,943,832
                                                                                ---------------
DEPARTMENT STORES: 1.27%
         50,955   NORDSTROM INCORPORATED                                              2,081,512
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 4.96%
         72,300   BANK OF NEW YORK MELLON CORPORATION                                 2,232,624
         70,400   BB&T CORPORATION                                                    2,280,256
         30,880   CITY NATIONAL CORPORATION                                           1,666,594
        115,100   WESTERN UNION COMPANY                                               1,952,096
                                                                                      8,131,570
                                                                                ---------------
EATING & DRINKING PLACES: 1.36%
         50,023   DARDEN RESTAURANTS INCORPORATED                                     2,228,024
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
EDUCATIONAL SERVICES: 1.46%
         39,195   APOLLO GROUP INCORPORATED CLASS A+                            $     2,402,262
                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.31%
         74,040   REPUBLIC SERVICES INCORPORATED                                      2,148,641
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 9.94%
         49,150   ALTERA CORPORATION                                                  1,194,837
         42,800   AMETEK INCORPORATED                                                 1,774,488
         36,960   AMPHENOL CORPORATION CLASS A                                        1,559,342
        500,130   ARM HOLDINGS PLC                                                    1,808,570
        137,300   MICROSEMI CORPORATION+                                              2,380,782
        261,140   ON SEMICONDUCTOR CORPORATION+                                       2,089,120
         54,500   POLYCOM INCORPORATED+                                               1,666,610
         31,450   ROCKWELL COLLINS INCORPORATED                                       1,968,456
          5,880   WHIRLPOOL CORPORATION                                                 513,030
         53,180   XILINX INCORPORATED                                                 1,356,090
                                                                                     16,311,325
                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
         50,300   JACOBS ENGINEERING GROUP INCORPORATED+                              2,273,057
                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.56%
         80,080   CROWN HOLDINGS INCORPORATED+                                        2,158,957
         43,010   ILLINOIS TOOL WORKS INCORPORATED                                    2,036,954
                                                                                      4,195,911
                                                                                ---------------
FOOD & KINDRED PRODUCTS: 1.19%
         27,550   GENERAL MILLS INCORPORATED                                          1,950,265
                                                                                ---------------
FOOD STORES: 1.24%
         94,230   KROGER COMPANY                                                      2,041,022
                                                                                ---------------
FURNITURE & FIXTURES: 0.38%
         40,530   MASCO CORPORATION                                                     629,026
                                                                                ---------------
GENERAL MERCHANDISE STORES: 1.23%
         38,300   TARGET CORPORATION                                                  2,014,580
                                                                                ---------------
HEALTH SERVICES: 1.17%
        222,500   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                 1,913,500
                                                                                ---------------
HOUSEHOLD PRODUCTS, WARE: 2.66%
         34,460   CHURCH & DWIGHT COMPANY INCORPORATED                                2,307,097
         32,050   CLOROX COMPANY                                                      2,055,687
                                                                                      4,362,784
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.63%
         39,070   DOVER CORPORATION                                                   1,826,523
         61,390   PALL CORPORATION                                                    2,485,681
                                                                                      4,312,204
                                                                                ---------------
INSURANCE CARRIERS: 5.42%
         45,330   ACE LIMITED                                                         2,370,759
         53,090   HCC INSURANCE HOLDINGS INCORPORATED                                 1,465,284
         27,310   PARTNERRE LIMITED                                                   2,177,153
         31,476   RENAISSANCERE HOLDINGS LIMITED                                      1,786,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
         57,547   THE PROGRESSIVE CORPORATION                                   $     1,098,572
                                                                                      8,898,346
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 6.83%
        223,800   BOSTON SCIENTIFIC CORPORATION+                                      1,615,836
         22,070   C.R. BARD INCORPORATED                                              1,911,703
         30,020   RESMED INCORPORATED+                                                1,910,773
         30,700   ROCKWELL AUTOMATION INCORPORATED                                    1,730,252
         34,290   THERMO FISHER SCIENTIFIC INCORPORATED+                              1,763,878
         33,570   WATERS CORPORATION+                                                 2,267,318
                                                                                     11,199,760
                                                                                ---------------
MEDICAL PRODUCTS: 1.11%
         30,800   ZIMMER HOLDINGS INCORPORATED+                                       1,823,360
                                                                                ---------------
METAL MINING: 1.05%
         15,530   AGNICO-EAGLE MINES LIMITED                                            864,555
         50,200   KINROSS GOLD CORPORATION                                              857,918
                                                                                      1,722,473
                                                                                ---------------
MISCELLANEOUS RETAIL: 1.21%
         84,600   STAPLES INCORPORATED                                                1,978,794
                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
         47,222   J.B. HUNT TRANSPORT SERVICES INCORPORATED                           1,694,325
                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.55%
          8,510   MASTERCARD INCORPORATED<<                                           2,161,540
        129,570   PEOPLE'S UNITED FINANCIAL INCORPORATED                              2,026,475
                                                                                      4,188,015
                                                                                ---------------
OIL & GAS EXTRACTION: 4.23%
         20,150   APACHE CORPORATION                                                  2,045,225
         18,600   EOG RESOURCES INCORPORATED                                          1,728,684
        135,610   WEATHERFORD INTERNATIONAL LIMITED+                                  2,150,775
         21,480   XTO ENERGY INCORPORATED                                             1,013,426
                                                                                      6,938,110
                                                                                ---------------
OIL & GAS FIELD SERVICES: 1.58%
         29,930   TRANSOCEAN LIMITED+                                                 2,585,353
                                                                                ---------------
OIL FIELD EQUIPMENT & SERVICES: 1.05%
         42,480   NATIONAL OILWELL VARCO INCORPORATED                                 1,723,838
                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.54%
         29,300   EQUITY RESIDENTIAL                                                  1,147,095
         94,088   HOST HOTELS & RESORTS INCORPORATED                                  1,378,389
                                                                                      2,525,484
                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.19%
         93,040   SEALED AIR CORPORATION                                              1,961,283
                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.34%
        100,030   INVESCO LIMITED                                                     2,191,657
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
SOFTWARE: 3.37%
        108,900   ELECTRONIC ARTS INCORPORATED+                                 $     2,032,074
         48,880   RED HAT INCORPORATED+                                               1,430,718
        122,370   SYMANTEC CORPORATION+                                               2,070,500
                                                                                      5,533,292
                                                                                ---------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 1.19%
         38,770   COVIDIEN LIMITED                                                    1,949,356
                                                                                ---------------
TELECOMMUNICATIONS: 0.98%
         37,860   AMERICAN TOWER CORPORATION CLASS A+                                 1,613,215
                                                                                ---------------
TEXTILE MILL PRODUCTS: 0.45%
         13,519   MOHAWK INDUSTRIES INCORPORATED+                                       735,163
                                                                                ---------------
TRAVEL & RECREATION: 1.20%
         50,760   CARNIVAL CORPORATION                                                1,973,549
                                                                                ---------------
TOTAL COMMON STOCKS (COST $117,614,282)                                             152,216,161
                                                                                ---------------
INVESTMENT COMPANIES: 1.95%
STOCK FUNDS: 1.95%
         51,529   UTILITIES SELECT SECTOR SPDR FUND<<                                 1,526,804
         34,289   VANGUARD REIT ETF<<                                                 1,673,989
TOTAL INVESTMENT COMPANIES (COST $2,547,839)                                          3,200,793
                                                                                ---------------

                                                     INTEREST    MATURITY
   PRINCIPAL                                           RATE        DATE
---------------                                      --------   ----------
COLLATERAL FOR SECURITIES LENDING: 2.95%
COLLATERAL INVESTED IN OTHER ASSETS: 2.95%
$       103,907   BNP PARIBAS SECURITIES
                  CORPORATION REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $103,907)            0.01%    04/01/2010              103,907
         31,115   CALCASIEU PARISH LA+/-ss             0.40     12/01/2027               31,115
         42,783   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss           0.38     06/01/2028               42,783
        857,224   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $857,224)            0.02     04/01/2010              857,224
         20,594   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                       0.25     10/01/2038               20,594
         62,229   COOK COUNTY IL+/-ss                  0.25     11/01/2030               62,229
         77,927   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $77,927)             0.03     04/01/2010               77,927
        119,636   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $119,636)            0.01     04/01/2010              119,636
      2,510,134   GRYPHON FUNDING LIMITED(a)(i)        0.00     08/05/2010            1,031,665
         12,835   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss          0.33     11/01/2042               12,835
         38,893   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss             0.28     07/01/2029               38,893
         15,557   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                         0.30     01/01/2018               15,557
        519,529   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $519,529)            0.01     04/01/2010              519,529
         23,336   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                     0.30     04/15/2025               23,336
         15,557   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                      0.34     01/01/2018               15,557
         45,466   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                         0.33     01/01/2034               45,466
         70,008   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss              0.34     07/01/2032               70,008
         23,336   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                    0.32     12/15/2040               23,336

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

                                                     INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                        RATE        DATE             VALUE
---------         -------------                      --------   ----------   ------------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,202,176   VFNC CORPORATION+++/-(a)(i)          0.25%    09/30/2010   $        1,729,175
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $4,345,153)                                                                     4,840,772
                                                                             ------------------

SHARES                                                 YIELD

SHORT-TERM INVESTMENTS: 5.65%
MUTUAL FUNDS: 5.65%
      9,265,495   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(u)~(i)                  0.09                           9,265,495
TOTAL SHORT-TERM INVESTMENTS (COST $9,265,495)                                        9,265,495
                                                                             ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,772,769)*                        103.33%                                 169,523,221
OTHER ASSETS AND LIABILITIES, NET            (3.33)                                  (5,456,904)
                                            ------                           ------------------
TOTAL NET ASSETS                            100.00%                          $      164,066,317
                                            ------                           ------------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $142,343,417 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 37,800,040
GROSS UNREALIZED DEPRECIATION    (10,620,236)
                                ------------
NET UNREALIZED APPRECIATION     $ 27,179,804

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 91.80%
BIOPHARMACEUTICALS: 2.27%
         62,700   ACORDA THERAPEUTICS INCORPORATED+                             $     2,144,343
        129,503   HALOZYME THERAPEUTICS INCORPORATED+                                 1,034,729
        159,216   VANDA PHARMACEUTICALS INCORPORATED+                                 1,837,353
                                                                                      5,016,425
                                                                                ---------------
BUSINESS SERVICES: 17.18%
        243,850   ART TECHNOLOGY GROUP INCORPORATED+                                  1,075,379
         27,000   BLUE COAT SYSTEMS INCORPORATED+                                       838,080
         64,000   CARDTRONICS INCORPORATED+                                             804,480
         82,000   CYBERSOURCE CORPORATION+                                            1,446,480
         58,400   DEALERTRACK HOLDINGS INCORPORATED+                                    997,472
        199,346   GARTNER INCORPORATED+                                               4,433,455
        483,599   GLOBAL CASH ACCESS INCORPORATED+                                    3,951,004
        221,593   MARCHEX INCORPORATED CLASS B                                        1,132,340
        537,027   MOVE INCORPORATED+                                                  1,122,386
        257,924   ON ASSIGNMENT INCORPORATED+                                         1,838,998
         38,001   QUALITY SYSTEMS INCORPORATED                                        2,334,781
        102,213   QUINSTREET INC COMMON STOCK+                                        1,738,643
        265,991   SAPIENT CORPORATION                                                 2,431,158
        252,124   SYKES ENTERPRISES INCORPORATED+                                     5,758,512
        168,658   SYNCHRONOSS TECHNOLOGIES
                  INCORPORATED+                                                       3,266,905
         69,300   TALEO CORPORATION CLASS A+                                          1,795,563
         97,728   TELETECH HOLDINGS INCORPORATED+                                     1,669,194
        194,762   THQ INCORPORATED+                                                   1,365,282
                                                                                     38,000,112
                                                                                ---------------
CASINO & GAMING: 0.83%
         43,567   WMS INDUSTRIES INCORPORATED+                                        1,827,200
                                                                                ---------------
COMMERCIAL SERVICES: 2.39%
        276,028   LIVE NATION INCORPORATED+                                           4,002,406
         42,972   WRIGHT EXPRESS CORPORATION+                                         1,294,317
                                                                                      5,296,723
                                                                                ---------------
COMMUNICATIONS: 5.69%
        272,119   CBEYOND INCORPORATED+                                               3,722,588
         93,000   LEAP WIRELESS INTERNATIONAL
                  INCORPORATED+                                                       1,521,480
        164,198   LODGENET ENTERTAINMENT CORPORATION+                                 1,144,460
        460,900   PAETEC HOLDING CORPORATION+                                         2,157,012
        236,600   TIVO INCORPORATED+                                                  4,050,592
                                                                                     12,596,132
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 1.21%
         97,043   EURONET WORLDWIDE INCORPORATED+                                     1,788,502
        133,200   FIRST COMMONWEALTH FINANCIAL
                  CORPORATION<<                                                         893,772
                                                                                      2,682,274
                                                                                ---------------
E-COMMERCE/SERVICES: 2.74%
        219,223   GSI COMMERCE INCORPORATED+                                          6,065,900
                                                                                ---------------
EATING & DRINKING PLACES: 0.53%
        105,700   SONIC CORPORATION+                                                  1,167,985
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
EDUCATIONAL SERVICES: 3.95%
        156,291   BRIDGEPOINT EDUCATION INCORPORATED+                           $     3,841,633
        110,733   GRAND CANYON EDUCATION INCORPORATED+                                2,894,561
         90,261   K12 INCORPORATED+                                                   2,004,697
                                                                                      8,740,891
                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.47%
         18,800   CLEAN HARBORS INCORPORATED+                                         1,044,528
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.43%
         40,200   ACUITY BRANDS INCORPORATED                                          1,696,842
         28,362   BALDOR ELECTRIC COMPANY                                             1,060,739
        133,613   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                 1,422,978
         65,200   GREATBATCH INCORPORATED+                                            1,381,588
        247,308   INFORMATION SERVICES GROUP INCORPORATED+                              843,320
        210,999   MICROSEMI CORPORATION+                                              3,658,723
         59,102   MONOLITHIC POWER SYSTEMS+                                           1,317,975
        452,000   PMC-SIERRA INCORPORATED+                                            4,031,840
        130,733   POLYPORE INTERNATIONAL INCORPORATED+                                2,282,598
         81,269   UNIVERSAL DISPLAY CORPORATION+                                        956,536
                                                                                     18,653,139
                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.46%
         63,712   CORPORATE EXECUTIVE BOARD COMPANY                                   1,694,102
         69,700   ICF INTERNATIONAL INCORPORATED+                                     1,731,348
        105,363   LUMINEX CORPORATION+                                                1,773,259
        150,594   NAVIGANT CONSULTING INCORPORATED+                                   1,826,705
        147,795   RESOURCES CONNECTION INCORPORATED+                                  2,833,230
                                                                                      9,858,644
                                                                                ---------------
ENVIRONMENTAL CONTROL: 0.87%
        112,839   CALGON CARBON CORPORATION+                                          1,931,804
                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT: 0.75%
        345,400   MUELLER WATER PRODUCTS INCORPORATED                                 1,651,012
                                                                                ---------------
FINANCIAL INSTITUTIONS: 1.30%
        119,500   DOLLAR FINANCIAL CORPORATION+                                       2,875,170
                                                                                ---------------
FOOTWEAR: 0.73%
        185,000   CROCS INCORPORATED+                                                 1,622,450
                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.41%
        284,444   GREAT WOLF RESORTS INCORPORATED+                                      904,532
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.41%
         69,346   GARDNER DENVER INCORPORATED                                         3,053,998
         53,700   ROBBINS & MYERS INCORPORATED                                        1,279,134
        351,540   SCIENTIFIC GAMES CORPORATION
                  CLASS A+                                                            4,949,683
         29,499   THE MIDDLEBY CORPORATION+                                           1,698,847
         17,300   WATSCO INCORPORATED                                                   984,024
                                                                                     11,965,686
                                                                                ---------------
INSURANCE CARRIERS: 3.23%
         79,839   AMERIGROUP CORPORATION+                                             2,653,848
         70,500   CENTENE CORPORATION+                                                1,694,820
          1,850   PRIMERICA INCORPORATED+                                                27,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
        125,300   TOWER GROUP INCORPORATED                                      $     2,777,901
                                                                                      7,154,319
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 8.59%
         48,400   ALIGN TECHNOLOGY INCORPORATED+                                        936,056
         38,179   ESTERLINE TECHNOLOGIES CORPORATION+                                 1,887,188
        218,734   EV3 INCORPORATED+                                                   3,469,121
        306,865   IXIA+                                                               2,844,639
        118,345   SENORX INCORPORATED+                                                  866,285
         44,205   SIRONA DENTAL SYSTEMS INCORPORATED+                                 1,681,116
         84,693   SONOSITE INCORPORATED+                                              2,719,492
        235,168   SPECTRANETICS CORPORATION+                                          1,625,011
         88,651   STERIS CORPORATION                                                  2,983,993
                                                                                     19,012,901
                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.97%
         47,320   NUVASIVE INCORPORATED+                                              2,138,864
                                                                                ---------------
MEDICAL PRODUCTS: 0.91%
         82,959   VOLCANO CORPORATION+                                                2,004,289
                                                                                ---------------
METAL FABRICATE, HARDWARE: 0.44%
         48,192   CHART INDUSTRIES INCORPORATED+                                        963,840
                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.84%
        226,822   SHUFFLE MASTER INCORPORATED+                                        1,857,672
                                                                                ---------------
MOTION PICTURES: 2.08%
         57,164   CINEMARK HOLDINGS INCORPORATED                                      1,048,388
        205,877   NATIONAL CINEMEDIA INCORPORATED                                     3,553,437
                                                                                      4,601,825
                                                                                ---------------
OIL & GAS EXTRACTION: 3.01%
         82,000   BRIGHAM EXPLORATION COMPANY+                                        1,307,900
         61,100   CARRIZO OIL & GAS INCORPORATED+                                     1,402,245
         74,500   GOODRICH PETROLEUM CORPORATION+<<                                   1,165,180
         61,000   SWIFT ENERGY COMPANY+                                               1,875,140
         71,200   VENOCO INCORPORATED+                                                  913,496
                                                                                      6,663,961
                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.34%
         15,750   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                         749,070
                                                                                ---------------
PHARMACEUTICALS: 2.67%
         47,000   AUXILIUM PHARMACEUTICALS INCORPORATED+                              1,464,520
         84,200   ONYX PHARMACEUTICALS INCORPORATED+                                  2,549,576
        139,600   VIROPHARMA INCORPORATED+                                            1,902,748
                                                                                      5,916,844
                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.31%
        360,967   INNERWORKINGS INCORPORATED+<<                                       1,877,028
        140,842   SHUTTERFLY INCORPORATED+                                            3,392,884
         35,761   VISTAPRINT NV+                                                      2,047,317
                                                                                      7,317,229
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.58%
        103,150   GRAHAM PACKAGING CO INCORPORATED01+                           $     1,294,533
                                                                                ---------------
SOFTWARE: 0.89%
        298,845   LAWSON SOFTWARE INCORPORATED+                                       1,975,365
                                                                                ---------------
TRANSPORTATION BY AIR: 1.04%
         43,200   ATLAS AIR WORLDWIDE HOLDINGS
                  INCORPORATED+                                                       2,291,760
                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.17%
         56,701   POLARIS INDUSTRIES INCORPORATED                                     2,900,823
         58,997   WABASH NATIONAL CORPORATION+                                          413,569
         35,200   WABTEC CORPORATION                                                  1,482,624
                                                                                      4,797,016
                                                                                ---------------
TRANSPORTATION SERVICES: 1.11%
         69,550   RAILAMERICA INCORPORATED+                                             820,690
        107,000   UTI WORLDWIDE INCORPORATED                                          1,639,240
                                                                                      2,459,930
                                                                                ---------------
TOTAL COMMON STOCKS (COST $178,602,824)                                             203,100,025
                                                                                ---------------

                                                        INTEREST    MATURITY
   PRINCIPAL                                              RATE        DATE
---------------                                         --------   ----------
COLLATERAL FOR SECURITIES LENDING: 1.09%
COLLATERAL INVESTED IN OTHER ASSETS: 1.09%
$        59,845   BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $59,845)     0.01%    04/01/2010            59,845
         17,920   CALCASIEU PARISH LA+/-ss               0.40     12/01/2027            17,920
         24,640   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss             0.38     06/01/2028            24,640
        493,713   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $493,713)               0.02     04/01/2010           493,713
         11,861   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                         0.25     10/01/2038            11,861
         35,841   COOK COUNTY IL+/-ss                    0.25     11/01/2030            35,841
         44,881   DEUTSCHE BANK REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $44,881)                0.03     04/01/2010            44,881
         68,904   GOLDMAN SACHS REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $68,904)                0.01     04/01/2010            68,904
      1,097,908   GRYPHON FUNDING LIMITED(a)(i)           0.00     08/05/2010           451,240
          7,392   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss             0.33     11/01/2042             7,392
         22,400   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss                0.28     07/01/2029            22,400
          8,960   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                            0.30     01/01/2018             8,960
        299,220   JPMORGAN CHASE REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $299,220)               0.01     04/01/2010           299,220
         13,440   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                        0.30     04/15/2025            13,440
          8,960   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                         0.34     01/01/2018             8,960
         26,186   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                            0.33     01/01/2034            26,186
         40,321   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss                 0.34     07/01/2032            40,321
         13,440   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                       0.32     12/15/2040            13,442
      1,400,600   VFNC CORPORATION+++/-(a)(i)             0.25     09/30/2010           756,324
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,188,711)                             2,405,490
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                           YIELD                      VALUE
---------------   -----------------------------------   --------                ---------------
SHORT-TERM INVESTMENTS: 4.35%
MUTUAL FUNDS: 4.35%
      9,639,920   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST(u)~(i)                            0.09%                 $     9,639,920
TOTAL SHORT-TERM INVESTMENTS (COST $9,639,920)                                        9,639,920
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $190,431,455)*                            97.24%                              215,145,435
OTHER ASSETS AND LIABILITIES, NET                2.76                                 6,102,782
                                               ------                           ---------------
TOTAL NET ASSETS                               100.00%                          $   221,248,217
                                               ------                           ---------------

+    NON-INCOME EARNING SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $196,433,167 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 37,287,391
GROSS UNREALIZED DEPRECIATION    (18,575,123)
                                ------------
NET UNREALIZED APPRECIATION     $ 18,712,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
COMMON STOCKS: 97.69%
APPAREL & ACCESSORY STORES: 0.35%
         24,050   DELIA*S INCORPORATED+                                         $        41,600
                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.50%
          3,680   STANDARD PARKING CORPORATION+                                          60,426
                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.42%
          4,095   CAVCO INDUSTRIES INCORPORATED+                                        139,803
         15,359   PALM HARBOR HOMES INCORPORATED+                                        30,872
                                                                                        170,675
                                                                                ---------------
BUSINESS SERVICES: 8.12%
          2,095   ABM INDUSTRIES INCORPORATED                                            44,414
          1,330   AVERY DENNISON CORPORATION                                             48,425
          6,035   CLARUS CORPORATION+                                                    28,968
          1,655   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                               64,677
          9,983   GEO GROUP INCORPORATED+                                               197,863
          2,332   HEALTHCARE SERVICES GROUP                                              52,213
          1,910   HENRY JACK & ASSOCIATES INCORPORATED                                   45,955
         38,508   HILL INTERNATIONAL INCORPORATED+                                      224,502
          6,880   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                           57,242
         26,635   TIER TECHNOLOGIES INCORPORATED CLASS B+                               212,015
                                                                                        976,274
                                                                                ---------------
CASINO & GAMING: 0.59%
         28,365   CENTURY CASINOS INCORPORATED+                                          70,913
                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 1.76%
          1,760   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                        83,899
         21,530   ORASURE TECHNOLOGIES INCORPORATED+                                    127,673
                                                                                        211,572
                                                                                ---------------
COMMERCIAL SERVICES: 0.78%
          3,365   SAIC INCORPORATED+                                                     59,561
          1,235   VERISK ANALYTICS INCORPORATED CLASS A+                                 34,827
                                                                                         94,388
                                                                                ---------------
COMMUNICATIONS: 3.27%
         20,665   CHINA GRENTECH CORPORATION LIMITED ADR+                                79,560
         11,915   CINCINNATI BELL INCORPORATED+                                          40,630
         25,215   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                        69,593
         69,475   SANDVINE CORPORATION+(a)                                              133,496
          1,575   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                              69,851
                                                                                        393,130
                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.15%
            6,675 U.S. HOME SYSTEMS INCORPORATED+                                        18,490
                                                                                ---------------
DATA SERVICES: 0.74%
           15,490 BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                           88,448
                                                                                ---------------
DEPOSITORY INSTITUTIONS: 5.79%
            5,330 1ST UNITED BANCORP INCORPORATED+                                       42,907
            5,223 AMERICAN RIVER HOLDINGS                                                41,262
            4,370 BANCORP INCORPORATED+                                                  38,893

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
         11,015   COMMUNITY BANKERS TRUST CORPORATION                           $        32,054
          2,225   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                             31,640
         13,079   FIRST SECURITY GROUP INCORPORATED                                      28,251
          1,315   IBERIABANK CORPORATION                                                 78,913
          1,805   MIDSOUTH BANCORP INCORPORATED                                          29,783
            985   NORTHWEST BANCSHARES INCORPORATED                                      11,564
         14,543   PACIFIC PREMIER BANCORP INCORPORATED+                                  71,261
          1,885   SIERRA BANCORP                                                         24,298
          3,450   STERLING BANCORPORATION NEW YORK                                       34,673
            970   SUNTRUST BANKS INCORPORATED                                            25,986
          1,870   UNIVEST CORPORATION OF PENNSYLVANIA                                    34,950
          2,870   WASHINGTON BANKING COMPANY                                             36,133
          3,810   WESTERN LIBERTY BANCORP+                                               26,670
          3,510   WESTERN UNION COMPANY                                                  59,530
          2,920   WILMINGTON TRUST CORPORATION                                           48,384
                                                                                        697,152
                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.35%
          3,855   EL PASO CORPORATION                                                    41,788
                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.42%
         19,270   BIGBAND NETWORKS INCORPORATED+                                         68,023
         26,670   EMCORE CORPORATION+                                                    32,271
         26,313   EVANS & SUTHERLAND COMPUTER CORPORATION+                                4,473
          5,695   GLOBECOMM SYSTEMS INCORPORATED+                                        43,795
          6,770   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                           38,251
        117,755   MRV COMMUNICATIONS INCORPORATED+                                      156,614
          3,285   OSI SYSTEMS INCORPORATED+                                              92,144
         25,920   POWER-ONE INCORPORATED+                                               109,382
          5,760   RICHARDSON ELECTRONICS LIMITED                                         45,792
         35,555   TRIDENT MICROSYSTEMS INCORPORATED+                                     61,866
                                                                                        652,611
                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.92%
          2,270   ABB LIMITED ADR                                                        49,577
         13,660   SYMYX TECHNOLOGIES INCORPORATED+                                       61,333
                                                                                        110,910
                                                                                ---------------
HEALTH SERVICES: 1.21%
          5,953   CROSS COUNTRY HEALTHCARE INCORPORATED+                                 60,185
          4,900   ENSIGN GROUP INCORPORATED                                              84,917
                                                                                        145,102
                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.06%
          5,060   SUN COMMUNITIES INCORPORATED                                          127,512
                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.36%
         24,056   EMPIRE RESORTS INCORPORATED                                            43,782
                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.79%
          3,005   ACTUANT CORPORATION CLASS A                                            58,748
         11,210   CRAY INCORPORATED+                                                     66,700
         10,680   INTERMEC INCORPORATED+                                                151,442
          1,570   KAYDON CORPORATION                                                     59,032
                                                                                        335,922
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
INSURANCE CARRIERS: 1.60%
          1,430   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                     $        46,604
         28,409   FIRST ACCEPTANCE CORPORATION+                                          57,954
          2,020   MERCURY GENERAL CORPORATION                                            88,314
                                                                                        192,872
                                                                                ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 1.35%
          1,685   ARTIO GLOBAL INVESTOS INCORPORATED                                     41,687
        147,940   SANDSTORM RESOURCES LIMITED+                                          120,898
                                                                                        162,585
                                                                                ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.33%
          2,015   CORRECTIONS CORPORATION OF AMERICA+                                    40,018
                                                                                ---------------
LEATHER & LEATHER PRODUCTS: 0.50%
         26,110   BAKERS FOOTWEAR GROUP INCORPORATED+                                    60,314
                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.57%
         30,597   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                              114,739
          3,325   FORMFACTOR INCORPORATED+                                               59,052
            710   HAEMONETICS CORPORATION+                                               40,577
         42,361   LTX-CREDENCE CORPORATION+                                             128,354
          3,350   WRIGHT MEDICAL GROUP INCORPORATED+                                     59,530
          1,010   ZOLL MEDICAL CORPORATION+                                              26,624
                                                                                        428,876
                                                                                ---------------
MEDICAL PRODUCTS: 0.39%
             810  STRYKER CORPORATION                                                    46,348
                                                                                ---------------
METAL MINING: 10.76%
          2,090   AGNICO-EAGLE MINES LIMITED                                            116,350
          1,570   CENTERRA GOLD INCORPORATED+                                            20,559
          2,100   CENTERRA GOLD INCORPORATED RESTRICTED++(a)                             27,479
            375   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                    31,328
          2,425   GOLDCORP INCORPORATED                                                  90,259
         60,335   MINERA ANDES INCORPORATED+                                             54,977
          3,475   NEWMONT MINING CORPORATION                                            176,982
         39,520   PETAQUILLA MINERALS LIMITED+                                           21,736
          7,180   RANDGOLD RESOURCES LIMITED ADR                                        551,639
          2,330   ROYAL GOLD INCORPORATED                                               107,669
         21,120   SAN GOLD CORPORATION+                                                  65,894
          3,040   YAMANA GOLD INCORPORATED                                               29,944
                                                                                      1,294,816
                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.71%
         11,155   ACCO BRANDS CORPORATION+                                               85,447
                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.02%
          3,770   YRC WORLDWIDE INCORPORATED+                                             2,050
                                                                                ---------------
OIL & GAS EXPLORATION: 1.13%
         16,115   TRILOGY ENERGY CORPORATION+                                           135,343
                                                                                ---------------
OIL & GAS EXTRACTION: 14.81%
          2,545   CANADIAN NATURAL RESOURCES LIMITED                                    188,432
          7,005   ENERGY XXI BERMUDA LIMITED                                            125,460
          1,575   EXCO RESOURCES INCORPORATED                                            28,949
         23,610   GLOBAL INDUSTRIES LIMITED+                                            151,576

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
OIL & GAS EXTRACTION (continued)
          8,295   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                    $       108,084
          9,895   KEY ENERGY SERVICES INCORPORATED+                                      94,497
         21,857   MCMORAN EXPLORATION COMPANY+                                          319,768
          1,400   NEWFIELD EXPLORATION COMPANY+                                          72,870
         28,215   NEWPARK RESOURCES INCORPORATED+                                       148,129
          2,550   PENN WEST ENERGY TRUST                                                 53,856
          3,015   PETROQUEST ENERGY INCORPORATED+                                        15,165
          1,375   PIONEER NATURAL RESOURCES COMPANY                                      77,440
          2,080   PLAINS EXPLORATION & PRODUCTION COMPANY+                               62,379
          1,605   PRIDE INTERNATIONAL INCORPORATED+                                      48,327
          3,097   RANGE RESOURCES CORPORATION                                           145,156
          6,460   SANDRIDGE ENERGY INCORPORATED+                                         49,742
          7,600   WILLBROS GROUP INCORPORATED+                                           91,276
                                                                                      1,781,106
                                                                                ---------------
OIL & OIL SERVICES: 0.57%
          1,795   HELMERICH & PAYNE INCORPORATED                                         68,354
                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.67%
         10,135   INTEROIL CORPORATION+                                                 656,748
          2,470   MARATHON OIL CORPORATION                                               78,151
          2,065   WD-40 COMPANY                                                          67,794
                                                                                        802,693
                                                                                ---------------
PRIMARY METAL INDUSTRIES: 0.50%
          1,655   ALCOA INCORPORATED                                                     23,567
            575   UNITED STATES STEEL CORPORATION                                        36,524
                                                                                         60,091
                                                                                ---------------
REAL ESTATE: 0.04%
            505   KENNEDY WILSON HOLDINGS INCORPORATED+                                   5,126
                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 12.17%
         10,740   ANNALY CAPITAL MANAGEMENT INCORPORATED                                184,513
         18,610   ANWORTH MORTGAGE ASSET CORPORATION                                    125,431
         11,620   CAPSTEAD MORTGAGE CORPORATION                                         138,975
        113,590   CHIMERA INVESTMENT CORPORATION                                        441,865
          3,860   HATTERAS FINANCIAL CORPORATION                                         99,472
          5,535   HILLTOP HOLDINGS INCORPORATED+                                         65,036
          7,240   MFA MORTGAGE INVESTMENTS INCORPORATED                                  53,286
         39,134   ORIGEN FINANCIAL INCORPORATED+                                         65,354
         15,665   PRIMORIS SERVICES CORPORATION                                         121,247
          2,825   REDWOOD TRUST INCORPORATED                                             43,562
          1,990   SILVER STANDARD RESOURCES INCORPORATED+                                35,402
         11,082   UMH PROPERTIES INCORPORATED                                            90,540
                                                                                      1,464,683
                                                                                ---------------
RETAIL-DRUG STORES: 0.21%
          1,150   VITAMIN SHOPPE INCORPORATED+                                           25,818
                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.99%
         35,853   INTERTAPE POLYMER GROUP INCORPORATED+                                 118,673
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.50%
         17,335   MICRON TECHNOLOGY INCORPORATED+                                       180,111
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                      VALUE
---------------   -----------------------------------------------------------   ---------------
SOFTWARE: 0.27%
            930   INTUIT INCORPORATED+                                          $        31,936
                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.71%
         10,595   GENTEX CORPORATION                                                    205,755
                                                                                ---------------
THEATERS & ENTERTAINMENT: 0.85%
          5,835   REGAL ENTERTAINMENT GROUP CLASS A                                     102,521
                                                                                ---------------
TRANSPORTATION EQUIPMENT: 0.76%
          4,820   ORBITAL SCIENCES CORPORATION+                                          91,628
                                                                                ---------------
WATER TRANSPORTATION: 0.24%
         10,125   STAR BULK CARRIERS CORPORATION                                         29,464
                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.46%
         12,470   MERGE HEALTHCARE INCORPORATED+                                         25,813
         10,165   PATRICK INDUSTRIES INCORPORATED+                                       29,479
                                                                                         55,292
                                                                                ---------------
TOTAL COMMON STOCKS (COST $11,343,705)                                               11,752,615
                                                                                ---------------
INVESTMENT COMPANIES: 1.08%
          3,099   KBW REGIONAL BANKING ETF                                               81,256
          1,904   MARKET VECTORS JR GOLD MINER MUTUAL FUND ETF                           48,971
TOTAL INVESTMENT COMPANIES (COST $114,848)                                              130,227
                                                                                ---------------

                                                     DIVIDEND
                                                       YIELD
                                                     --------
PREFERRED STOCKS: 0.22%
             20   CENTER FINANCIAL CORPORATION
                  SERIES B (BANKING)(i)(a)            12.00%                             25,867
TOTAL PREFERRED STOCKS (COST $20,000)                                                    25,867
                                                                             ------------------

                                                                EXPIRATION
                                                                   DATE
                                                                ----------
WARRANTS: 0.70%
         23,364   PRIMORIS SERVICES CORPORATION
                  (HOLDING COMPANY)+                            10/02/2010               67,756
         45,125   SANDSTORM RESOURCES LIMITED
                  (MINERAL MINING)+                             04/23/2014               16,439
TOTAL WARRANTS (COST $48,486)                                                            84,195
                                                                             ------------------

                                                       YIELD
                                                     --------
SHORT-TERM INVESTMENTS: 0.38%
MUTUAL FUNDS: 0.38%
         46,006   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(u)(l)~                  0.09                              46,006
                                                                             ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $46,006)                                              46,006
                                                                             ------------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $11,573,045)*                       100.07%                                  12,038,910
OTHER ASSETS AND LIABILITIES, NET            (0.07)                                      (8,363)
                                            ------                           ------------------
TOTAL NET ASSETS                            100.00%                          $       12,030,547
                                            ------                           ------------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITY.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT SMALL MID CAP VALUE FUND

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $12,109,253 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 2,168,558
GROSS UNREALIZED DEPRECIATION    (2,238,901)
                                -----------
NET UNREALIZED DEPRECIATION     $   (70,343)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
ASSET BACKED SECURITIES: 6.24%
$       744,000   ALLY MASTER OWNER TRUST SERIES
                  2010-1 CLASS A+/-++                  1.98%    01/15/2015   $      747,743
         45,000   BANK OF AMERICA CREDIT CARD
                  TRUST SERIES 2006-A6 CLASS A6+/-     0.26     11/15/2013           44,712
        120,000   BANK OF AMERICA CREDIT CARD
                  TRUST SERIES 2007-A2 CLASS A2+/-     0.25     06/17/2013          119,658
        555,000   BANK OF AMERICA CREDIT CARD
                  TRUST SERIES 2008-A1 CLASS A1+/-     0.81     04/15/2013          555,921
        126,000   CAPITAL ONE MULTI-ASSET
                  EXECUTION TRUST SERIES 2008-A5
                  CLASS A5                             4.85     02/18/2014          131,090
        204,000   CITIBANK CREDIT CARD ISSUANCE
                  TRUST SERIES 2006-A3 CLASS A3        5.30     03/15/2018          224,085
         40,343   CITIGROUP MORTGAGE LOAN TRUST
                  INCORPORATED SERIES 2007-AHL1
                  CLASS A2A+/-                         0.29     12/25/2036           37,583
         50,000   DISCOVER CARD MASTER TRUST I
                  SERIES 2005-4+/-                     0.29     06/18/2013           49,894
      1,054,000   DISCOVER CARD MASTER TRUST
                  SERIES 2007-A2 CLASS A2+/-           0.60     06/15/2015        1,047,231
        531,000   DISCOVER CARD MASTER TRUST
                  SERIES 2009-A2 CLASS A+/-            1.53     02/17/2015          540,439
        100,000   FORD CREDIT FLOORPLAN MASTER
                  OWNER TRUST SERIES 2010-1 CLASS
                  A+/-++                               1.88     12/15/2014          100,456
        378,000   FORD CREDIT FLOORPLAN MASTER
                  OWNER TRUST SERIES 2010-3 CLASS
                  A1++                                 4.20     02/15/2017          378,985
         86,290   HARLEY DAVIDSON MOTORCYCLE TRUST
                  SERIES 2006-3 CLASS 4A               5.22     06/15/2013           88,903
        102,000   HARLEY DAVIDSON MOTORCYCLE TRUST
                  SERIES 2009-2 CLASS A4               3.32     02/15/2017          105,312
        101,000   HARLEY DAVIDSON MOTORCYCLE TRUST
                  SERIES 2009-3 CLASS A4               2.54     04/15/2017          101,742
         81,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB4 CLASS A3            6.16     05/12/2034           86,158
         21,094   MORGAN STANLEY ABS CAPITAL I
                  SERIES 2007-HE2 CLASS A2A+/-         0.29     01/25/2037           20,562
         19,777   MORGAN STANLEY HOME EQUITY LOANS
                  SERIES 2007-1 CLASS A1+/-            0.30     12/25/2036           19,159
         41,952   MORGAN STANLEY MORTGAGE LOAN
                  TRUST SERIES 2007-6XS CLASS
                  2A1S+/-                              0.36     02/25/2047           32,541
        141,000   NORDSTROM CREDIT CARD MASTER
                  TRUST SERIES 2007-2 CLASS A+/-++     0.29     05/15/2015          138,000
         38,481   SLM STUDENT LOAN TRUST SERIES
                  2002-5 CLASS A4L+/-                  0.41     09/17/2018           38,245
         31,654   SLM STUDENT LOAN TRUST SERIES
                  2003-3 CLASS A4+/-                   0.48     12/15/2017           31,509
         29,522   SLM STUDENT LOAN TRUST SERIES
                  2003-6 CLASS A4+/-                   0.46     12/17/2018           29,415
        793,000   SLM STUDENT LOAN TRUST SERIES
                  2008-1 CLASS A4A+/-                  1.86     12/15/2032          833,934
        121,000   SLM STUDENT LOAN TRUST SERIES
                  2008-4 CLASS A4+/-                   1.90     07/25/2022          127,019
        157,000   SLM STUDENT LOAN TRUST SERIES
                  2008-5 CLASS A4+/-                   1.95     07/25/2023          165,988
        200,000   SWIFT MASTER AUTO RECEIVABLES
                  TRUST SERIES 2007-1 CLASS A+/-       0.33     06/15/2012          199,703
TOTAL ASSET BACKED SECURITIES (COST $5,959,487)                                   5,995,987
                                                                             --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.99%
        131,000   ASSET SECURITIZATION CORPORATION
                  SERIES 1996-D3 CLASS A2+/-           7.12     10/13/2026          138,136
        100,000   BANK OF AMERICA COMMERCIAL
                  MORTGAGE INCORPORATED SERIES
                  2002-PB2 CLASS B                     6.31     06/11/2035          105,694
         29,000   BANK OF AMERICA COMMERCIAL
                  MORTGAGE INCORPORATED SERIES
                  2005-6 CLASS A4                      5.18     09/10/2047           30,185
         97,000   BANK OF AMERICA COMMERCIAL
                  MORTGAGE INCORPORATED SERIES
                  2006-1 CLASS A4                      5.37     09/10/2045           99,449
         32,000   BANK OF AMERICA COMMERCIAL
                  MORTGAGE INCORPORATED SERIES
                  2006-3 CLASS A4                      5.89     07/10/2044           31,343
         62,000   BANK OF AMERICA COMMERCIAL
                  MORTGAGE INCORPORATION SERIES
                  2006-5 CLASS A4                      5.41     09/10/2047           62,056
         63,004   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2001-TOP2 CLASS A2            6.48     02/15/2035           64,880
         68,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2001-TOP4 CLASS A3            5.61     11/15/2033           70,772
         92,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2002-PBW1 CLASS A2            4.72     11/11/2035           95,984
        268,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2002-TOP6 CLASS A2            6.46     10/15/2036          285,188
        177,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2002-TOP8 CLASS A2            4.83     08/15/2038          185,164
         42,496   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2003-T12 CLASS A3             4.24     08/13/2039           43,733
         86,648   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2004-PWR4 CLASS A2            5.29     06/11/2041           90,035
         44,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2004-PWR4 CLASS A3            5.47     06/11/2041           45,711
        491,000   BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED
                  SERIES 2005-PW10 CLASS A4            5.41     12/11/2040          502,744
        153,000   COMMERCIAL MORTGAGE ASSET TRUST
                  SERIES 1999-C1 CLASS A4              6.98     01/17/2032          165,391

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        56,000   COMMERCIAL MORTGAGE PASS-THROUGH
                  CERTIFICATE SERIES 2001-J2A
                  CLASS A2++                           6.10%    07/16/2034   $       59,174
         92,000   COMMERCIAL MORTGAGE PASS-THROUGH
                  CERTIFICATE SERIES 2004-LB2A
                  CLASS A4                             4.72     03/10/2039           93,927
        109,000   COMMERCIAL MORTGAGE PASS-THROUGH
                  CERTIFICATE SERIES 2004-LB3A
                  CLASS A5                             5.31     07/10/2037          114,055
        129,164   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS A4            5.44     09/15/2034          133,733
         30,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKN2 CLASS A3            6.13     04/15/2037           31,857
          2,944   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A1            4.49     11/15/2036            2,987
        399,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A2            5.18     11/15/2036          419,420
         63,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CP5 CLASS A2             4.94     12/15/2035           66,061
         85,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CK2 CLASS A4             4.80     03/15/2036           88,579
         63,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CPN1 CLASS A2            4.60     03/15/2035           65,414
         23,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A3              4.81     02/15/2038           23,097
        107,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A4              5.01     02/15/2038          109,329
         67,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C2 CLASS A4              4.83     04/15/2037           66,561
         81,000   CREDIT SUISSE FIRST BOSTON
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C5 CLASS A4              5.10     08/15/2038           82,536
        166,000   FHLMC MULTIFAMILY STRUCTURED
                  PASS THROUGH CERTIFICATES SERIES
                  K003 CLASS AAB                       4.77     05/25/2018          175,781
        235,000   FHLMC SERIES 2558 CLASS BD           5.00     01/15/2018          252,040
         80,000   FHLMC SERIES 2590 CLASS BY           5.00     03/15/2018           85,788
        185,000   FHLMC SERIES 2590 CLASS NU           5.00     06/15/2017          192,344
         53,000   FHLMC SERIES 2676 CLASS CY           4.00     09/15/2018           55,070
        107,000   FHLMC SERIES 2690 CLASS TV           4.50     11/15/2025          109,870
        281,000   FHLMC SERIES 2694 CLASS QG           4.50     01/15/2029          293,803
         29,474   FHLMC SERIES 2727 CLASS PW           3.57     06/15/2029           30,073
         91,000   FHLMC SERIES 2765 CLASS CT           4.00     03/15/2019           93,124
        201,000   FHLMC SERIES 2790 CLASS TN           4.00     05/15/2024          202,093
        191,000   FHLMC SERIES 2843 CLASS BC           5.00     08/15/2019          204,556
        104,000   FHLMC SERIES 2875 CLASS HB           4.00     10/15/2019          104,784
        109,000   FHLMC SERIES 2899 CLASS PD           5.00     04/15/2033          114,947
          1,000   FHLMC SERIES 2985 CLASS JR           4.50     06/15/2025            1,040
          2,000   FHLMC SERIES 3008 CLASS JM           4.50     07/15/2025            2,044
        352,603   FHLMC SERIES 3028 CLASS PG           5.50     09/15/2035          380,370
          5,133   FHLMC SERIES 3052 CLASS MH           5.25     10/15/2034            5,419
        257,000   FHLMC SERIES 3099 CLASS OG           5.00     06/15/2034          270,777
         10,000   FHLMC SERIES 3234 CLASS MC           4.50     10/15/2036            9,627
         71,477   FHLMC SERIES 3325 CLASS JL           5.50     06/15/2037           76,793
        178,000   FHLMC SERIES 3372 CLASS BD           4.50     10/15/2022          184,458
         27,244   FHLMC SERIES 3465 CLASS HA           4.00     07/15/2017           28,374
        111,000   FIRST UNION NATIONAL BANK
                  COMMERCIAL MORTGAGE SERIES
                  2001-C4 CLASS B                      6.42     12/12/2033          113,901
         53,587   FIRST UNION NATIONAL BANK
                  COMMERCIAL MORTGAGE SERIES
                  2002-C CLASS A2                      6.14     02/12/2034           56,391
      1,008,809   FNMA SERIES 2001-81 CLASS HE         6.50     01/25/2032        1,093,297
        148,000   FNMA SERIES 2002-94 CLASS HQ         4.50     01/25/2018          156,225
         47,000   FNMA SERIES 2003-108 CLASS BE        4.00     11/25/2018           48,709
         39,000   FNMA SERIES 2003-125 CLASS AY        4.00     12/25/2018           40,236
        184,000   FNMA SERIES 2003-3 CLASS HJ          5.00     02/25/2018          196,427
         95,308   FNMA SERIES 2004-60 CLASS PA         5.50     04/25/2034          102,091
         33,000   FNMA SERIES 2004-80 CLASS LE         4.00     11/25/2019           33,712
         40,000   FNMA SERIES 2004-81 CLASS KE         4.50     11/25/2019           41,935

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       324,000   FNMA SERIES 2005-16 CLASS PE         5.00%    03/25/2034   $      344,259
        135,000   FNMA SERIES 2005-30 CLASS UE         5.00     01/25/2034          142,047
         80,374   FNMA SERIES 2005-58 CLASS MA         5.50     07/25/2035           86,968
        206,000   FNMA SERIES 2007-113 CLASS DB        4.50     12/25/2022          212,126
        357,293   FNMA SERIES 2007-39 CLASS NA         4.25     01/25/2037          371,642
        129,205   FNMA SERIES 2007-77 CLASS MH         6.00     12/25/2036          139,313
         39,000   FNMA SERIES 2008-66 CLASS B          5.00     08/25/2023           41,087
        174,000   FNMA SERIES 2009-71 CLASS XB         5.00     03/25/2038          178,695
        322,953   FNMA SERIES 2009-78 CLASS J          5.00     09/25/2019          340,917
        132,000   FNMA SERIES 2009-M1 CLASS A2         4.29     07/25/2019          132,846
        241,000   FNMA SERIES 2009-M2 CLASS A3         4.00     01/25/2019          238,446
         99,096   FNMA SERIES 2010-M1 CLASS A1         3.31     06/25/2019          100,373
        100,000   FNMA SERIES 2010-M1 CLASS A2         4.45     09/25/2019          101,598
         11,349   GE CAPITAL COMMERCIAL MORTGAGE
                  CORPORATION SERIES 2001-2
                  CLASS A3                             6.03     08/11/2033           11,443
         10,678   GE CAPITAL COMMERCIAL MORTGAGE
                  CORPORATION SERIES 2001-3
                  CLASS A1                             5.56     06/10/2038           10,884
        103,000   GE CAPITAL COMMERCIAL MORTGAGE
                  CORPORATION SERIES 2002-1A
                  CLASS A3                             6.27     12/10/2035          109,476
        399,000   GE CAPITAL COMMERCIAL MORTGAGE
                  CORPORATION SERIES 2005-C4
                  CLASS A4                             5.33     11/10/2045          411,249
        109,000   GMAC COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED SERIES
                  2002-C3 CLASS A2                     4.93     07/10/2039          114,402
         79,000   GMAC COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED SERIES
                  2003-C2 CLASS A2                     5.49     05/10/2040           84,218
        626,000   GMAC COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED SERIES
                  2003-C3 CLASS A4                     5.02     04/10/2040          657,223
         86,000   GMAC COMMERCIAL MORTGAGE
                  SECURITIES INCORPORATED SERIES
                  2004-C2 CLASS A4                     5.30     08/10/2038           88,750
        127,000   GNMA SERIES 2006-37 CLASS JG         5.00     07/20/2036          132,955
         25,000   GREENWICH CAPITAL COMMERCIAL
                  FUNDING CORPORATION SERIES
                  2005-GG CLASS AAB                    5.19     04/10/2037           26,218
        355,000   GREENWICH CAPITAL COMMERCIAL
                  FUNDING CORPORATION SERIES
                  2005-GG5 CLASS A5                    5.22     04/10/2037          356,599
        251,000   GREENWICH CAPITAL COMMERCIAL
                  FUNDING CORPORATION SERIES
                  2006-GG7 CLASS A4                    5.89     07/10/2038          255,873
         67,000   GREENWICH CAPITAL COMMERCIAL
                  FUNDING CORPORATION SERIES
                  2007-GG1 CLASS A6                    5.14     06/10/2036           70,564
         86,000   GREENWICH CAPITAL COMMERCIAL
                  FUNDING CORPORATION SERIES
                  2007-GG9 CLASS A2                    5.38     03/10/2039           88,512
        145,000   GS MORTGAGE SECURITIES
                  CORPORATION II SERIES 2001-GL3A
                  CLASS A2++                           6.45     08/05/2018          154,863
        108,004   GS MORTGAGE SECURITIES
                  CORPORATION II SERIES 2004-C1
                  CLASS A2                             4.32     10/10/2028          108,910
        127,000   GS MORTGAGE SECURITIES
                  CORPORATION II SERIES 2006-GG6
                  CLASS A2                             5.51     04/10/2038          129,343
        110,000   GS MORTGAGE SECURITIES
                  CORPORATION II SERIES 2006-GG8
                  CLASS A2                             5.48     11/10/2039          113,166
          6,170   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2000-C10 CLASS A2             7.37     08/15/2032            6,194
         30,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2000-C10 CLASS C              7.75     08/15/2032           29,994
         66,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB3 CLASS A3            6.47     11/15/2035           69,492
         76,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB5 CLASS A2            5.16     10/12/2037           80,078
         71,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CB7 CLASS A4             4.88     01/12/2038           73,782
        218,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-PM1A CLASS A4            5.33     08/12/2040          230,137
         68,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-CB9 CLASS A4             5.38     06/12/2041           69,974
         77,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP4 CLASS A4            4.92     10/15/2042           77,804
        124,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2006 CLASS A4                 5.48     12/12/2044          126,085
         80,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP9 CLASS A3            5.34     05/15/2047           78,007

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        97,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-C1 CLASS A4              5.72%    02/15/2051   $       91,652
         64,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-CB19 CLASS A2            5.75     02/12/2049           65,882
        447,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-LDPX CLASS A2S           5.31     01/15/2049          444,383
          7,389   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2008-C2 CLASS A1              5.02     02/12/2051            7,548
        170,000   JPMORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORPORATION
                  SERIES 2009-IWST CLASS A2++          5.63     12/05/2027          179,874
            121   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2000-C5
                  CLASS A2                             6.51     12/15/2026              124
         30,887   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2001-C2
                  CLASS A2                             6.65     11/15/2027           31,976
        200,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2002-C2
                  CLASS A4                             5.59     06/15/2031          212,481
         52,684   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2002-C4
                  CLASS A4                             4.56     09/15/2026           54,263
        125,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2002-C4
                  CLASS A5                             4.85     09/15/2031          131,186
         33,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2003-C3
                  CLASS A4                             4.17     05/15/2032           33,734
         34,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2003-C8
                  CLASS A4                             5.12     11/15/2032           35,787
         51,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2004-C7
                  CLASS A5                             4.63     10/15/2029           51,941
         26,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2006-C4
                  CLASS A2                             5.87     06/15/2032           26,949
        170,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2006-C4
                  CLASS A4+/-                          5.88     06/15/2038          178,614
        108,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2006-C6
                  CLASS A4                             5.37     09/15/2039          109,873
         80,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2007-C1
                  CLASS A2                             5.32     02/15/2040           81,552
        108,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2007-C1
                  CLASS A3                             5.40     02/15/2040          112,012
         24,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2007-C1
                  CLASS AAB                            5.40     02/15/2040           24,486
         24,000   LEHMAN BROTHERS UBS COMMERCIAL
                  MORTGAGE TRUST SERIES 2008-C1
                  CLASS A2+/-                          6.15     04/15/2041           25,130
        172,000   MERRILL LYNCH MORTGAGE TRUST
                  SERIES 2003-KEY1 CLASS A4            5.24     11/12/2035          178,799
         76,000   MERRILL LYNCH MORTGAGE TRUST
                  SERIES 2005-CIP1 CLASS A3A           4.95     07/12/2038           76,898
        129,000   MORGAN STANLEY CAPITAL I SERIES
                  2003-T11 CLASS A4                    5.15     06/13/2041          136,053
        212,000   MORGAN STANLEY CAPITAL I SERIES
                  2004-HQ4 CLASS A7                    4.97     04/14/2040          213,594
        253,000   MORGAN STANLEY CAPITAL I SERIES
                  2004-IQ7 CLASS A4                    5.40     06/15/2038          262,721
         86,000   MORGAN STANLEY CAPITAL I SERIES
                  2004-IQ8 CLASS A4                    4.90     06/15/2040           86,239
         60,000   MORGAN STANLEY CAPITAL I SERIES
                  2004-T15 CLASS A4                    5.27     06/13/2041           61,498
         40,000   MORGAN STANLEY CAPITAL I SERIES
                  2005-HQ5 CLASS A4                    5.17     01/14/2042           41,801
        112,000   MORGAN STANLEY CAPITAL I SERIES
                  2005-HQ6 CLASS A4A                   4.99     08/13/2042          114,041
        162,000   MORGAN STANLEY CAPITAL I SERIES
                  2006-HQ8 CLASS A4                    5.39     03/12/2044          168,290
         79,000   MORGAN STANLEY CAPITAL I SERIES
                  2006-T23 CLASS A4                    5.81     08/12/2041           83,584
        111,971   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2001-TOP5
                  CLASS A4                             6.39     10/15/2035          118,077
         35,086   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2002-HQ CLASS
                  A3                                   6.51     04/15/2034           36,930
         32,334   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2002-IQ2
                  CLASS A4                             5.74     12/15/2035           34,067
        383,000   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2003-HQ2 CLASS
                  A2                                   4.92     03/12/2035          398,445
         25,000   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2003-IQ4 CLASS
                  A2                                   4.07     05/15/2040           25,649
        142,028   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2003-IQ5 CLASS
                  A4                                   5.01     04/15/2038          147,799
         59,000   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2004-HQ3 CLASS
                  A4                                   4.80     01/13/2041           60,672
         34,343   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2004-T15 CLASS
                  A2                                   4.69     06/13/2041           34,624
        280,989   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2005-HQ5 CLASS
                  AAB                                  5.04     01/14/2042          292,667
        150,000   MORGAN STANLEY DEAN WITTER
                  CAPITAL I SERIES 2005-HQ7 CLASS
                  AAB                                  5.18     11/14/2042          157,562
         79,000   MORGAN STANLEY DEAN WITTER
                  CAPTIAL I SERIES 2003-TOP9 CLASS
                  A2                                   4.74     11/13/2036           82,023
         29,000   PRUDENTIAL MORTGAGE CAPITAL
                  FUNDING LLC SERIES 2001-ROCK
                  CLASS B                              6.76     05/10/2034           30,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE          VALUE
---------------   --------------------------------   --------   ----------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        77,000   SALOMON BROTHERS MORTGAGE
                  SECURITIES INCORPORATED VII
                  SERIES 2000-C2 CLASS C               7.73%    07/18/2033   $       76,980
         64,773   SALOMON BROTHERS MORTGAGE
                  SECURITIES INCORPORATED VII
                  SERIES 2002-KEY2 CLASS A2            4.47     03/18/2036           66,773
        437,642   US BANK NA SERIES 2007-1 CLASS A     5.92     05/25/2012          449,970
        167,000   WACHOVIA BANK COMMERCIAL
                  MORTGAGE TRUST SERIES 2002-C1
                  CLASS A4                             6.29     04/15/2034          178,019
         81,000   WACHOVIA BANK COMMERCIAL
                  MORTGAGE TRUST SERIES 2003-C6
                  CLASS A3                             4.96     08/15/2035           82,648
         23,305   WACHOVIA BANK COMMERCIAL
                  MORTGAGE TRUST SERIES 2003-C7
                  CLASS A1++                           4.24     10/15/2035           23,627
        116,000   WACHOVIA BANK COMMERCIAL
                  MORTGAGE TRUST SERIES 2003-C8
                  CLASS A3                             4.45     11/15/2035          117,555
         91,000   WACHOVIA BANK COMMERCIAL
                  MORTGAGE TRUST SERIES 2004-C11
                  CLASS A4                             5.03     01/15/2041           92,761
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,259,140)                     20,156,061
                                                                             --------------
CORPORATE BONDS & NOTES: 9.97%
BEVERAGES: 0.12%
        120,000   PEPSICO INCORPORATED                 5.50     01/15/2040          118,810
                                                                             --------------
BIOTECHNOLOGY: 0.32%
        105,000   AMGEN INCORPORATED                   5.75     03/15/2040          103,958
         70,000   LIFE TECHNOLOGIES CORPORATION        4.40     03/01/2015           70,487
        130,000   LIFE TECHNOLOGIES CORPORATION        6.00     03/01/2020          133,104
                                                                                    307,549
                                                                             --------------
BREWERY: 0.26%
        180,000   ANHEUSER-BUSCH INBEV WORLDWIDE
                  INCORPORATED                         4.13     01/15/2015          185,202
         55,000   ANHEUSER-BUSCH INBEV WORLDWIDE
                  INCORPORATED++                       7.75     01/15/2019           65,416
                                                                                    250,618
                                                                             --------------
CHEMICALS: 0.33%
        115,000   DOW CHEMICAL COMPANY                 4.85     08/15/2012          121,615
         60,000   DOW CHEMICAL COMPANY                 5.90     02/15/2015           64,957
        105,000   DOW CHEMICAL COMPANY                 8.55     05/15/2019          127,023
                                                                                    313,595
                                                                             --------------
COMMUNICATIONS: 0.47%
        113,000   COMCAST CORPORATION                  8.38     03/15/2013          130,983
        100,000   COMCAST CORPORATION                  5.15     03/01/2020          100,899
         70,000   COMCAST CORPORATION                  6.40     03/01/2040           71,150
         55,000   FRONTIER COMMUNICATIONS
                  CORPORATION                          8.25     05/01/2014           57,475
         85,000   QWEST CORPORATION                    7.50     10/01/2014           92,863
                                                                                    453,370
                                                                             --------------
DEPOSITORY INSTITUTIONS: 1.57%
        105,000   BANK OF AMERICA CORPORATION          7.38     05/15/2014          118,077
        125,000   BANK OF AMERICA CORPORATION          4.50     04/01/2015          126,043
         75,000   BANK OF AMERICA CORPORATION          6.00     09/01/2017           78,002
         55,000   BANK OF AMERICA CORPORATION          5.75     12/01/2017           56,390
         60,000   BANK OF AMERICA CORPORATION          7.63     06/01/2019           68,632
        250,000   CAPITAL ONE BANK USA NA              8.80     07/15/2019          302,065
        370,000   CITIGROUP INCORPORATED               1.88     10/22/2012          372,952
        105,000   CITIGROUP INCORPORATED               6.38     08/12/2014          112,172
         90,000   CITIGROUP INCORPORATED               6.13     05/15/2018           91,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
DEPOSITORY INSTITUTIONS (continued)
$       100,000   JPMORGAN CHASE & COMPANY             4.95%    03/25/2020   $           99,146
         85,000   JPMORGAN CHASE & COMPANY             3.70     01/20/2015               85,524
                                                                                      1,510,964
                                                                             ------------------
ELECTRIC UTILITIES: 0.27%
         35,000   FIRSTENERGY SOLUTIONS COMPANY        4.80     02/15/2015               35,820
        130,000   FIRSTENERGY SOLUTIONS COMPANY        6.05     08/15/2021              130,168
         30,000   FIRSTENERGY SOLUTIONS COMPANY        6.80     08/15/2039               29,374
         60,000   PROGRESS ENERGY INCORPORATED         6.85     04/15/2012               65,466
                                                                                        260,828
                                                                             ------------------
ELECTRIC, GAS & SANITARY SERVICES: 1.03%
        220,000   DOMINION RESOURCES INCORPORATED
                  PUTTABLE<<                           8.88     01/15/2019              277,548
        125,000   DPL INCORPORATED                     6.88     09/01/2011              133,702
         95,000   DUKE ENERGY CORPORATION              6.30     02/01/2014              105,829
        300,000   NEVADA POWER COMPANY SERIES A        8.25     06/01/2011              321,881
         50,000   WILLIAMS PARTNERS LP++               3.80     02/15/2015               49,910
         95,000   WILLIAMS PARTNERS LP++               6.30     04/15/2040               94,402
                                                                                        983,272
                                                                             ------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
   COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.09%
         50,000   EXELON GENERATION COMPANY LLC        5.20     10/01/2019               50,511
         30,000   EXELON GENERATION COMPANY LLC        6.25     10/01/2039               30,336
                                                                                         80,847
                                                                             ------------------
ELECTRONIC COMPUTERS: 0.01%
         10,000   HEWLETT-PACKARD COMPANY              4.75     06/02/2014               10,796
                                                                             ------------------
FINANCIAL SERVICES: 0.21%
         70,000   NEW COMMUNICATIONS HOLDINGS++        8.25     04/15/2017               71,225
         60,000   NEW COMMUNICATIONS HOLDINGS++        8.50     04/15/2020               60,450
         68,000   NEW COMMUNICATIONS HOLDINGS++        8.75     04/15/2022               68,000
                                                                                        199,675
                                                                             ------------------
FOOD MANUFACTURERS & PURVEYORS: 0.12%
        115,000   KRAFT FOODS INCORPORATED CLASS A     6.50     02/09/2040              119,172
                                                                             ------------------
GENERAL MERCHANDISE STORES: 0.11%
        105,000   WAL-MART STORES INCORPORATED         5.63     04/01/2040              104,622
                                                                             ------------------
HEALTH SERVICES: 0.11%
        110,000   COVENTRY HEALTH CARE
                  INCORPORATED                         5.95     03/15/2017              104,971
                                                                             ------------------
INSURANCE CARRIERS: 0.33%
         80,000   HARTFORD FINANCIAL SERVICES
                  GROUP                                5.50     03/30/2020               78,793
        116,000   LIBERTY MUTUAL GROUP++(i)            7.50     08/15/2036              111,865
        120,000   UNITEDHEALTH GROUP INCORPORATED      6.88     02/15/2038              127,353
                                                                                        318,011
                                                                             ------------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.70%
         85,000   AMERICAN EXPRESS COMPANY             7.25     05/20/2014               96,328
         95,000   CREDIT SUISSE NEW YORK               6.00     02/15/2018              100,584
        300,000   JPMORGAN CHASE BANK NATIONAL
                  SERIES BKNT<<                        6.00     10/01/2017              319,849
        105,000   JPMORGAN CHASE CAPITAL XXV           6.80     10/01/2037              104,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$        45,000   PRIVATE EXPORT FUNDING
                  CORPORATION                          3.05%    10/15/2014   $           45,570
                                                                                        666,851
                                                                             ------------------
OIL & GAS EXTRACTION: 0.31%
        105,000   ANADARKO PETROLEUM CORPORATION       6.45     09/15/2036              107,010
        125,000   VALERO ENERGY CORPORATION            9.38     03/15/2019              148,817
         35,000   XTO ENERGY INCORPORATED              6.75     08/01/2037               40,978
                                                                                        296,805
                                                                             ------------------
PHARMACEUTICALS: 0.15%
        129,000   PFIZER INCORPORATED                  5.35     03/15/2015              142,139
                                                                             ------------------
PIPELINES: 0.48%
         65,000   EL PASO PIPELINE                     6.50     04/01/2020               65,244
         45,000   ENERGY TRANSFER PARTNERS LP          8.50     04/15/2014               52,350
        105,000   ENERGY TRANSFER PARTNERS LP          9.00     04/15/2019              128,931
        100,000   ROCKIES EXPRESS PIPELINE++           3.90     04/15/2015               98,626
        120,000   ROCKIES EXPRESS PIPELINE++           5.63     04/15/2020              118,142
                                                                                        463,293
                                                                             ------------------
REAL ESTATE: 0.33%
         70,000   WEA FINANCE LLC++                    7.50     06/02/2014               78,351
        140,000   WEA FINANCE LLC++                    7.13     04/15/2018              151,458
         80,000   WEA FINANCE LLC++                    6.75     09/02/2019               85,367
                                                                                        315,176
                                                                             ------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.50%
         60,000   HCP INCORPORATED SERIES MTN          6.30     09/15/2016               60,977
         65,000   HCP INCORPORATED SERIES MTN          6.70     01/30/2018               66,244
        110,000   HEALTH CARE PROPERTY INVESTORS
                  INCORPORATED                         5.65     12/15/2013              114,984
         40,000   HEALTH CARE PROPERTY INVESTORS
                  INCORPORATED                         6.00     01/30/2017               39,843
         60,000   MACK-CALI REALTY CORPORATION         7.75     08/15/2019               66,163
        125,000   RECKSON OPERATING PARTNERSHIP++      7.75     03/15/2020              127,127
                                                                                        475,338
                                                                             ------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES: 1.07%
         55,000   BEAR STEARNS COMPANIES
                  INCORPORATED SERIES MTN              6.95     08/10/2012               60,931
        165,000   GOLDMAN SACHS CAPITAL II             5.79     12/29/2049              139,838
        100,000   GOLDMAN SACHS GROUP INCORPORATED     6.75     10/01/2037               99,874
        155,000   LAZARD GROUP LLC                     7.13     05/15/2015              162,750
        155,000   LAZARD GROUP LLC                     6.85     06/15/2017              157,729
        155,000   MORGAN STANLEY<<                     5.50     01/26/2020              151,612
         50,000   MORGAN STANLEY                       7.25     04/01/2032               56,910
        195,000   MORGAN STANLEY SERIES MTN            5.95     12/28/2017              200,337
                                                                                      1,029,981
                                                                             ------------------
SOFTWARE: 0.15%
         65,000   ADOBE SYSTEMS INCORPORATED           3.25     02/01/2015               65,258
         80,000   ADOBE SYSTEMS INCORPORATED           4.75     02/01/2020               78,579
                                                                                        143,837
                                                                             ------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.07%
          65,000  CAREFUSION CORPORATION               4.13     08/01/2012               67,795
                                                                             ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
TELECOMMUNICATIONS: 0.61%
$       190,000   CELLCO PARTNERSHIP / VERIZON
                  WIRELESS CAPITAL LLC                 7.38%    11/15/2013   $          219,777
         60,000   CELLCO PARTNERSHIP / VERIZON
                  WIRELESS CAPITAL LLC                 8.50     11/15/2018               74,860
        150,000   CISCO SYSTEMS INCORPORATED           4.45     01/15/2020              149,169
        105,000   CISCO SYSTEMS INCORPORATED           5.50     01/15/2040              100,692
         45,000   FRONTIER COMMUNICATIONS              8.13     10/01/2018               45,000
                                                                                        589,498
                                                                             ------------------
TOBACCO PRODUCTS: 0.25%
        160,000   ALTRIA GROUP INCORPORATED            9.70     11/10/2018              196,741
         35,000   ALTRIA GROUP INCORPORATED           10.20     02/06/2039               46,924
                                                                                        243,665
                                                                             ------------------
TOTAL CORPORATE BONDS & NOTES (COST $9,042,569)                                       9,571,478
                                                                             ------------------
YANKEE BONDS - CORPORATE: 5.32%
        250,000   ACHMEA HYPOTHEEKBANK NV++            3.20     11/03/2014              253,188
        100,000   AMERICA MOVIL SAB DE CV++            3.63     03/30/2015              100,339
        146,000   AMERICA MOVIL SAB DE CV++            5.00     10/16/2019              144,549
        200,000   BANCO MACRO SA++                     5.50     07/12/2020              198,000
        105,000   BARCLAYS BANK PLC                    5.13     01/08/2020              103,537
        195,000   BARCLAYS BANK PLC SERIES 1           5.00     09/22/2016              200,435
         75,000   BRITISH SKY BROADCASTING GROUP
                  PLC++                                9.50     11/15/2018               96,462
         35,000   BRITISH TELECOM PLC                  9.63     12/15/2030               44,075
        100,000   COMMONWEALTH BANK OF AUSTRALIA++     3.75     10/15/2014              101,372
        100,000   COMMONWEALTH BANK OF AUSTRALIA++     5.00     10/15/2019              100,503
         85,000   COMMONWEALTH BANK OF AUSTRALIA++     5.00     03/19/2020               84,452
         85,000   CREDIT SUISSE AG                     5.40     01/14/2020               85,664
        100,000   ENEL FINANCE INTERNATIONAL SA++      6.00     10/07/2039               95,641
        105,000   EXPORT-IMPORT BANK OF KOREA          5.50     10/17/2012              112,080
        105,000   EXPORT-IMPORT BANK OF KOREA          5.88     01/14/2015              113,185
         65,000   FRANCE TELECOM SA                    7.75     03/01/2011               69,009
        100,000   GRUPO TELEVISA SA                    6.63     01/15/2040               99,858
        145,000   HSBC HOLDINGS PLC                    6.80     06/01/2038              155,488
         55,000   HUSKY ENERGY INCORPORATED            5.90     06/15/2014               59,855
         65,000   HUSKY ENERGY INCORPORATED            7.25     12/15/2019               75,290
        250,000   HUTCHISON WHAMPOA INTERNATIONAL
                  LIMITED++                            4.63     09/11/2015              256,938
        110,000   KOREA DEVELOPMENT BANK               4.38     08/10/2015              111,645
        170,000   NIBC BANK NV++                       2.80     12/02/2014              169,114
         75,000   NIBC BANK NV                         4.88     11/19/2019               74,496
        165,000   NORDEA BANK AB++                     2.50     11/13/2012              166,561
        195,000   NORDEA BANK AB++                     3.70     11/13/2014              196,474
         65,000   PETROBRAS INTERNATIONAL FINANCE
                  COMPANY                              7.88     03/15/2019               76,021
         65,000   PETROBRAS INTERNATIONAL FINANCE
                  COMPANY                              6.88     01/20/2040               67,092
        270,000   RAS LAFFAN LIQUEFIED NATURAL GAS
                  COMPANY LIMITED III++                5.50     09/30/2014              289,791
         95,000   RIO TINTO FINANCE USA LIMITED        5.88     07/15/2013              104,423
         85,000   RIO TINTO FINANCE USA LIMITED        9.00     05/01/2019              109,092
         40,000   ROGERS CABLE INCORPORATED            5.50     03/15/2014               43,012
        175,000   ROGERS WIRELESS INCORPORATED         6.38     03/01/2014              194,209
         80,000   SUNCOR ENERGY INCORPORATED           6.50     06/15/2038               83,421
        228,000   SWEDISH EXPORT CREDIT<<              3.25     09/16/2014              232,928
         80,000   TELEFONICA EMISIONES SAU             5.98     06/20/2011               84,096
         55,000   THOMSON REUTERS CORPORATION          5.95     07/15/2013               60,784
        130,000   TOTAL CAPITAL SA                     3.13     10/02/2015              129,124
        100,000   VALE OVERSEAS LIMITED                6.88     11/10/2039              103,615
         86,000   WESTFIELD GROUP++                    5.40     10/01/2012               91,176
        165,000   WESTPAC BANKING CORPORATION          2.25     11/19/2012              166,155
TOTAL YANKEE BONDS - CORPORATE (COST $4,936,224)                                      5,103,149
                                                                             ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
YANKEE BONDS - GOVERNMENT: 0.67%
$       185,000   PROVINCE OF ONTARIO CANADA           4.10%    06/16/2014   $          197,634
        100,000   REPUBLIC OF KOREA                    7.13     04/16/2019              117,166
        100,000   REPUBLIC OF SOUTH AFRICA             5.50     03/09/2020              101,250
        125,000   SOCIETE FINANCEMENT DE
                  L'ECONOMIE FRANCAISE++               2.88     09/22/2014              125,756
        100,000   STATE OF QATAR++                     6.40     01/20/2040              104,500
TOTAL YANKEE BONDS - GOVERNMENT (COST $622,655)                                         646,306
                                                                             ------------------
MUNICIPAL BONDS & NOTES: 0.39%
CALIFORNIA: 0.21%
         70,000   CALIFORNIA STATE BUILD AMERICA
                  BONDS (PROPERTY TAX REVENUE)         7.30     10/01/2039               70,236
         50,000   CALIFORNIA STATE BUILD AMERICA
                  BONDS (PROPERTY TAX REVENUE)         7.63     03/01/2040               52,109
         75,000   LOS ANGELES CA USD BUILD AMERICA
                  BONDS (PROPERTY TAX REVENUE)         6.76     07/01/2034               77,525
                                                                                        199,870
                                                                             ------------------
NEVADA: 0.14%
        130,000   CLARK COUNTY NV SERIES C BUILD
                  AMERICA BONDS(PORT, AIRPORT &
                  MARINA REVENUE)                      6.82     07/01/2045              135,525
                                                                             ------------------
TEXAS: 0.04%
         40,000   NORTH TEXAS TOLLWAY BUILD
                  AMERICA BONDS (TOLL ROAD
                  REVENUE)                             6.72     01/01/2049               42,089
                                                                             ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $367,446)                                           377,484
                                                                             ------------------
AGENCY SECURITIES: 34.49%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.55%
         28,770   FHLMC #1B3430+/-                     6.15     06/01/2037               30,813
          2,296   FHLMC #1B7562+/-                     5.95     11/01/2037                2,441
         40,657   FHLMC #1G0784+/-                     5.68     03/01/2036               43,262
        122,114   FHLMC #1G1292+/-                     5.83     11/01/2036              130,031
         32,493   FHLMC #1G1614+/-                     5.91     03/01/2037               34,634
         34,562   FHLMC #1G1708+/-                     6.13     04/01/2037               37,026
         67,882   FHLMC #1G1873+/-                     5.71     03/01/2036               72,322
         61,101   FHLMC #1J1920+/-                     5.65     10/01/2038               64,861
         27,126   FHLMC #1N1630+/-                     6.16     08/01/2037               28,867
          6,896   FHLMC #847703+/-                     5.97     01/01/2037                7,270
         55,108   FHLMC #A78331                        6.00     03/01/2034               59,913
        119,056   FHLMC #A79090                        6.50     07/01/2034              131,410
         80,767   FHLMC #E01279                        5.50     01/01/2018               86,894
        113,898   FHLMC #E01497                        5.50     11/01/2018              122,752
         89,922   FHLMC #E01539                        5.50     12/01/2018               96,913
        103,843   FHLMC #G01737                        5.00     12/01/2034              107,843
        406,295   FHLMC #G03526                        5.50     06/01/2036              430,108
         77,502   FHLMC #G11594                        5.50     08/01/2019               83,749
         71,071   FHLMC #G11653                        5.50     12/01/2019               76,799
        143,864   FHLMC #G11944                        5.50     07/01/2020              155,099
        175,022   FHLMC #G12827                        5.50     02/01/2021              188,800
        107,551   FHLMC #G12888                        5.50     07/01/2018              116,018
         57,802   FHLMC #G13169                        5.50     06/01/2020               62,280
        138,044   FHLMC #G13330                        6.00     10/01/2019              149,472
        603,085   FHLMC #G13367                        5.50     12/01/2018              650,562
         57,877   FHLMC #J02372                        5.50     05/01/2020               62,542
         53,557   FHLMC #J02373                        5.50     05/01/2020               57,874
         65,325   FHLMC #J02376                        6.00     05/01/2020               70,855
         78,000   FHLMC #K006                          3.40     07/25/2019               77,555
        162,372   FHLMC #P10040                        5.50     04/01/2018              172,223
                                                                                      3,411,188
                                                                             ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 28.82%
$       500,000   FNMA%%                               6.00%    03/25/2038   $          531,094
      1,500,000   FNMA%%                               5.50     03/25/2039            1,573,829
      4,700,000   FNMA%%                               5.00     08/25/2039            4,813,091
      3,750,000   FNMA%%                               4.50     01/25/2040            3,758,205
      2,000,000   FNMA%%                               4.50     01/25/2040            1,997,500
      1,000,000   FNMA%%                               4.50     01/25/2040              995,000
        118,787   FNMA #190129                         6.00     11/01/2023              126,930
        181,417   FNMA #190338                         5.50     07/01/2033              192,531
        338,439   FNMA #310017                         7.00     06/01/2035              380,248
        256,179   FNMA #462404+/-                      6.27     09/01/2037              273,323
          5,307   FNMA #725068                         5.50     01/01/2019                5,722
        167,932   FNMA #725423                         5.50     05/01/2034              178,220
        181,417   FNMA #725424                         5.50     04/01/2034              192,532
        507,743   FNMA #725598                         5.50     07/01/2034              537,739
        168,108   FNMA #735073                         6.00     10/01/2019              181,762
        118,608   FNMA #735503                         6.00     04/01/2035              128,710
         20,362   FNMA #735504                         6.00     04/01/2035               22,122
         85,681   FNMA #745238                         6.00     12/01/2020               92,774
         34,467   FNMA #838303+/-                      5.96     07/01/2037               36,241
        317,999   FNMA #878099                         6.00     04/01/2036              339,419
        125,047   FNMA #888560                         6.00     11/01/2035              135,698
        121,179   FNMA #888635                         5.50     09/01/2036              128,603
        213,087   FNMA #888941+/-                      6.01     10/01/2037              224,077
        459,853   FNMA #889069                         5.50     01/01/2021              495,839
        327,705   FNMA #889183                         5.50     09/01/2021              353,349
        334,350   FNMA #889213                         5.50     10/01/2020              361,141
        891,255   FNMA #889318                         5.50     07/01/2020              960,999
        325,096   FNMA #889568                         5.50     03/01/2020              350,536
         61,578   FNMA #893916+/-                      6.27     10/01/2036               64,935
         74,556   FNMA #905629+/-                      6.08     12/01/2036               78,952
         81,526   FNMA #906326+/-                      5.61     01/01/2037               85,297
         95,574   FNMA #906403+/-                      5.99     01/01/2037              100,951
        123,250   FNMA #906404+/-                      5.92     01/01/2037              130,051
         80,562   FNMA #909569+/-                      5.88     02/01/2037               84,889
        496,750   FNMA #909707+/-                      5.90     02/01/2037              521,304
         67,149   FNMA #910293+/-                      5.92     03/01/2037               70,784
        101,696   FNMA #914819+/-                      5.97     04/01/2037              107,243
         54,309   FNMA #917820+/-                      5.66     05/01/2037               57,101
         99,909   FNMA #917893+/-                      5.57     05/01/2037              105,142
         38,142   FNMA #918171+/-                      5.71     05/01/2037               40,066
        272,536   FNMA #931676                         5.50     01/01/2019              294,374
         64,064   FNMA #938185+/-                      5.93     07/01/2037               67,364
         20,357   FNMA #941143+/-                      6.01     10/01/2037               21,390
         69,295   FNMA #942257+/-                      5.97     07/01/2037               72,833
         19,137   FNMA #945646+/-                      6.08     09/01/2037               20,162
         60,833   FNMA #945657+/-                      6.22     09/01/2037               63,880
         46,095   FNMA #947424+/-                      5.91     10/01/2037               48,464
         86,837   FNMA #949782+/-                      5.80     08/01/2037               91,088
         52,685   FNMA #952835+/-                      5.91     09/01/2037               55,657
         32,016   FNMA #959331+/-                      6.01     11/01/2037               33,626
        374,134   FNMA #966395+/-                      5.87     12/01/2037              394,155
        836,791   FNMA #983499                         5.50     07/01/2035              888,057
      1,449,644   FNMA #995182                         5.50     06/01/2020            1,565,802
      1,229,269   FNMA #995233                         5.50     10/01/2021            1,327,000
        398,686   FNMA #995485                         6.00     04/01/2035              433,141
        227,301   FNMA #995508                         6.00     12/01/2035              246,660
         95,686   FNMA #AD0086+/-                      5.66     02/01/2039              100,483
         92,935   FNMA #AD0212                         5.50     04/01/2021              100,382
        414,096   FNMA #AD0419+/-                      5.50     05/01/2038              438,846
         59,063   FNMA #AD0531                         5.50     11/01/2023               63,796
        149,711   FNMA #AD0584                         7.00     01/01/2039              164,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       337,306   FNMA #AD0773                         5.50%    01/01/2021   $          363,701
                                                                                     27,669,670
                                                                             ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.12%
      1,500,000   GNMA%%                               4.50     11/20/2039            1,507,739
        479,018   GNMA #782044                         6.50     12/15/2032              523,368
                                                                                      2,031,107
                                                                             ------------------
TOTAL AGENCY SECURITIES (COST $32,610,051)                                           33,111,965
                                                                             ------------------
US TREASURY SECURITIES: 24.38%
US TREASURY BONDS: 8.18%
      3,310,000   US TREASURY BOND                     3.63     02/15/2020            3,253,627
        200,000   US TREASURY BOND                     7.13     02/15/2023              257,750
      1,852,000   US TREASURY BOND                     5.38     02/15/2031            2,048,775
        945,000   US TREASURY BOND                     4.25     05/15/2039              875,601
      1,497,000   US TREASURY BOND                     4.38     11/15/2039            1,415,601
          1,000   US TREASURY BOND                     4.63     02/15/2040                  986
                                                                                      7,852,340
                                                                             ------------------
US TREASURY NOTES: 16.20%
        547,000   US TREASURY NOTE                     0.88     03/31/2012              546,743
      3,352,000   US TREASURY NOTE                     1.38     03/15/2013            3,332,357
      3,505,000   US TREASURY NOTE                     2.38     02/28/2015            3,480,921
      4,124,000   US TREASURY NOTE                     2.38     03/31/2015            4,112,412
        109,000   US TREASURY NOTE                     2.75     11/30/2016              105,994
        644,000   US TREASURY NOTE                     2.75     02/15/2019              597,763
      3,420,000   US TREASURY NOTE                     3.63     08/15/2019            3,378,317
                                                                                     15,554,507
                                                                             ------------------
TOTAL US TREASURY SECURITIES (COST $23,668,736)                                      23,406,847
                                                                             ------------------
COLLATERAL FOR SECURITIES LENDING: 1.47%
COLLATERAL INVESTED IN OTHER ASSETS: 1.47%
         36,123   BNP PARIBAS SECURITIES
                  CORPORATION REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $36,123)             0.01     04/01/2010              36,123
          5,982   CALCASIEU PARISH LA+/-ss            0.40     12/01/2027               5,982
         17,404   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss          0.38     06/01/2028              17,404
        298,025   CITIGROUP REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $298,025)            0.02     04/01/2010             298,025
         14,426   COLORADO HOUSING & FINANCE
                  AUTHORITY+/-ss                      0.25     10/01/2038              14,426
         27,193   COOK COUNTY IL+/-ss                 0.25     11/01/2030              27,193
         27,095   DEUTSCHE BANK REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $27,095)             0.03     04/01/2010              27,095
         52,086   GOLDMAN SACHS REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $52,086)             0.01     04/01/2010              52,086
        293,898   GRYPHON FUNDING LIMITED(i)(a)        0.00     08/05/2010             120,792
          8,974   HENRICO COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY+/-ss          0.33     11/01/2042               8,974
         15,554   ILLINOIS EDUCATIONAL FACILITIES
                  AUTHORITY REVENUES+/-ss             0.28     07/01/2029              15,554
         10,877   INDIANA MUNICIPAL POWER
                  AGENCY+/-ss                         0.30     01/01/2018              10,877
        180,622   JPMORGAN CHASE REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $180,622)            0.01     04/01/2010             180,622
         16,316   KANSAS CITY MO SPECIAL
                  OBLIGATION+/-ss                     0.30     04/15/2025              16,316
         10,877   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                      0.34     01/01/2018              10,877
         24,447   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                         0.33     01/01/2034              24,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                     INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                        RATE        DATE             VALUE
---------------   --------------------------------   --------   ----------   ------------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        35,895   TULSA COUNTY OK INDUSTRIAL
                  AUTHORITY REVENUE+/-ss              0.34%    07/01/2032   $           35,895
         16,316   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                    0.32     12/15/2040               16,317
        905,567   VFNC CORPORATION+/-++(i)(a)          0.25     09/30/2010              489,006
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,292,063)                             1,408,011
                                                                             ------------------

     SHARES                                            YIELD
---------------                                      --------
SHORT-TERM INVESTMENTS: 10.84%
MUTUAL FUNDS: 10.84%
     10,406,036   WELLS FARGO ADVANTAGE MONEY
                  MARKET TRUST(l)(u)~                  0.09                          10,406,036
                                                                             ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,406,036)                                      10,406,036
                                                                             ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $108,164,407)*                        114.76%                          $      110,183,324
OTHER ASSETS AND LIABILITIES, NET           (14.76)                                 (14,171,170)
                                            ------                           ------------------
TOTAL NET ASSETS                            100.00%                          $       96,012,154
                                            ------                           ------------------

                                                     INTEREST    MATURITY
   PRINCIPAL                                           RATE        DATE
---------------                                      --------   ----------
TBA SALE COMMITMENTS: (2.33%)
$    (2,000,000)  FNMA%%                               5.50     03/25/2023           (2,133,594)
       (100,000)  FNMA%%                               5.50     03/25/2039             (105,391)
TOTAL TBA SALE COMMITMENTS (PROCEEDS $(2,239,723))                                   (2,238,985)
                                                                             ------------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  INVESTMENT IN AN AFFILIATE.

(i)  ILLIQUID SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $106,323,879 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $4,691,274
GROSS UNREALIZED DEPRECIATION     (831,829)
                                ----------
NET UNREALIZED APPRECIATION     $3,859,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

For the VT Money Market Fund, as permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of

Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

During the three months ended March 31, 2010, VT International Core Fund entered into forward foreign currency exchange contracts for speculative purposes.

As of March 31, 2010, outstanding forward foreign currency exchange contracts to buy were as follows:

                                                                                                 Net
                                                                                             Unrealized
Forward Foreign Currency Exchange    Exchange    Contracts     U.S. Value    In Exchange    Appreciation/
Contracts to Buy                       Date      to Receive   at 3/31/2010    for U.S. $   (Depreciation)
---------------------------------   ---------   -----------   ------------   -----------   --------------
VT International Core Fund          4/15/2010   182,200 EUR     $246,091       $248,217       $(2,126)

As of March 31, 2010, outstanding forward foreign currency exchange contracts to sell were as follows:

                                                                                                    Net
                                                                                                Unrealized
Forward Foreign Currency Exchange    Exchange      Contracts      U.S. Value    In Exchange    Appreciation/
Contracts to Sell                      Date       to Deliver     at 3/31/2010    for U.S. $   (Depreciation)
---------------------------------   ---------   --------------   ------------   -----------   --------------
VT International Core Fund          4/15/2010      182,200 EUR     $246,091       $245,955       $  (136)
                                    4/30/2010   47,072,000 JPY     $503,565       $525,551       $21,986

The VT International Core Fund had average market values of $472,275 and $1,393,042 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended March 31, 2010.

FUTURE CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the three months ended March 31, 2010, VT Asset Allocation Fund entered into futures contracts for hedging purposes.

At March 31, 2010, the following Fund had long futures contracts outstanding as follows:

                                                                                                                   Net
                                                                                  Initial                      Unrealized
                           Expiration                                            Contract       Value at      Appreciation/
                              Date      Contracts             Type                Amount        3/31/2010    (Depreciation)
                           ----------   ---------   ------------------------   ------------   ------------   --------------
VT Asset Allocation Fund   6/21/2010       8 Long   30 Year US Treasury Bond    $   920,187   $   929,000       $  8,813
                           6/17/2010      99 Long   S&P 500 Index               $28,091,800   $28,838,700       $746,900

At March 31, 2010, the following Fund had short futures contracts outstanding as follows:

                                                                                                                  Net
                                                                                  Initial                      Unrealized
                           Expiration                                            Contract       Value at      Appreciation/
                              Date      Contracts             Type                Amount        3/31/2010    (Depreciation)
                           ----------   ---------   ------------------------   ------------   ------------   --------------
VT Asset Allocation Fund   6/21/2010    237 Short   30 Year US Treasury Bond   $(27,560,401)  $(27,521,625)      $38,776

VT Asset Allocation Fund had average contract amounts of $29,360,716 and $27,304,362 respectively in long and short futures contracts during the three months ended March 31, 2010.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. As of March 31, 2010, VT International Core Fund holds these securities as direct investments of the Fund. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured and are valued at fair value as shown in the Portfolio of Investments.

                               RESTRUCTURED SIVS ($VALUE)   % OF NET ASSETS
                               --------------------------   ---------------
VT Asset Allocation Fund               $1,066,827                0.96%
VT C&B Large Cap Value Fund                19,852                0.13%
VT Discovery Fund                         870,290                0.95%
VT Equity Income Fund                      25,874                0.05%
VT International Core Fund                  3,567                0.02%
VT Large Company Core Fund                 31,139                0.30%
VT Large Company Growth Fund              261,818                0.38%
VT Opportunity Fund                     2,760,840                1.68%
VT Small Cap Growth Fund                1,207,564                0.55%
VT Total Return Bond Fund                 609,798                0.64%

In a securities lending transaction, the net asset value of each Fund, except International Core Fund, will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                                                SIGNIFICANT
                                                QUOTED      SIGNIFICANT OTHER   UNOBSERVABLE
                                                 PRICE      OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES                      (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
-------------------------                    ------------   -----------------   ------------   ------------
VT ASSET ALLOCATION FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 65,387,317      $         0       $        0    $ 65,387,317
   CORPORATE DEBT SECURITIES                            0                0        1,066,827       1,066,827
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          260,544                0         260,544
   US TREASURY SECURITIES                      40,579,922        3,178,841                0      43,758,763
   SHORT-TERM INVESTMENTS                       2,102,707          757,610                0       2,860,317
                                             ------------      -----------       ----------    ------------
                                             $108,069,946      $ 4,196,995       $1,066,827    $113,333,768
                                             ------------      -----------       ----------    ------------
VT C&B LARGE CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 14,395,437      $         0       $        0    $ 14,395,437
      PREFERRED STOCKS                            292,645                0                0         292,645
   CORPORATE DEBT SECURITIES                            0                0           19,852          19,852
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0            8,707                0           8,707
   SHORT-TERM INVESTMENTS                         805,096           36,373                0         841,469
                                             ------------      -----------       ----------    ------------
                                             $ 15,493,178      $    45,080       $   19,852    $ 15,558,110
                                             ------------      -----------       ----------    ------------
VT DISCOVERY FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 91,721,503      $         0       $        0    $ 91,721,503
   CORPORATE DEBT SECURITIES                            0                0          870,290         870,290
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          160,654                0         160,654
   SHORT-TERM INVESTMENTS                       1,139,529          671,167                0       1,810,696
                                             ------------      -----------       ----------    ------------
                                             $ 92,861,032      $   831,821       $  870,290    $ 94,563,143
                                             ------------      -----------       ----------    ------------
VT EQUITY INCOME FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 55,169,197      $         0       $        0    $ 55,169,197
   CORPORATE DEBT SECURITIES                            0                0           25,874          25,874
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0           79,916                0          79,916
   SHORT-TERM INVESTMENTS                         697,415          333,868                0       1,031,283
                                             ------------      -----------       ----------    ------------
                                             $ 55,866,612      $   413,784       $   25,874    $ 56,306,270
                                             ------------      -----------       ----------    ------------
VT INTERNATIONAL CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 18,244,165*     $         0       $        0    $ 18,244,165
      PREFERRED STOCKS                            325,033                0                0         325,033
   CORPORATE DEBT SECURITIES                            0                0            3,567           3,567
   SHORT-TERM INVESTMENTS                         286,223                0                0         286,223
                                             ------------      -----------       ----------    ------------
                                             $ 18,855,421      $         0       $    3,567    $ 18,858,988
                                             ------------      -----------       ----------    ------------
VT LARGE COMPANY CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 10,414,338      $         0       $        0    $ 10,414,338
   CORPORATE DEBT SECURITIES                            0                0           31,139          31,139
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0           28,228                0          28,228
   SHORT-TERM INVESTMENTS                          73,520          117,926                0         191,446
                                             ------------      -----------       ----------    ------------
                                             $ 10,487,858      $   146,154       $   31,139    $ 10,665,151
                                             ------------      -----------       ----------    ------------
VT LARGE COMPANY GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 67,969,553      $         0       $        0    $ 67,969,553
   CORPORATE DEBT SECURITIES                            0                0          261,818         261,818
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          238,803                0         238,803
   SHORT-TERM INVESTMENTS                         807,551          997,653                0       1,805,204
                                             ------------      -----------       ----------    ------------
                                             $ 68,777,104      $ 1,236,456       $  261,818    $ 70,275,378
                                             ------------      -----------       ----------    ------------
VT MONEY MARKET FUND
   COMMERCIAL PAPER                          $          0      $11,599,506       $        0    $ 11,599,506
   CORPORATE DEBT SECURITIES                            0          195,000                0         195,000
   MUNICIPAL SECURITIES                                 0        4,094,957                0       4,094,957
   REPURCHASE AGREEMENTS                                0       14,879,997                0      14,879,997
   SECURED MASTER NOTE AGREEMENT                        0        1,103,000                0       1,103,000
   TIME DEPOSITS                                        0        6,300,000                0       6,300,000
                                             ------------      -----------       ----------    ------------
                                             $          0      $38,172,460       $        0    $ 38,172,460
                                             ------------      -----------       ----------    ------------
VT OPPORTUNITY FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $150,407,591      $ 1,808,570       $        0    $152,216,161
      INVESTMENT COMPANIES                      3,200,793                0                0       3,200,793
   CORPORATE DEBT SECURITIES                            0                0        2,760,840       2,760,840
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          401,709                0         401,709
   SHORT-TERM INVESTMENTS                       9,265,495        1,678,223                0      10,943,718
                                             ------------      -----------       ----------    ------------
                                             $162,873,879      $ 3,888,502       $2,760,840    $169,523,221
                                             ------------      -----------       ----------    ------------
VT SMALL CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $203,100,025      $         0       $        0    $203,100,025
   CORPORATE DEBT SECURITIES                            0                0        1,207,564       1,207,564
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          231,363                0         231,363
   SHORT-TERM INVESTMENTS                       9,639,920          966,563                0      10,606,483
                                             ------------      -----------       ----------    ------------
                                             $212,739,945      $ 1,197,926       $1,207,564    $215,145,435
                                             ------------      -----------       ----------    ------------

                                                                                 SIGNIFICANT
                                                            SIGNIFICANT OTHER   UNOBSERVABLE
                                             QUOTED PRICE   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES                      (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
-------------------------                    ------------   -----------------   ------------   ------------
VT SMALL/MID CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $ 11,591,640      $         0        $160,975     $ 11,752,615
      PREFERRED STOCKS                                  0                0          25,867           25,867
      INVESTMENT COMPANIES                        130,227                0               0          130,227
      WARRANTS                                     84,195                0               0           84,195
   SHORT-TERM INVESTMENTS                          46,006                0               0           46,006
                                             ------------      -----------        --------     ------------
                                             $ 11,852,068      $         0        $186,842     $ 12,038,910
                                             ------------      -----------        --------     ------------
VT TOTAL RETURN BOND FUND
   AGENCY SECURITIES                         $          0      $33,111,965        $      0     $ 33,111,965
   ASSET BACKED SECURITIES                              0        5,995,987               0        5,995,987
   COLLATERALIZED MORTGAGE OBLIGATIONS                  0       20,156,061               0       20,156,061
   CORPORATE DEBT SECURITIES                            0        9,571,478         609,798       10,181,276
   DEBT SECURITIES ISSUED BY STATES IN THE
U.S. AND ITS POLITICAL SUBDIVISIONS                     0          581,746               0          581,746
   YANKEE CORPORATE BONDS                               0        5,103,149               0        5,103,149
   YANKEE GOVERNMENT BONDS                              0          646,306               0          646,306
   US TREASURY SECURITIES                      23,406,847                0               0       23,406,847
   SHORT-TERM INVESTMENTS                      10,406,036          593,951               0       10,999,987
                                             ------------      -----------        --------     ------------
                                             $ 33,812,883      $75,760,643        $609,798     $110,183,324
                                             ------------      -----------        --------     ------------

* Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $15,218,490 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

Further details on the major security types listed above can be found in the each Fund's Portfolio of Investments.

As of March 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                                                  SIGNIFICANT
                                                             SIGNIFICANT OTHER   UNOBSERVABLE
                                             QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
OTHER FINANCIAL INSTRUMENTS                    (LEVEL 1)         (LEVEL 2)         (LEVEL 3)       TOTAL
---------------------------                  -------------   -----------------   ------------   ------------
FUTURES CONTRACTS
VT Asset Allocation Fund                        $794,489        $         0           $0        $   794,489
FORWARD FOREIGN CURRENCY CONTRACTS
VT International Core Fund                             0             19,724            0             19,724
TBA SALE COMMITMENTS
VT Total Return Bond Fund                              0         (2,238,985)           0         (2,238,985)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                         VT C&B
                                           VT ASSET      LARGE         VT                          VT         VT LARGE
                                          ALLOCATION   CAP VALUE   DISCOVERY    VT EQUITY    INTERNATIONAL    COMPANY
                                             FUND         FUND        FUND     INCOME FUND     CORE FUND     CORE FUND
                                         -----------   ---------   ---------   -----------   -------------   ---------
CORPORATE DEBT SECURITIES
   BALANCE AS OF 12/31/2009              $ 1,032,690    $19,216    $842,417      $25,045         $3,453       $30,142
      Change in unrealized
         appreciation (depreciation)          96,750      1,767      77,444        2,302            114         2,771
      Net purchases (sales)                  (62,613)    (1,131)    (49,571)      (1,473)             0        (1,774)
         BALANCE AS OF 03/31/2010        $ 1,066,827    $19,852    $870,290      $25,874         $3,567       $31,139
Change in unrealized appreciation
   (depreciation) relating to
      securities held at the end
      of reporting period.               $    96,750    $ 1,767    $ 77,444      $ 2,302         $  114       $ 2,771

                                           VT LARGE         VT                      VT SMAL/MID
                                           COMPANY     OPPORTUNITY   VT SMALL CAP    CAP VALUE      VT TOTAL
                                         GROWTH FUND       FUND       GROWTH FUND       FUND      RETURN FUND
                                         -----------   -----------   ------------   -----------   -----------
COMMON STOCK
   BALANCE AS OF 12/31/2009                                                          $ 82,913
      Realized gain (loss)                                                                740
      Change in unrealized
         appreciation (depreciation)                                                   54,473
      Net purchases (sales)                                                            22,849
   BALANCE AS OF 03/31/2010                                                          $160,975
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                                                                  $ 45,308
PREFERRED STOCK
   BALANCE AS OF 12/31/2009                                                          $      0
      Net transfer in (out) of Level 3                                               $ 25,867
   BALANCE AS OF 03/31/2010                                                          $ 25,867
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
CORPORATE DEBT SECURITIES
   BALANCE AS OF 12/31/2009                $253,432     $2,672,417    $1,168,890     $      0      $590,286
      Change in unrealized
         appreciation (depreciation)         23,298        245,676       107,456            0        55,302
      Net purchases (sales)                 (14,912)      (157,253)      (68,782)           0       (35,790)
   BALANCE AS OF 03/31/2010                $261,818     $2,760,840    $1,207,564     $      0      $609,798
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                        $ 23,298     $  245,676    $  107,456     $      0      $ 55,302

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 27, 2010

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 27, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: May 27, 2010